Schedule of Investments (unaudited)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$80	$67,329
4.65%, 10/01/28 (Call 07/01/28)	150	151,714
4.75%, 03/30/30 (Call 12/30/29)	150	152,142
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	60	52,408
2.60%, 08/01/31 (Call 05/01/31)	185	161,605
4.20%, 06/01/30 (Call 03/01/30)	140	138,278
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	473	470,659
3.65%, 11/01/24 (Call 08/01/24)	265	266,317
WPP Finance 2010, 3.75%, 09/19/24	320	321,382
		1,781,834
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 06/13/22)	515	496,336
2.20%, 02/04/26 (Call 02/04/23)	940	862,694
2.25%, 06/15/26 (Call 03/15/26)	255	233,817
2.60%, 10/30/25 (Call 07/30/25)	70	66,299
2.70%, 02/01/27 (Call 12/01/26)	245	225,454
2.75%, 02/01/26 (Call 01/01/26)	100	94,856
2.80%, 03/01/24 (Call 02/01/24)	20	19,761
2.80%, 03/01/27 (Call 12/01/26)	190	174,832
2.85%, 10/30/24 (Call 07/30/24)	88	86,148
2.95%, 02/01/30 (Call 11/01/29)	160	138,166
3.10%, 05/01/26 (Call 03/01/26)(a)	205	195,757
3.20%, 03/01/29 (Call 12/01/28)	283	253,101
3.25%, 03/01/28 (Call 12/01/27)	270	249,045
3.45%, 11/01/28 (Call 08/01/28)	100	91,602
3.63%, 02/01/31 (Call 11/01/30)	205	184,412
4.88%, 05/01/25 (Call 04/01/25)	614	619,722
5.04%, 05/01/27 (Call 03/01/27)	320	321,923
5.15%, 05/01/30 (Call 02/01/30)	858	853,393
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	145	133,387
1.88%, 08/15/23 (Call 06/15/23)	111	110,040
2.13%, 08/15/26 (Call 05/15/26)	150	142,616
2.25%, 06/01/31 (Call 03/01/31)	45	40,345
2.38%, 11/15/24 (Call 09/15/24)	60	59,056
2.63%, 11/15/27 (Call 08/15/27)	151	143,831
3.25%, 04/01/25 (Call 03/01/25)	186	186,562
3.50%, 05/15/25 (Call 03/15/25)(a)	185	186,992
3.50%, 04/01/27 (Call 02/01/27)	200	199,922
3.63%, 04/01/30 (Call 01/01/30)	262	260,190
3.75%, 05/15/28 (Call 02/15/28)	235	235,639
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	235	193,250
2.90%, 12/15/29 (Call 09/15/29)	70	63,675
3.83%, 04/27/25 (Call 01/27/25)	190	190,243
3.85%, 12/15/26 (Call 09/15/26)	175	175,178
3.95%, 05/28/24 (Call 02/28/24)	140	141,852
4.40%, 06/15/28 (Call 03/15/28)	20	20,123
4.40%, 06/15/28 (Call 03/15/28)(a)	280	281,778
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	25	21,802
3.55%, 01/15/26 (Call 10/15/25)	254	258,346
3.90%, 06/15/32	150	151,204

Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$277	$275,017
3.20%, 02/01/27 (Call 11/01/26)	199	195,876
3.25%, 08/01/23	260	261,713
3.25%, 01/15/28 (Call 10/15/27)	265	257,567
4.40%, 05/01/30 (Call 02/01/30)	220	223,709
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	135	113,792
2.25%, 07/01/30 (Call 04/01/30)	255	224,938
2.65%, 11/01/26 (Call 08/01/26)(a)	35	33,878
3.13%, 05/04/27 (Call 02/04/27)	204	199,151
3.20%, 03/15/24 (Call 01/15/24)	365	366,913
3.50%, 03/15/27 (Call 12/15/26)	355	353,367
3.70%, 12/15/23 (Call 09/15/23)	107	108,107
3.95%, 08/16/25 (Call 06/16/25)	387	394,098
4.13%, 11/16/28 (Call 08/16/28)	495	504,063
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 07/01/22)	75	71,759
2.25%, 04/01/28 (Call 02/01/28)	90	80,203
2.75%, 04/01/31 (Call 01/01/31)	210	182,836
		12,210,336
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	290	279,050
2.45%, 02/04/32 (Call 11/04/31)	330	266,026
2.63%, 09/16/26 (Call 06/16/26)(a)	308	291,350
3.40%, 05/06/30 (Call 02/06/30)	195	175,559
4.00%, 01/31/24	125	127,005
4.40%, 02/14/26 (Call 12/14/25)(a)	100	101,385
4.80%, 02/14/29 (Call 11/14/28)	136	135,933
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	423	412,378
2.90%, 03/01/32 (Call 12/01/31)	60	55,572
3.25%, 03/27/30 (Call 12/27/29)	120	115,870
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	295	255,591
2.73%, 03/25/31 (Call 12/25/30)	290	240,494
2.79%, 09/06/24 (Call 08/06/24)	165	161,862
3.22%, 08/15/24 (Call 06/15/24)	538	534,245
3.22%, 09/06/26 (Call 07/06/26)	166	158,548
3.46%, 09/06/29 (Call 06/06/29)	160	142,160
3.56%, 08/15/27 (Call 05/15/27)	624	589,037
4.70%, 04/02/27 (Call 02/02/27)	45	44,998
4.74%, 03/16/32 (Call 12/16/31)	250	235,842
4.91%, 04/02/30 (Call 01/02/30)	160	155,181
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	245	221,421
4.40%, 03/16/28 (Call 02/16/28)	135	131,505
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	130	121,546
2.75%, 05/14/31 (Call 02/14/31)	180	156,125
3.25%, 08/15/26 (Call 05/15/26)	185	180,090
3.75%, 09/25/27 (Call 06/25/27)	147	144,952
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	45	40,538
1.50%, 05/01/25 (Call 04/01/25)	191	181,864
1.75%, 11/01/30 (Call 08/01/30)	125	101,349
2.10%, 05/01/30 (Call 02/01/30)	200	168,822
2.75%, 02/25/26 (Call 11/25/25)	225	218,599
2.88%, 05/01/24 (Call 04/01/24)	215	215,264

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Agriculture (continued)
3.13%, 08/17/27 (Call 05/17/27)	$100	$96,092
3.13%, 03/02/28 (Call 12/02/27)	85	80,911
3.25%, 11/10/24	203	203,924
3.38%, 08/11/25 (Call 05/11/25)	140	140,148
3.38%, 08/15/29 (Call 05/15/29)(a)	186	175,236
3.60%, 11/15/23	95	96,220
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	474	480,413
4.85%, 09/15/23	225	229,907
		7,863,012
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	29	26,978
Series 2016-1, Class AA, 3.58%, 07/15/29	44	41,468
Series 2016-2, Class AA, 3.20%, 12/15/29	80	73,398
Series 2016-3, Class AA, 3.00%, 04/15/30	52	47,407
Series 2017-1, Class AA, 3.65%, 02/15/29	11	10,704
Series 2017-2, Class AA, 3.35%, 04/15/31	196	182,063
Continental Airlines Pass Through Trust, Series 2012-2,
Class A, 4.00%, 04/29/26	75	72,777
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	145	127,239
3.00%, 11/15/26 (Call 08/15/26)	95	91,688
5.13%, 06/15/27 (Call 04/15/27)	405	422,111
5.25%, 05/04/25 (Call 04/04/25)	15	15,657
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	160	152,601
Series 2014-1, Class A, 4.00%, 10/11/27	25	23,597
Series 2014-2, Class A, 3.75%, 03/03/28	216	205,915
Series 2016-1, Class AA, 3.10%, 01/07/30	65	59,920
Series 2018-1, Class AA, 3.50%, 09/01/31	29	26,613
Series 2019, Class AA, 4.15%, 02/25/33	28	26,540
Series 2020-1, Class A, 5.88%, 04/15/29	483	487,705
		2,094,381
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	255	247,840
2.40%, 03/27/25 (Call 02/27/25)(a)	53	52,454
2.75%, 03/27/27 (Call 01/27/27)	308	301,809
2.85%, 03/27/30 (Call 12/27/29)	324	305,785
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	145	146,006
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(a)	45	40,793
3.75%, 09/15/25 (Call 07/15/25)	95	95,973
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	72	70,373
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	45	43,632
2.80%, 04/23/27 (Call 02/23/27)	205	196,462
2.95%, 04/23/30 (Call 01/23/30)	95	86,265
		1,587,392
Auto Manufacturers — 0.6%
American Honda Finance Corp.
0.55%, 07/12/24(a)	235	223,325
0.88%, 07/07/23	315	309,453
1.00%, 09/10/25	30	27,764
1.20%, 07/08/25	80	74,853
1.30%, 09/09/26	170	155,472
1.50%, 01/13/25	100	95,968
2.00%, 03/24/28	75	68,107

Security	Par (000)	Value
Auto Manufacturers (continued)
2.25%, 01/12/29	$100	$90,076
2.30%, 09/09/26	225	213,860
2.35%, 01/08/27	210	198,817
2.40%, 06/27/24	101	99,785
2.90%, 02/16/24	157	157,028
3.45%, 07/14/23	215	216,987
3.50%, 02/15/28(a)	180	177,932
3.55%, 01/12/24(a)	280	283,184
3.63%, 10/10/23	32	32,389
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	180	148,635
3.65%, 10/01/23 (Call 07/01/23)	95	96,041
Daimler Finance North America LLC, 8.50%, 01/18/31	300	386,079
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	275	268,485
4.88%, 10/02/23	45	46,024
5.00%, 10/01/28 (Call 07/01/28)(a)	287	287,910
5.40%, 10/02/23	89	91,559
6.13%, 10/01/25 (Call 09/01/25)	378	400,846
6.80%, 10/01/27 (Call 08/01/27)	95	103,010
General Motors Financial Co. Inc.
1.05%, 03/08/24	25	23,996
1.20%, 10/15/24	95	89,739
1.25%, 01/08/26 (Call 12/08/25)	95	85,605
1.50%, 06/10/26 (Call 05/10/26)	115	103,232
2.35%, 02/26/27 (Call 01/26/27)	100	90,899
2.35%, 01/08/31 (Call 10/08/30)	181	147,220
2.40%, 04/10/28 (Call 02/10/28)	215	188,239
2.40%, 10/15/28 (Call 08/15/28)	190	163,911
2.70%, 06/10/31 (Call 03/10/31)	305	251,994
2.75%, 06/20/25 (Call 05/20/25)	420	405,514
2.90%, 02/26/25 (Call 01/26/25)	428	417,672
3.10%, 01/12/32 (Call 10/12/31)	230	194,612
3.50%, 11/07/24 (Call 09/07/24)	325	324,421
3.60%, 06/21/30 (Call 03/21/30)	241	216,647
3.85%, 01/05/28 (Call 10/05/27)	115	108,980
3.95%, 04/13/24 (Call 02/13/24)	287	289,517
4.00%, 01/15/25 (Call 10/15/24)	281	281,981
4.00%, 10/06/26 (Call 07/06/26)(a)	355	351,283
4.15%, 06/19/23 (Call 05/19/23)	162	163,591
4.30%, 07/13/25 (Call 04/13/25)	10	10,082
4.30%, 04/06/29 (Call 02/06/29)	200	190,810
4.35%, 04/09/25 (Call 02/09/25)	470	474,385
4.35%, 01/17/27 (Call 10/17/26)	377	374,565
5.10%, 01/17/24 (Call 12/17/23)	374	382,879
5.25%, 03/01/26 (Call 12/01/25)	302	311,102
5.65%, 01/17/29 (Call 10/17/28)	50	51,466
Georgia Power Co., 4.70%, 05/15/32	110	113,748
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	180	165,325
PACCAR Financial Corp.
0.35%, 02/02/24	75	71,807
1.10%, 05/11/26	65	59,580
1.80%, 02/06/25	65	62,799
2.00%, 02/04/27	225	211,072
2.15%, 08/15/24	10	9,830
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	240	231,163
1.34%, 03/25/26 (Call 02/25/26)	320	296,243
2.36%, 07/02/24	200	198,144
2.36%, 03/25/31 (Call 12/25/30)	205	183,325

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
2.76%, 07/02/29	$70	$65,258
3.42%, 07/20/23	290	292,781
3.67%, 07/20/28(a)	50	50,159
Toyota Motor Credit Corp.
0.45%, 01/11/24	40	38,630
0.63%, 09/13/24	305	290,220
0.80%, 10/16/25	20	18,464
1.13%, 06/18/26	300	274,488
1.15%, 08/13/27	10	8,838
1.45%, 01/13/25	100	96,026
1.65%, 01/10/31	100	83,369
1.80%, 02/13/25	180	173,905
1.90%, 01/13/27	100	93,371
1.90%, 04/06/28	200	181,952
1.90%, 09/12/31	205	172,981
2.00%, 10/07/24	262	256,341
2.15%, 02/13/30	25	22,205
2.25%, 10/18/23	25	24,892
2.90%, 04/17/24	215	215,206
3.00%, 04/01/25	287	286,041
3.05%, 03/22/27	500	489,055
3.05%, 01/11/28	175	169,696
3.20%, 01/11/27	250	246,340
3.35%, 01/08/24	220	222,237
3.38%, 04/01/30	280	269,870
3.40%, 04/14/25	205	206,035
3.45%, 09/20/23	212	214,381
		16,013,708
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	55	53,580
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	253	235,604
3.38%, 03/15/25 (Call 12/15/24)	235	233,961
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	155	127,133
3.50%, 05/30/30 (Call 02/28/30)	30	27,044
3.80%, 09/15/27 (Call 06/15/27)	78	76,025
4.25%, 05/15/29 (Call 02/15/29)	160	153,566
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	20	17,540
3.63%, 06/15/24 (Call 03/15/24)	93	93,293
4.15%, 10/01/25 (Call 07/01/25)	308	314,246
		1,331,992
Banks — 9.1%
Australia & New Zealand Banking Group Ltd./New York NY,
3.70%, 11/16/25	60	60,698
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	10	9,712
1.13%, 09/18/25	385	351,740
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	225	199,969
1.80%, 03/25/26	200	183,692
2.70%, 05/28/25	235	227,099
2.70%, 12/03/30	300	247,722
2.71%, 06/27/24	400	394,060
2.96%, 03/25/31	220	191,341
3.23%, 11/22/32 (Call 11/22/31)(b)	200	165,850
3.31%, 06/27/29	200	185,692
3.49%, 05/28/30	265	242,960

Security	Par (000)	Value
Banks (continued)
3.80%, 04/12/23	$200	$201,328
3.80%, 02/23/28	215	205,884
4.18%, 03/24/28 (Call 03/24/27)(b)	210	205,792
4.25%, 04/11/27	200	197,378
4.38%, 04/12/28	250	245,405
5.18%, 11/19/25	410	419,545
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	540	520,906
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	210	197,371
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	615	561,673
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	20	18,491
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(b)	400	379,620
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	1,045	951,817
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	90	87,629
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	555	461,932
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	450	372,240
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	90	85,687
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	500	441,915
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	600	503,682
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(b)	403	390,801
2.48%, 09/21/36 (Call 09/21/31)(b)	500	406,465
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	660	579,209
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	305	285,245
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	420	360,847
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	360	315,943
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	750	655,477
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	563	509,160
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	705	625,779
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(b)	595	586,414
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	590	546,771
3.20%, 10/21/27 (Call 10/21/26)	546	529,216
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	350	344,844
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	535	527,997
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	1,018	974,389
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(b)	414	413,739
3.50%, 04/19/26	519	516,597
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	608	597,013
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	595	578,364
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	485	474,655
3.80%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(b)	320	321,741
3.80%, 03/08/37 (Call 03/08/32)(b)	485	438,770
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	410	404,297
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(b)	601	605,261
3.88%, 08/01/25	370	376,360
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	591	579,641

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	$637	$621,655
4.00%, 04/01/24	560	571,049
4.00%, 01/22/25	511	514,649
4.10%, 07/24/23	444	452,991
4.13%, 01/22/24	675	689,634
4.20%, 08/26/24	751	764,022
4.25%, 10/22/26	478	483,358
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	655	651,732
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(b)	275	277,266
4.45%, 03/03/26	502	509,133
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(b)	735	743,835
Series L, 3.95%, 04/21/25	710	714,899
Series L, 4.18%, 11/25/27 (Call 11/25/26)	397	396,027
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	550	504,966
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	555	483,982
Bank of Montreal
0.40%, 09/15/23	90	87,346
0.45%, 12/08/23	515	498,144
0.63%, 07/09/24	100	94,909
0.90%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	90	81,052
1.25%, 09/15/26	185	166,770
1.50%, 01/10/25	100	95,071
1.85%, 05/01/25	340	324,836
2.15%, 03/08/24	160	157,893
2.50%, 06/28/24	238	235,061
2.65%, 03/08/27	190	179,341
3.80%, 12/15/32 (Call 12/15/27)(b)	165	157,608
4.34%, 10/05/28 (Call 10/05/23)(b)	265	267,064
Series E, 3.30%, 02/05/24(a)	240	241,188
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	45	43,489
0.50%, 04/26/24 (Call 03/26/24)	45	43,099
0.75%, 01/28/26 (Call 12/28/25)	55	50,150
1.05%, 10/15/26 (Call 09/15/26)	180	162,360
1.60%, 04/24/25 (Call 03/24/25)	164	156,474
1.65%, 07/14/28 (Call 05/14/28)	65	57,597
1.65%, 01/28/31 (Call 10/28/30)	145	120,889
1.80%, 07/28/31 (Call 04/28/31)	115	95,789
2.05%, 01/26/27 (Call 12/26/26)	100	93,982
2.10%, 10/24/24	250	245,250
2.20%, 08/16/23 (Call 06/16/23)	85	84,946
2.45%, 08/17/26 (Call 05/17/26)	83	79,926
2.50%, 01/26/32 (Call 10/26/31)	120	105,706
2.80%, 05/04/26 (Call 02/04/26)	237	232,156
3.00%, 10/30/28 (Call 07/30/28)	110	102,986
3.25%, 09/11/24 (Call 08/11/24)	270	271,463
3.25%, 05/16/27 (Call 02/16/27)	245	241,697
3.30%, 08/23/29 (Call 05/23/29)	154	145,735
3.35%, 04/25/25	185	185,672
3.40%, 05/15/24 (Call 04/15/24)	200	202,428
3.40%, 01/29/28 (Call 10/29/27)	186	183,236
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(b)	96	94,707
3.45%, 08/11/23	234	236,759
3.85%, 04/28/28	120	120,710
3.85%, 04/26/29	150	149,279

Security	Par (000)	Value
Banks (continued)
3.95%, 11/18/25 (Call 10/18/25)	$167	$170,141
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	299	303,347
Series G, 3.00%, 02/24/25 (Call 01/24/25)	235	234,396
Series J, 0.85%, 10/25/24 (Call 09/25/24)	200	190,202
Series J, 1.90%, 01/25/29 (Call 11/25/28)	120	106,502
Bank of Nova Scotia (The)
0.55%, 09/15/23	138	134,324
0.65%, 07/31/24	20	18,944
0.70%, 04/15/24	260	248,401
1.05%, 03/02/26	110	99,463
1.30%, 06/11/25	160	149,629
1.30%, 09/15/26	50	45,101
1.45%, 01/10/25	140	133,421
1.95%, 02/02/27	130	119,405
2.15%, 08/01/31	35	29,434
2.20%, 02/03/25	85	82,449
2.45%, 02/02/32	10	8,528
2.70%, 08/03/26	530	507,401
3.40%, 02/11/24	50	50,234
3.45%, 04/11/25	230	229,225
4.50%, 12/16/25	449	457,922
4.59%, 05/04/37 (Call 02/04/32)(b)	235	222,359
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(b)	35	33,058
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	90	92,941
5.13%, 06/11/30 (Call 03/11/30)	85	84,036
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	240	230,081
2.28%, 11/24/27 (Call 11/24/26)(b)	210	190,575
2.60%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(b)	75	63,988
2.67%, 03/10/32 (Call 03/10/31)(b)	200	168,784
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(b)	225	216,540
3.65%, 03/16/25	275	274,024
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	455	454,827
4.34%, 01/10/28 (Call 01/10/27)	325	321,529
4.38%, 09/11/24	315	319,070
4.38%, 01/12/26	575	577,731
4.84%, 05/09/28 (Call 05/07/27)	475	469,238
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	495	500,207
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(b)	355	349,419
5.20%, 05/12/26	475	484,766
BNP Paribas SA, 4.25%, 10/15/24(a)	275	278,963
BPCE SA
3.38%, 12/02/26	250	243,753
4.00%, 04/15/24	515	521,190
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	420	405,229
1.00%, 10/18/24	195	184,724
1.25%, 06/22/26	190	171,587
2.25%, 01/28/25	455	441,054
3.10%, 04/02/24	155	155,107
3.45%, 04/07/27	30	29,264
3.50%, 09/13/23	564	570,334
Capital One Financial Corp., 5.27%, 05/10/33(b)	385	395,072
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	90	91,190

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	$75	$72,152
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	295	280,268
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	660	595,016
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	10	9,434
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	590	531,389
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	165	157,052
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	335	283,078
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	485	415,849
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	586	509,263
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	670	590,330
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	375	338,910
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	575	510,008
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)(b)	150	143,073
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	683	667,708
3.20%, 10/21/26 (Call 07/21/26)	555	539,765
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(b)	150	147,404
3.30%, 04/27/25	584	582,966
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	566	561,829
3.40%, 05/01/26	508	501,447
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	570	549,092
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	616	600,132
3.70%, 01/12/26(a)	488	486,717
3.75%, 06/16/24	127	129,012
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	550	517,209
3.88%, 10/25/23	206	210,151
3.88%, 03/26/25(a)	295	295,841
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	670	660,332
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	565	546,954
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(b)	10	10,107
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	431	424,151
4.13%, 07/25/28	570	561,159
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	175	176,549
4.30%, 11/20/26	382	384,796
4.40%, 06/10/25	606	613,381
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	665	658,217
4.45%, 09/29/27	812	813,778
4.60%, 03/09/26	385	391,302
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(b)	105	106,645
4.91%, 05/24/33(b)	490	503,215
5.50%, 09/13/25	554	579,567
6.63%, 01/15/28	10	11,228
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	25	24,063
3.75%, 02/18/26 (Call 11/18/25)	260	260,364
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	237	205,981
2.85%, 07/27/26 (Call 04/27/26)	130	123,729
3.25%, 04/30/30 (Call 01/30/30)	100	91,818
4.30%, 12/03/25 (Call 11/03/25)	10	10,068
5.64%, 05/21/37(b)	70	71,684

Security	Par (000)	Value
Banks (continued)
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	$325	$327,086
4.00%, 02/01/29 (Call 11/03/28)	275	272,561
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	390	381,057
4.38%, 08/04/25	10	10,066
Cooperatieve Rabobank U.A./New York, 1.38%, 01/10/25	250	238,295
Credit Suisse AG/New York NY
0.50%, 02/02/24	60	57,253
1.25%, 08/07/26	20	17,837
2.95%, 04/09/25	480	469,272
3.63%, 09/09/24	710	708,431
3.70%, 02/21/25	40	39,883
Credit Suisse Group AG
3.75%, 03/26/25(a)	510	504,349
3.80%, 06/09/23	260	261,092
4.55%, 04/17/26	495	495,520
Deutsche Bank AG, 4.10%, 01/13/26	231	230,351
Deutsche Bank AG/London, 3.70%, 05/30/24	260	260,723
Deutsche Bank AG/New York NY
0.90%, 05/28/24	150	142,421
1.40%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(b)	90	85,445
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	405	370,571
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	165	161,002
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	490	434,164
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	195	173,599
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	170	141,819
3.50%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	450	395,874
3.70%, 05/30/24	265	265,103
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	350	344,806
4.10%, 01/13/26	35	34,873
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	40	39,094
2.70%, 02/06/30 (Call 11/06/29)	365	318,426
3.45%, 07/27/26 (Call 04/27/26)	250	243,093
4.25%, 03/13/26	20	19,981
4.68%, 08/09/28 (Call 08/09/23)(b)	355	355,067
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(b)	10	9,010
2.38%, 01/28/25 (Call 12/28/24)	50	48,466
2.55%, 05/05/27 (Call 04/05/27)	170	159,681
3.65%, 01/25/24 (Call 12/25/23)	480	484,114
3.95%, 03/14/28 (Call 02/14/28)(a)	255	253,376
4.30%, 01/16/24 (Call 12/16/23)	304	307,496
4.34%, 04/25/33(b)	70	69,679
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	255	240,024
3.85%, 03/15/26 (Call 02/15/26)	40	39,913
3.95%, 07/28/25 (Call 06/28/25)	200	202,566
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(b)	85	82,079
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	55	55,171
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)(b)	250	244,195
6.13%, 03/09/28	130	139,031
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	45	43,506
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	205	198,241
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	85	77,002
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	580	525,283

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	$620	$559,240
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	400	389,052
1.90%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	815	743,198
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	557	459,391
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	655	550,534
2.60%, 02/07/30 (Call 11/07/29)	509	449,019
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	620	535,060
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	185	173,080
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	540	464,092
3.00%, 03/15/24	180	179,881
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	775	694,609
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	692	685,827
3.50%, 01/23/25 (Call 10/23/24)	513	514,067
3.50%, 04/01/25 (Call 03/01/25)	772	772,533
3.50%, 11/16/26 (Call 11/16/25)	570	563,833
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	535	521,550
3.63%, 02/20/24 (Call 01/20/24)	490	493,900
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	510	499,035
3.75%, 05/22/25 (Call 02/22/25)	546	550,887
3.75%, 02/25/26 (Call 11/25/25)	227	227,745
3.80%, 03/15/30 (Call 12/15/29)	538	516,996
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	682	665,489
3.85%, 07/08/24 (Call 04/08/24)	463	470,477
3.85%, 01/26/27 (Call 01/26/26)	703	699,703
4.00%, 03/03/24	494	502,107
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	672	667,645
4.25%, 10/21/25	621	629,775
5.95%, 01/15/27	25	26,901
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(b)	45	43,456
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	210	202,455
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	385	344,413
1.60%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	550	512,473
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(b)	525	460,861
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	35	32,919
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	230	199,313
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)(b)	490	445,341
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	75	62,762
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	70	67,764
2.80%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	220	191,754
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	200	170,138
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	325	277,033
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	410	409,451
3.90%, 05/25/26	630	625,672
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	600	570,492
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	495	483,783
4.25%, 03/14/24	480	485,736
4.25%, 08/18/25	435	437,336
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	680	679,021
4.30%, 03/08/26	725	728,828
4.38%, 11/23/26	400	401,624

Security	Par (000)	Value
Banks (continued)
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	$825	$816,857
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(b)	375	358,151
4.95%, 03/31/30	680	691,390
HSBC HOLDINGS PLC
4.20%, 12/09/25(b)	200	200,000
4.80%, 06/09/28(b)	200	200,000
HSBC USA Inc.
3.50%, 06/23/24	335	336,183
3.75%, 05/24/24	300	301,641
Huntington Bancshares Inc.
2.49%, 08/15/36(b)	85	68,933
5.02%, 05/17/33(b)	315	323,338
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	273	240,478
2.63%, 08/06/24 (Call 07/06/24)	249	245,529
4.00%, 05/15/25 (Call 04/15/25)	160	161,872
Huntington National Bank (The), 4.55%, 05/17/28(b)	250	254,445
Industrial & Commercial Bank of China Ltd./New York NY,
3.54%, 11/08/27	250	250,172
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	200	171,490
3.55%, 04/09/24	30	30,094
3.95%, 03/29/27	350	344,078
4.05%, 04/09/29	325	313,989
4.10%, 10/02/23	660	669,313
4.55%, 10/02/28	45	45,016
Intesa Sanpaolo SpA, 5.25%, 01/12/24	200	203,124
JPMorgan Chase & Co.
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	565	535,756
1.00%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	675	613,872
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	160	144,432
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	245	220,706
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	395	389,553
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	400	379,524
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	765	701,428
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(b)	60	49,432
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	585	487,328
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	595	527,491
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	810	771,241
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	515	470,602
2.50%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	150	129,720
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	555	490,193
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	535	465,803
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	550	532,460
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	860	777,388
2.90%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	520	494,775
2.95%, 10/01/26 (Call 07/01/26)	718	696,417
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	545	487,295
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	650	580,755
3.20%, 06/15/26 (Call 03/15/26)	355	351,152
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	683	679,783
3.30%, 04/01/26 (Call 01/01/26)	643	636,049
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	573	552,412
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	525	511,255
3.63%, 05/13/24	410	415,465
3.63%, 12/01/27 (Call 12/01/26)	441	430,932

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(a)(b)	$660	$635,719
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	625	615,575
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(b)	513	516,504
3.88%, 02/01/24	590	600,590
3.88%, 09/10/24	590	598,248
3.90%, 07/15/25 (Call 04/15/25)	590	600,596
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	483	482,483
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	667	656,715
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(a)(b)	489	493,919
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	370	372,412
4.13%, 12/15/26	594	598,948
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	352	350,550
4.25%, 10/01/27	578	585,023
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	360	362,646
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	608	612,232
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	545	552,145
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(b)	60	61,514
7.63%, 10/15/26	15	17,130
7.75%, 07/15/25	10	11,120
8.00%, 04/29/27	160	186,765
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	250	242,930
3.90%, 04/13/29	255	246,312
KeyCorp, 4.79%, 06/01/33(b)	50	50,972
KeyCorp.
2.25%, 04/06/27	240	221,026
2.55%, 10/01/29	203	180,859
4.10%, 04/30/28	70	69,558
4.15%, 10/29/25	188	190,589
KfW
0.25%, 10/19/23	115	111,617
0.25%, 03/08/24	75	72,026
0.38%, 07/18/25	905	839,921
0.50%, 09/20/24	230	218,822
0.63%, 01/22/26	545	503,433
0.75%, 09/30/30	70	58,713
1.00%, 10/01/26	560	517,378
1.25%, 01/31/25	900	865,431
1.38%, 08/05/24	630	612,908
1.75%, 09/14/29	553	510,253
2.00%, 05/02/25	1,008	985,985
2.50%, 11/20/24	961	956,166
2.63%, 02/28/24	319	319,466
2.88%, 04/03/28	747	744,707
Korea Development Bank (The)
0.40%, 03/09/24	50	47,915
0.75%, 01/25/25	20	18,842
2.00%, 02/24/25	220	213,895
2.00%, 09/12/26	270	255,941
2.00%, 10/25/31	65	56,027
2.13%, 10/01/24	350	343,920
2.25%, 02/24/27	20	19,001

Security	Par (000)	Value
Banks (continued)
3.00%, 01/13/26	$200	$198,532
3.25%, 02/19/24	50	50,382
3.75%, 01/22/24	50	50,714
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	105	97,414
0.88%, 09/03/30	140	118,441
1.75%, 07/27/26	350	334,208
2.00%, 01/13/25	590	578,808
2.38%, 06/10/25(a)	475	468,958
3.13%, 11/14/23	195	196,847
Series 37, 2.50%, 11/15/27	100	97,649
Series 40, 0.50%, 05/27/25	555	518,714
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	60	54,324
2.44%, 02/05/26 (Call 02/05/25)(b)	230	220,968
3.51%, 03/18/26 (Call 03/18/25)(b)	300	296,550
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	285	273,657
3.75%, 01/11/27	250	245,978
3.75%, 03/18/28 (Call 03/18/27)(b)	300	291,708
3.87%, 07/09/25 (Call 07/09/24)(b)	305	305,369
4.05%, 08/16/23	260	263,325
4.38%, 03/22/28	235	234,556
4.45%, 05/08/25	260	264,826
4.50%, 11/04/24	315	319,086
4.55%, 08/16/28	205	206,216
4.58%, 12/10/25	415	417,150
4.65%, 03/24/26	440	442,407
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	220	221,470
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	330	325,783
Mitsubishi UFJ Financial Group Inc.
0.80%, 09/15/24 (Call 09/15/23)(b)	300	290,832
0.95%, 07/19/25 (Call 07/19/24)(b)	435	410,623
1.41%, 07/17/25	535	497,004
2.19%, 02/25/25	535	514,675
2.31%, 07/20/32 (Call 07/20/31)(b)	200	168,016
2.34%, 01/19/28 (Call 01/19/27)(b)	200	183,816
2.56%, 02/25/30	365	320,255
2.76%, 09/13/26	250	237,223
2.80%, 07/18/24	250	247,025
2.85%, 01/19/33 (Call 01/19/32)(b)	200	174,560
3.20%, 07/18/29	420	389,122
3.29%, 07/25/27	30	28,874
3.41%, 03/07/24	435	436,844
3.68%, 02/22/27	195	191,995
3.74%, 03/07/29	410	395,105
3.76%, 07/26/23	212	214,336
3.78%, 03/02/25	314	314,951
3.84%, 04/17/26 (Call 04/17/25)(a)(b)	275	275,038
3.85%, 03/01/26	475	472,055
3.96%, 03/02/28	296	291,735
4.05%, 09/11/28	485	478,986
4.08%, 04/19/28 (Call 04/19/27)(b)	300	297,360
4.32%, 04/19/33 (Call 04/19/32)(a)(b)	300	295,347
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	30	26,637
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	435	424,930
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(b)	315	263,167

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	$255	$242,112
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	200	164,342
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	200	194,184
2.56%, 09/13/31	230	189,584
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(b)	65	56,037
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	240	235,402
2.84%, 09/13/26	203	192,631
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	80	73,058
3.17%, 09/11/27	285	270,619
3.26%, 05/22/30 (Call 05/22/29)(b)	50	45,861
3.66%, 02/28/27	230	224,929
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(b)	225	225,983
4.02%, 03/05/28	300	296,259
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	355	349,235
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	55	52,633
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	30	28,384
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	570	514,208
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	510	481,358
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	555	501,864
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	640	583,834
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	410	336,360
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	855	704,999
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	625	596,656
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	600	506,988
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	325	303,218
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	550	443,525
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	530	455,927
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	200	194,068
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	690	619,165
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	385	377,523
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	515	459,488
3.13%, 07/27/26	534	522,033
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	556	540,905
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	190	190,363
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	690	656,549
3.63%, 01/20/27	598	593,049
3.70%, 10/23/24	306	310,345
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	466	455,138
3.88%, 01/27/26	614	618,108
3.95%, 04/23/27	509	503,075
4.00%, 07/23/25	645	653,204
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	160	160,306
4.35%, 09/08/26	603	610,604
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	799	806,071
5.00%, 11/24/25	395	409,034
5.30%, 04/20/37(b)	385	389,678
Series F, 3.88%, 04/29/24	566	577,348
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	70	65,752
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	263,257

Security	Par (000)	Value
Banks (continued)
3.38%, 01/14/26	$265	$263,005
3.63%, 06/20/23	255	257,932
Natwest Group PLC
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	465	466,014
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	495	502,074
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(b)	270	253,036
3.75%, 11/01/29 (Call 11/01/24)(b)	305	298,540
3.88%, 09/12/23	20	20,120
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	635	636,695
4.40%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	275	269,442
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	565	570,577
4.80%, 04/05/26	275	278,982
5.13%, 05/28/24	130	132,604
6.00%, 12/19/23	405	418,025
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	165	144,141
3.15%, 05/03/29 (Call 02/03/29)	120	114,894
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(b)	45	43,660
3.65%, 08/03/28 (Call 05/03/28)	156	156,037
3.95%, 10/30/25	263	267,752
4.00%, 05/10/27	165	169,100
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	95	87,634
0.50%, 02/02/26	85	77,986
1.50%, 02/12/25	925	894,503
3.13%, 11/07/23	80	80,688
Phillips 66 Co.
3.55%, 10/01/26(c)	90	88,835
3.61%, 02/15/25(c)	10	9,973
PNC Bank N.A.
2.70%, 10/22/29	75	67,352
3.25%, 01/22/28 (Call 12/23/27)	255	247,908
4.05%, 07/26/28	260	258,484
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	30	29,762
3.25%, 06/01/25 (Call 05/02/25)	475	474,435
3.88%, 04/10/25 (Call 03/10/25)	250	251,422
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	385	350,789
2.20%, 11/01/24 (Call 10/02/24)	105	103,255
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(b)	160	137,826
2.55%, 01/22/30 (Call 10/24/29)	423	379,638
2.60%, 07/23/26 (Call 05/23/26)	95	91,813
3.15%, 05/19/27 (Call 04/19/27)	193	188,575
3.45%, 04/23/29 (Call 01/23/29)	404	389,775
3.50%, 01/23/24 (Call 12/23/23)	444	448,098
3.90%, 04/29/24 (Call 03/29/24)	489	495,934
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	110	96,283
2.25%, 05/18/25 (Call 04/18/25)	230	222,916
Royal Bank of Canada
0.43%, 01/19/24(a)	225	216,761
0.50%, 10/26/23(a)	20	19,503

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
0.65%, 07/29/24	$185	$175,034
0.75%, 10/07/24	115	108,608
0.88%, 01/20/26	254	230,269
1.15%, 06/10/25	200	186,988
1.15%, 07/14/26	20	18,051
1.20%, 04/27/26	85	77,310
1.40%, 11/02/26	505	456,374
2.05%, 01/21/27(a)	100	92,739
2.25%, 11/01/24	202	197,625
2.30%, 11/03/31	365	312,520
2.55%, 07/16/24	40	39,584
3.38%, 04/14/25	95	94,848
3.63%, 05/04/27(a)	110	108,780
3.70%, 10/05/23	654	663,653
3.88%, 05/04/32	60	58,234
4.65%, 01/27/26	295	302,225
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	205	186,234
3.24%, 10/05/26 (Call 08/05/26)	233	223,824
3.45%, 06/02/25 (Call 05/02/25)	90	88,496
3.50%, 06/07/24 (Call 05/07/24)(a)	382	380,678
4.40%, 07/13/27 (Call 04/14/27)	254	251,953
4.50%, 07/17/25 (Call 04/17/25)	220	222,499
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	65	61,484
1.53%, 08/21/26 (Call 08/21/25)(b)	350	320,313
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	345	309,072
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	200	190,958
Santander UK PLC, 4.00%, 03/13/24	530	539,010
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	365	333,957
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(b)	50	46,624
2.20%, 03/03/31	70	59,303
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	90	88,107
2.40%, 01/24/30	251	224,798
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(b)	50	43,986
2.65%, 05/19/26	235	230,119
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	65	63,920
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(b)	185	172,507
3.30%, 12/16/24	231	233,019
3.55%, 08/18/25	325	328,539
3.70%, 11/20/23	299	304,005
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(a)(b)	173	174,851
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	130	130,642
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	249,347
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	245	219,513
1.71%, 01/12/31	430	345,114
1.90%, 09/17/28	10	8,661
2.13%, 07/08/30	35	29,521
2.14%, 09/23/30	85	69,988
2.22%, 09/17/31	215	178,996
2.30%, 01/15/25	415	401,533
2.40%, 09/27/24	340	332,071
2.47%, 01/14/29	200	177,994
2.63%, 07/14/26	163	154,547
2.70%, 07/16/24	600	590,898

Security	Par (000)	Value
Banks (continued)
2.72%, 09/27/29	$370	$330,380
2.75%, 01/15/30	320	285,200
3.01%, 10/19/26	360	346,025
3.04%, 07/16/29	405	370,777
3.20%, 09/17/29	215	195,753
3.35%, 10/18/27	235	227,123
3.36%, 07/12/27	310	300,638
3.40%, 01/11/27	272	264,936
3.54%, 01/17/28	185	178,379
3.70%, 07/19/23(a)	165	166,673
3.78%, 03/09/26	305	303,280
3.94%, 10/16/23	310	314,390
3.94%, 07/19/28	35	34,279
4.31%, 10/16/28(a)	250	249,515
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	225	204,185
1.80%, 02/02/31 (Call 11/02/30)	125	99,840
2.10%, 05/15/28 (Call 03/15/28)	50	44,121
3.13%, 06/05/30 (Call 03/05/30)	130	115,250
3.50%, 01/29/25	135	134,197
4.30%, 04/29/28 (Call 04/29/27)(b)	170	169,046
4.57%, 04/29/33(b)	155	152,766
Svenska Handelsbanken AB, 3.90%, 11/20/23	260	264,186
Toronto-Dominion Bank (The)
0.45%, 09/11/23	160	155,621
0.55%, 03/04/24	560	537,113
0.70%, 09/10/24	30	28,442
0.75%, 09/11/25	75	68,745
0.75%, 01/06/26	610	552,642
1.15%, 06/12/25	205	191,675
1.20%, 06/03/26	485	441,209
1.25%, 12/13/24	85	81,211
1.25%, 09/10/26	185	166,992
1.45%, 01/10/25(a)	100	95,673
1.95%, 01/12/27	100	92,264
2.00%, 09/10/31	325	271,066
2.35%, 03/08/24	100	98,947
2.45%, 01/12/32	100	86,087
2.65%, 06/12/24	197	195,316
2.80%, 03/10/27	100	95,617
3.20%, 03/10/32	110	101,016
3.25%, 03/11/24	662	664,946
3.50%, 07/19/23	249	251,871
3.63%, 09/15/31 (Call 09/15/26)(b)	335	328,715
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	520	496,709
2.15%, 12/06/24 (Call 11/05/24)	25	24,448
2.25%, 03/11/30 (Call 12/11/29)	345	298,432
2.64%, 09/17/29 (Call 09/17/24)(b)	260	252,166
3.20%, 04/01/24 (Call 03/01/24)	186	186,798
3.30%, 05/15/26 (Call 04/15/26)	380	373,912
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(b)	170	171,165
4.05%, 11/03/25 (Call 09/03/25)	50	51,111
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	344	302,073
1.20%, 08/05/25 (Call 07/03/25)	100	93,310
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	20	18,230
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(b)	330	292,489
1.95%, 06/05/30 (Call 03/05/30)	30	25,743

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.50%, 08/01/24 (Call 07/01/24)	$80	$79,115
2.85%, 10/26/24 (Call 09/26/24)	503	499,459
3.70%, 06/05/25 (Call 05/05/25)	225	226,733
3.75%, 12/06/23 (Call 11/06/23)	450	456,021
3.88%, 03/19/29 (Call 02/16/29)	190	185,932
4.00%, 05/01/25 (Call 03/01/25)	359	365,028
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	210	172,324
1.45%, 05/12/25 (Call 04/11/25)	210	200,010
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	100	93,399
2.40%, 07/30/24 (Call 06/28/24)	220	217,259
2.49%, 11/03/36 (Call 11/03/31)(b)	100	84,051
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(b)	200	177,814
3.00%, 07/30/29 (Call 04/30/29)	185	172,661
3.10%, 04/27/26 (Call 03/27/26)	393	385,867
3.38%, 02/05/24 (Call 01/05/24)	199	200,674
3.60%, 09/11/24 (Call 08/11/24)	227	229,286
3.70%, 01/30/24 (Call 12/29/23)	237	240,854
3.90%, 04/26/28 (Call 03/24/28)	372	374,898
3.95%, 11/17/25 (Call 10/17/25)	344	350,904
Series V, 2.38%, 07/22/26 (Call 06/22/26)	445	427,979
Series X, 3.15%, 04/27/27 (Call 03/27/27)	403	395,029
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	255	248,033
2.80%, 01/27/25 (Call 12/27/24)(a)	250	247,738
UnitedHealth Group Inc., 3.70%, 05/15/27	115	116,331
Wachovia Corp., 7.57%, 08/01/26(a)(d)	125	139,606
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	75	72,776
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	105	99,526
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	467	460,990
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(b)	751	720,186
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	225	214,277
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	617	569,732
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	629	609,897
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	820	729,398
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	650	592,195
3.00%, 02/19/25	590	585,840
3.00%, 04/22/26	634	615,639
3.00%, 10/23/26	681	659,535
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	605	585,646
3.30%, 09/09/24	540	543,397
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(b)	775	715,240
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	340	331,021
3.55%, 09/29/25	653	655,403
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(b)	579	564,189
3.75%, 01/24/24 (Call 12/22/23)	586	594,022
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(b)	530	530,217
4.10%, 06/03/26	551	554,604
4.13%, 08/15/23	100	101,682
4.15%, 01/24/29 (Call 10/24/28)	502	499,636
4.30%, 07/22/27	599	605,433
4.48%, 01/16/24	365	373,483
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	515	521,824
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)	35	32,442

Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
1.02%, 11/18/24	$5	$4,757
1.15%, 06/03/26	340	309,046
1.95%, 11/20/28	380	337,584
2.15%, 06/03/31	370	318,992
2.35%, 02/19/25	52	50,821
2.65%, 01/16/30	295	268,040
2.67%, 11/15/35 (Call 11/15/30)(b)	50	41,044
2.70%, 08/19/26	245	236,290
2.85%, 05/13/26	460	447,456
2.89%, 02/04/30 (Call 02/04/25)(b)	571	546,521
3.02%, 11/18/36 (Call 11/18/31)(b)	210	173,634
3.30%, 02/26/24	440	443,243
3.35%, 03/08/27(a)	453	445,494
3.40%, 01/25/28(a)	247	241,650
4.11%, 07/24/34 (Call 07/24/29)(b)	200	187,472
4.32%, 11/23/31 (Call 11/23/26)(b)	40	39,214
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	10	9,027
		227,010,758
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	657	659,142
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	330	318,100
4.00%, 04/13/28 (Call 01/13/28)	255	257,305
4.75%, 01/23/29 (Call 10/23/28)(a)	798	832,450
4.90%, 01/23/31 (Call 10/23/30)	155	163,736
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	35	35,292
Coca-Cola Co. (The)
1.00%, 03/15/28	145	128,055
1.38%, 03/15/31	245	204,901
1.45%, 06/01/27	290	267,290
1.65%, 06/01/30	125	108,406
1.75%, 09/06/24(a)	255	251,764
2.00%, 03/05/31	230	202,872
2.13%, 09/06/29	370	336,855
2.90%, 05/25/27(a)	125	123,868
3.38%, 03/25/27	208	210,226
3.45%, 03/25/30	488	484,789
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	220	221,036
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	165	138,313
2.88%, 05/01/30 (Call 02/01/30)	100	89,555
3.15%, 08/01/29 (Call 05/01/29)	55	50,532
3.60%, 05/09/24	70	70,566
3.60%, 02/15/28 (Call 11/15/27)	235	227,623
3.70%, 12/06/26 (Call 09/06/26)	474	472,692
4.40%, 11/15/25 (Call 09/15/25)	225	230,618
4.65%, 11/15/28 (Call 08/15/28)	45	45,712
4.75%, 11/15/24	145	149,579
4.75%, 05/09/32	130	132,328
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	235	206,130
2.38%, 10/24/29 (Call 07/24/29)	25	22,723
3.50%, 09/18/23 (Call 08/18/23)	210	212,132
3.88%, 05/18/28 (Call 02/18/28)	200	202,696
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 07/01/22)	85	81,646
2.25%, 03/15/31 (Call 12/15/30)	175	148,223

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
2.55%, 09/15/26 (Call 06/15/26)	$225	$213,653
3.13%, 12/15/23 (Call 10/15/23)	189	189,799
3.20%, 05/01/30 (Call 02/01/30)	155	142,777
3.40%, 11/15/25 (Call 08/15/25)	15	14,908
3.43%, 06/15/27 (Call 03/15/27)	140	137,112
3.95%, 04/15/29 (Call 02/15/29)	155	151,674
4.05%, 04/15/32 (Call 01/15/32)	165	158,852
4.42%, 05/25/25 (Call 03/25/25)	59	60,420
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	500	482,190
PepsiCo Inc.
0.40%, 10/07/23	165	161,184
1.40%, 02/25/31 (Call 11/25/30)	125	105,074
1.63%, 05/01/30 (Call 02/01/30)	264	228,938
1.95%, 10/21/31 (Call 07/21/31)	110	96,296
2.25%, 03/19/25 (Call 02/19/25)	278	274,455
2.38%, 10/06/26 (Call 07/06/26)	309	300,574
2.63%, 03/19/27 (Call 01/19/27)	175	170,944
2.63%, 07/29/29 (Call 04/29/29)	265	250,205
2.75%, 04/30/25 (Call 01/30/25)	250	249,562
2.75%, 03/19/30 (Call 12/19/29)	320	301,574
2.85%, 02/24/26 (Call 11/24/25)	190	188,721
3.00%, 10/15/27 (Call 07/15/27)(a)	208	207,249
3.50%, 07/17/25 (Call 04/17/25)	215	218,272
3.60%, 03/01/24 (Call 12/01/23)	244	247,758
		11,839,346
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	440	387,490
1.90%, 02/21/25 (Call 01/21/25)	40	38,649
2.00%, 01/15/32 (Call 10/15/31)	300	252,123
2.20%, 02/21/27 (Call 12/21/26)	35	33,012
2.25%, 08/19/23 (Call 06/19/23)(a)	91	90,757
2.30%, 02/25/31 (Call 11/25/30)	65	57,147
2.45%, 02/21/30 (Call 11/21/29)	380	340,640
2.60%, 08/19/26 (Call 05/19/26)	510	492,334
3.13%, 05/01/25 (Call 02/01/25)(a)	373	372,295
3.20%, 11/02/27 (Call 08/02/27)(a)	27	26,342
3.35%, 02/22/32 (Call 11/22/31)	100	94,413
3.63%, 05/22/24 (Call 02/22/24)	349	353,153
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	185	186,806
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	320	270,515
4.05%, 09/15/25 (Call 06/15/25)	300	302,571
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	45	43,350
3.70%, 03/15/32 (Call 12/15/31)	80	73,440
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 06/13/22)	254	247,254
1.20%, 10/01/27 (Call 08/01/27)	145	127,623
1.65%, 10/01/30 (Call 07/01/30)	230	194,934
2.50%, 09/01/23 (Call 07/01/23)	43	42,934
2.95%, 03/01/27 (Call 12/01/26)(a)	237	229,665
3.50%, 02/01/25 (Call 11/01/24)	515	517,693
3.65%, 03/01/26 (Call 12/01/25)(a)	453	454,055
3.70%, 04/01/24 (Call 01/01/24)	414	419,328
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	190	160,902
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	293	242,938

Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC
0.75%, 09/02/23	$300	$291,378
1.20%, 09/02/25 (Call 08/02/25)	90	82,564
1.75%, 09/02/27 (Call 07/02/27)	130	114,976
2.15%, 09/02/31 (Call 06/02/31)	45	36,529
2.20%, 09/02/30 (Call 06/02/30)	190	158,551
		6,736,361
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	59	56,792
2.49%, 02/15/27 (Call 12/15/26)	51	47,572
2.70%, 02/15/31 (Call 11/15/30)	20	17,397
2.72%, 02/15/30 (Call 11/15/29)	510	451,528
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	150	124,695
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	135	120,706
4.00%, 09/21/23 (Call 08/21/23)	123	124,482
4.00%, 06/15/25 (Call 03/15/25)	40	40,073
4.00%, 03/25/32 (Call 12/25/31)	140	128,001
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	74	74,494
3.90%, 02/14/26 (Call 11/14/25)	111	111,513
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	140	117,193
2.00%, 09/16/31 (Call 06/16/31)	150	123,553
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	105	96,750
1.70%, 08/01/27 (Call 06/01/27)	35	31,094
3.00%, 11/15/23 (Call 09/15/23)	150	150,003
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	125	105,440
3.50%, 12/15/27 (Call 09/15/27)	349	337,675
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	15	13,029
Masco Corp.
2.00%, 02/15/31 (Call 11/15/30)(a)	260	212,446
3.50%, 11/15/27 (Call 08/15/27)	45	43,865
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	25	24,512
3.88%, 06/01/30 (Call 03/01/30)	120	113,806
3.95%, 08/15/29 (Call 05/15/29)	70	67,207
4.20%, 12/01/24 (Call 09/01/24)	290	294,843
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	25	23,536
3.90%, 04/01/27 (Call 01/01/27)	135	135,453
		3,187,658
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	305	283,141
2.05%, 05/15/30 (Call 02/15/30)	182	160,398
3.35%, 07/31/24 (Call 04/30/24)	272	274,301
Albemarle Corp., 4.15%, 12/01/24 (Call 06/12/22)	105	108,033
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	108	104,106
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	240	239,887
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	75	64,433
3.63%, 05/15/26 (Call 03/15/26)	30	30,044
4.80%, 11/30/28 (Call 08/30/28)	198	205,358

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
7.38%, 11/01/29	$174	$207,373
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	771	785,603
4.49%, 11/15/25 (Call 09/15/25)	416	427,432
4.73%, 11/15/28 (Call 08/15/28)	420	436,300
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	132	132,275
4.50%, 12/01/28 (Call 09/01/28)	170	170,933
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	493	404,763
2.70%, 11/01/26 (Call 08/01/26)(a)	230	223,716
3.25%, 12/01/27 (Call 09/01/27)(a)	35	34,628
4.80%, 03/24/30 (Call 12/24/29)(a)	20	21,191
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	145	138,246
2.30%, 07/15/30 (Call 04/15/30)	144	128,359
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	155	150,330
3.45%, 10/01/29 (Call 07/01/29)	128	119,734
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	87	76,110
4.50%, 05/01/29 (Call 02/01/29)	185	183,814
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	25,076
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	224	182,963
2.65%, 02/05/25 (Call 11/05/24)	5	4,952
LYB International Finance BV, 4.00%, 07/15/23	126	127,353
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	25	24,531
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	155	142,881
2.25%, 10/01/30 (Call 07/01/30)	200	171,360
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	85	84,888
4.25%, 11/15/23 (Call 08/15/23)(a)	255	258,802
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	125	107,575
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	97	89,224
3.00%, 04/01/25 (Call 01/01/25)	85	84,126
4.00%, 12/15/26 (Call 09/15/26)	100	101,024
4.20%, 04/01/29 (Call 01/01/29)	165	165,089
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)(a)	250	228,183
2.40%, 08/15/24 (Call 07/15/24)	20	19,679
2.55%, 06/15/30 (Call 03/15/30)	127	114,798
2.80%, 08/15/29 (Call 05/15/29)	10	9,258
3.75%, 03/15/28 (Call 12/15/27)	40	40,171
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	85	73,749
3.75%, 03/15/27 (Call 12/15/26)(a)	74	73,057
4.55%, 03/01/29 (Call 12/01/28)	122	120,970
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	21,127
2.30%, 05/15/30 (Call 02/15/30)	155	134,791
2.95%, 08/15/29 (Call 05/15/29)	60	55,402
3.13%, 06/01/24 (Call 04/01/24)	205	205,238
3.45%, 08/01/25 (Call 05/01/25)	120	119,605
3.45%, 06/01/27 (Call 03/01/27)	405	397,548
3.95%, 01/15/26 (Call 10/15/25)	40	40,371

Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
0.88%, 08/15/24 (Call 08/15/22)	$25	$23,967
3.38%, 06/15/30 (Call 03/15/30)	50	46,471
3.60%, 08/15/26 (Call 05/15/26)	254	252,285
		8,657,022
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	265	221,076
1.70%, 05/15/28 (Call 03/15/28)	150	136,741
3.38%, 09/15/25 (Call 06/15/25)	364	368,495
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	90	80,189
3.88%, 08/15/30 (Call 05/15/30)	65	60,689
5.25%, 10/01/25 (Call 07/01/25)	135	139,733
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	50	50,518
3.70%, 04/01/27 (Call 01/01/27)	270	271,849
4.00%, 05/01/32	70	70,269
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	20	17,750
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	320	267,136
2.60%, 12/01/24 (Call 11/01/24)	30	29,345
2.60%, 12/15/25 (Call 11/15/25)	69	66,159
3.10%, 05/15/30 (Call 02/15/30)	30	27,070
3.95%, 06/15/23 (Call 05/15/23)	180	181,674
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	10	9,034
1.50%, 11/15/24 (Call 10/15/24)	15	14,248
2.15%, 01/15/27 (Call 12/15/26)	190	172,953
2.65%, 02/15/25 (Call 01/15/25)	94	91,364
2.90%, 05/15/30 (Call 02/15/30)	235	206,234
2.90%, 11/15/31 (Call 08/15/31)	155	132,330
3.20%, 08/15/29 (Call 05/15/29)	242	219,264
4.00%, 06/01/23 (Call 05/01/23)	236	237,945
4.45%, 06/01/28 (Call 03/01/28)(a)	65	64,552
4.80%, 04/01/26 (Call 01/01/26)	78	80,001
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(c)	165	146,284
2.65%, 07/15/31 (Call 04/15/31)(c)	105	85,743
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	70	67,792
KeyCorp, 3.88%, 05/23/25(b)	25	25,248
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	10	9,080
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	135	113,843
3.25%, 01/15/28 (Call 10/15/27)	157	151,629
3.75%, 03/24/25 (Call 02/24/25)	35	35,285
4.25%, 02/01/29 (Call 11/01/28)	55	55,344
4.88%, 02/15/24 (Call 11/15/23)	276	283,573
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	299	285,784
2.30%, 06/01/30 (Call 03/01/30)	240	211,807
2.40%, 10/01/24 (Call 09/01/24)	235	232,608
2.65%, 10/01/26 (Call 08/01/26)	135	130,958
2.85%, 10/01/29 (Call 07/01/29)	291	270,327
4.40%, 06/01/32	110	111,539
Phillips 66 Co., 2.45%, 12/15/24(c)	138	133,699

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	$20	$18,834
2.35%, 01/15/32 (Call 10/15/31)	75	60,683
2.90%, 10/01/30 (Call 07/01/30)	130	113,016
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	65	59,268
4.00%, 03/18/29 (Call 12/18/28)	305	303,225
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	185	150,858
2.45%, 03/01/27 (Call 02/01/27)(c)	30	28,505
2.50%, 12/01/29 (Call 09/01/29)	219	198,105
2.70%, 03/01/29 (Call 01/01/29)(c)	100	92,959
2.95%, 01/22/27 (Call 10/22/26)	284	276,667
4.25%, 05/01/29 (Call 02/01/29)(c)	300	304,596
4.75%, 08/01/28 (Call 05/01/28)(c)	315	328,164
Southern Co. (The), 5.11%, 08/01/27	250	257,140
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	10	8,539
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	25	24,087
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	350	353,013
4.13%, 03/15/29 (Call 12/15/28)	195	192,483
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	10	9,435
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	120	102,466
		8,449,204
Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	105	90,146
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	315	292,632
0.70%, 02/08/26 (Call 01/08/26)	345	319,090
1.13%, 05/11/25 (Call 04/11/25)	425	405,369
1.25%, 08/20/30 (Call 05/20/30)	420	351,956
1.40%, 08/05/28 (Call 06/05/28)	125	111,560
1.65%, 05/11/30 (Call 02/11/30)	523	456,035
1.65%, 02/08/31 (Call 11/08/30)	310	267,291
1.70%, 08/05/31 (Call 05/05/31)(a)	155	132,855
1.80%, 09/11/24 (Call 08/11/24)	20	19,638
2.05%, 09/11/26 (Call 07/11/26)	155	148,716
2.20%, 09/11/29 (Call 06/11/29)	319	293,419
2.45%, 08/04/26 (Call 05/04/26)	388	378,967
2.50%, 02/09/25(a)	495	492,035
2.75%, 01/13/25 (Call 11/13/24)	396	396,776
2.85%, 05/11/24 (Call 03/11/24)	283	284,412
2.90%, 09/12/27 (Call 06/12/27)	581	571,251
3.00%, 02/09/24 (Call 12/09/23)	366	369,224
3.00%, 06/20/27 (Call 03/20/27)	72	71,718
3.00%, 11/13/27 (Call 08/13/27)	430	427,140
3.20%, 05/13/25	250	252,758
3.20%, 05/11/27 (Call 02/11/27)(a)	680	681,387
3.25%, 02/23/26 (Call 11/23/25)	619	623,964
3.35%, 02/09/27 (Call 11/09/26)	537	541,817
3.45%, 05/06/24	513	521,372
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(c)	135	121,207
2.30%, 09/14/31 (Call 06/14/31)(c)	140	114,736
Dell Inc., 7.10%, 04/15/28	190	210,144
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	283	286,348

Security	Par (000)	Value
Computers (continued)
4.90%, 10/01/26 (Call 08/01/26)	$387	$395,626
5.30%, 10/01/29 (Call 07/01/29)	352	358,572
5.85%, 07/15/25 (Call 06/15/25)	75	78,929
6.02%, 06/15/26 (Call 03/15/26)	638	675,030
6.10%, 07/15/27 (Call 05/15/27)	90	96,292
6.20%, 07/15/30 (Call 04/15/30)	170	182,701
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	200	180,136
2.38%, 09/15/28 (Call 07/15/28)	150	132,026
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	200	179,328
2.20%, 03/15/31 (Call 12/15/30)	160	133,421
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	10	9,957
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	30	29,152
1.75%, 04/01/26 (Call 03/01/26)	400	371,472
4.45%, 10/02/23 (Call 09/02/23)	370	377,208
4.90%, 10/15/25 (Call 07/15/25)	561	581,488
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	340	307,006
2.20%, 06/17/25 (Call 05/17/25)(a)	225	214,990
2.65%, 06/17/31 (Call 03/17/31)	125	104,648
3.00%, 06/17/27 (Call 04/17/27)(a)	85	80,451
3.40%, 06/17/30 (Call 03/17/30)	205	185,974
4.00%, 04/15/29 (Call 02/15/29)	145	138,814
4.20%, 04/15/32 (Call 01/15/32)	110	102,600
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	265	242,936
1.95%, 05/15/30 (Call 02/15/30)	205	176,253
3.00%, 05/15/24	508	509,133
3.30%, 05/15/26	555	551,759
3.38%, 08/01/23	240	242,234
3.45%, 02/19/26	330	330,518
3.50%, 05/15/29	510	492,665
3.63%, 02/12/24	378	383,413
6.22%, 08/01/27	35	39,178
6.50%, 01/15/28(a)	45	50,851
7.00%, 10/30/25	116	129,703
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(c)	30	26,399
2.70%, 10/15/28 (Call 08/15/28)(c)	105	87,508
3.15%, 10/15/31 (Call 07/15/31)(c)	55	42,199
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	240	199,308
3.63%, 05/15/25 (Call 04/15/25)	45	44,765
4.38%, 05/15/30 (Call 02/15/30)	155	150,872
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	110	104,218
2.38%, 06/22/27 (Call 04/22/27)	395	369,048
2.70%, 06/22/30 (Call 03/22/30)	40	35,022
3.30%, 09/29/24 (Call 07/29/24)	229	229,000
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	10	8,569
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	80	68,645
3.10%, 02/01/32 (Call 11/01/31)	15	12,199
4.75%, 02/15/26 (Call 11/15/25)	525	524,963
		19,201,142
Cosmetics & Personal Care — 0.2%
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	250	215,395

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.00%, 12/01/24 (Call 11/01/24)(a)	$105	$102,949
2.38%, 12/01/29 (Call 09/01/29)	155	141,172
2.60%, 04/15/30 (Call 01/15/30)(a)	20	18,355
3.15%, 03/15/27 (Call 12/15/26)	215	213,360
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(c)	500	495,195
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (Call 02/24/27)(c)	280	274,246
3.38%, 03/24/29 (Call 01/24/29)(c)	280	266,837
3.63%, 03/24/32 (Call 12/24/31)(c)	380	363,284
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	325	302,838
1.00%, 04/23/26(a)	60	55,661
1.20%, 10/29/30	375	312,728
1.90%, 02/01/27	20	19,011
1.95%, 04/23/31	100	88,381
2.45%, 11/03/26	280	273,448
2.70%, 02/02/26	262	260,415
2.80%, 03/25/27(a)	70	68,688
2.85%, 08/11/27	366	360,228
3.00%, 03/25/30	224	215,501
3.10%, 08/15/23	48	48,544
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/12/22)	20	19,024
1.38%, 09/14/30 (Call 06/14/30)	425	351,568
1.75%, 08/12/31 (Call 05/12/31)	100	84,625
2.00%, 07/28/26	275	262,290
2.60%, 05/05/24 (Call 03/05/24)	230	229,126
2.90%, 05/05/27 (Call 02/05/27)	250	243,545
3.25%, 03/07/24 (Call 02/07/24)(a)	240	242,016
3.38%, 03/22/25 (Call 01/22/25)	30	30,248
3.50%, 03/22/28 (Call 12/22/27)	50	49,942
		5,608,620
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	175	169,108

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	400	384,380
1.65%, 10/29/24 (Call 09/29/24)	580	544,034
1.75%, 01/30/26 (Call 12/30/25)(a)	30	26,824
2.45%, 10/29/26 (Call 09/29/26)	535	479,280
2.88%, 08/14/24 (Call 07/14/24)(a)	495	478,690
3.00%, 10/29/28 (Call 08/29/28)	575	503,890
3.15%, 02/15/24 (Call 01/15/24)	155	151,162
3.30%, 01/30/32 (Call 10/30/31)	580	490,025
3.50%, 01/15/25 (Call 11/15/24)	30	29,104
3.65%, 07/21/27 (Call 04/21/27)	210	197,224
3.88%, 01/23/28 (Call 10/23/27)	280	260,408
4.13%, 07/03/23 (Call 06/03/23)	345	344,969
4.45%, 10/01/25 (Call 08/01/25)	165	163,408
4.45%, 04/03/26 (Call 02/03/26)	5	4,899
4.63%, 10/15/27 (Call 08/15/27)	60	58,121
4.88%, 01/16/24 (Call 12/16/23)	5	5,038
6.50%, 07/15/25 (Call 06/15/25)	415	433,492
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	200	187,294
Affiliated Managers Group Inc.
3.50%, 08/01/25	250	251,155
4.25%, 02/15/24	145	147,510

Security	Par (000)	Value
Diversified Financial Services (continued)
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	$15	$14,221
1.88%, 08/15/26 (Call 07/15/26)	40	35,752
2.10%, 09/01/28 (Call 07/01/28)(a)	130	110,793
2.20%, 01/15/27 (Call 12/15/26)	50	44,945
2.30%, 02/01/25 (Call 01/01/25)	190	180,441
2.88%, 01/15/26 (Call 12/15/25)	90	84,941
2.88%, 01/15/32 (Call 10/15/31)	10	8,281
3.00%, 09/15/23 (Call 07/15/23)	223	221,537
3.00%, 02/01/30 (Call 11/01/29)	145	123,911
3.13%, 12/01/30 (Call 09/01/30)	60	51,418
3.25%, 03/01/25 (Call 01/01/25)	255	247,975
3.25%, 10/01/29 (Call 07/01/29)	270	236,777
3.38%, 07/01/25 (Call 06/01/25)	81	78,591
3.63%, 04/01/27 (Call 01/01/27)	210	199,809
3.63%, 12/01/27 (Call 09/01/27)	360	337,615
3.88%, 07/03/23 (Call 06/03/23)	275	276,150
4.25%, 02/01/24 (Call 01/01/24)	135	135,595
4.25%, 09/15/24 (Call 06/15/24)	241	241,537
4.63%, 10/01/28 (Call 07/01/28)	180	174,346
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	110	108,810
4.25%, 06/15/26 (Call 04/15/26)	115	109,656
4.40%, 09/25/23 (Call 08/25/23)	204	204,229
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	320	313,274
2.20%, 11/02/28 (Call 09/02/28)(a)	105	90,506
3.88%, 05/21/24 (Call 04/21/24)	395	397,433
4.63%, 03/30/25	175	178,141
5.13%, 09/30/24	20	20,684
5.80%, 05/01/25 (Call 04/01/25)	194	203,384
8.00%, 11/01/31	465	547,739
American Express Co.
0.75%, 11/03/23	25	24,345
1.65%, 11/04/26 (Call 10/04/26)	90	82,951
2.50%, 07/30/24 (Call 06/30/24)	551	544,465
2.55%, 03/04/27 (Call 02/01/27)	175	166,369
3.00%, 10/30/24 (Call 09/29/24)	342	341,306
3.13%, 05/20/26 (Call 04/20/26)	340	335,815
3.30%, 05/03/27	310	303,558
3.38%, 05/03/24	40	40,181
3.40%, 02/22/24 (Call 01/22/24)	189	190,295
3.63%, 12/05/24 (Call 11/04/24)	230	232,086
3.70%, 08/03/23 (Call 07/03/23)	442	448,117
4.05%, 05/03/29 (Call 03/03/29)	125	125,354
4.20%, 11/06/25 (Call 10/06/25)	319	328,254
5.00%, 05/26/33(b)	65	67,504
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	10	9,809
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	307	298,960
3.00%, 04/02/25 (Call 03/02/25)	35	34,704
3.70%, 10/15/24	5	5,066
4.00%, 10/15/23	135	137,176
4.50%, 05/13/32	80	81,202
Andrew W Mellon Foundation (The), Series 2020, 0.90%, 08/01/27 (Call 06/01/27)	20	17,659
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	54	53,483
5.38%, 07/24/23	185	187,348

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	$100	$83,055
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(a)	200	174,366
3.90%, 01/25/28 (Call 10/25/27)	260	255,668
4.00%, 04/01/24 (Call 02/01/24)	103	104,242
4.25%, 06/02/26 (Call 03/02/26)	110	110,824
4.35%, 04/15/30 (Call 01/15/30)	74	72,842
4.85%, 03/29/29 (Call 12/29/28)	185	189,468
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(b)	60	57,664
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(b)	20	19,274
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	150	134,562
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(b)	100	79,308
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(b)	100	83,206
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(b)	340	327,746
3.20%, 02/05/25 (Call 01/05/25)	300	296,616
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(b)	420	382,091
3.30%, 10/30/24 (Call 09/30/24)	265	263,251
3.50%, 06/15/23	310	312,477
3.65%, 05/11/27 (Call 04/11/27)	261	255,002
3.75%, 04/24/24 (Call 03/24/24)	260	261,921
3.75%, 07/28/26 (Call 06/28/26)	304	297,598
3.75%, 03/09/27 (Call 02/09/27)	330	324,944
3.80%, 01/31/28 (Call 12/31/27)	250	242,580
3.90%, 01/29/24 (Call 12/29/23)	200	201,996
4.20%, 10/29/25 (Call 09/29/25)	265	267,168
4.25%, 04/30/25 (Call 03/31/25)(a)	340	344,345
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(b)	190	193,082
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	350	291,704
3.00%, 03/16/32 (Call 12/16/31)	90	82,959
3.65%, 01/12/27 (Call 10/12/26)	55	55,069
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	250	228,230
1.15%, 05/13/26 (Call 04/13/26)	120	110,041
1.65%, 03/11/31 (Call 12/11/30)	220	181,117
1.95%, 12/01/31 (Call 09/01/31)	115	95,905
2.00%, 03/20/28 (Call 01/20/28)	210	191,728
2.30%, 05/13/31 (Call 02/13/31)	195	169,437
2.45%, 03/03/27 (Call 02/03/27)	110	104,819
2.75%, 10/01/29 (Call 07/01/29)	21	19,308
2.90%, 03/03/32 (Call 12/03/31)	295	267,772
3.00%, 03/10/25 (Call 12/10/24)(a)	95	94,576
3.20%, 03/02/27 (Call 12/02/26)	199	196,489
3.20%, 01/25/28 (Call 10/25/27)	280	273,092
3.25%, 05/22/29 (Call 02/22/29)	20	19,104
3.30%, 04/01/27 (Call 01/01/27)	241	238,621
3.45%, 02/13/26 (Call 11/13/25)	25	25,017
3.55%, 02/01/24 (Call 01/01/24)	145	146,470
3.75%, 04/01/24 (Call 03/02/24)	215	217,971
3.85%, 05/21/25 (Call 03/21/25)	160	162,950
4.00%, 02/01/29 (Call 11/01/28)	60	60,319
4.20%, 03/24/25 (Call 02/24/25)	15	15,396
4.63%, 03/22/30 (Call 12/22/29)	200	207,336
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	120	99,433
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	170	155,186
3.00%, 03/15/25 (Call 12/15/24)	350	350,235

Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 06/15/28 (Call 03/15/28)	$133	$133,785
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	80	80,002
3.95%, 11/06/24 (Call 08/06/24)	20	20,054
4.10%, 02/09/27 (Call 11/09/26)	109	108,148
4.50%, 01/30/26 (Call 11/30/25)	83	83,877
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	65	63,554
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	40	32,292
2.85%, 03/30/25	220	217,613
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	320	277,130
3.10%, 09/15/27 (Call 06/15/27)	105	101,437
3.45%, 09/21/23 (Call 06/12/22)	253	256,825
3.65%, 05/23/25 (Call 04/23/25)(a)	140	141,792
3.75%, 12/01/25 (Call 09/01/25)	237	239,308
3.75%, 09/21/28 (Call 06/21/28)	95	94,339
4.00%, 10/15/23	313	319,410
4.00%, 09/15/27 (Call 08/15/27)	300	302,049
4.35%, 06/15/29 (Call 04/15/29)	250	252,938
4.60%, 03/15/33 (Call 12/15/32)	180	184,079
Invesco Finance PLC
3.75%, 01/15/26	90	89,980
4.00%, 01/30/24	180	182,423
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	130	133,515
Jefferies Group LLC, 6.45%, 06/08/27	25	27,098
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	195	160,210
4.15%, 01/23/30	180	170,107
4.85%, 01/15/27	280	285,261
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	40	38,657
3.75%, 02/13/25	125	124,680
4.38%, 03/11/29 (Call 12/11/28)	125	122,098
4.50%, 09/19/28 (Call 06/19/28)	135	133,272
Legg Mason Inc., 4.75%, 03/15/26	93	96,512
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	170	149,248
2.00%, 03/03/25 (Call 02/03/25)	157	153,442
2.00%, 11/18/31 (Call 08/18/31)	200	173,452
2.95%, 11/21/26 (Call 08/21/26)	203	201,203
2.95%, 06/01/29 (Call 03/01/29)	95	91,291
3.30%, 03/26/27 (Call 01/26/27)	170	170,253
3.35%, 03/26/30 (Call 12/26/29)	297	290,303
3.38%, 04/01/24	278	281,775
3.50%, 02/26/28 (Call 11/26/27)	205	205,387
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	101	99,620
4.50%, 06/20/28 (Call 03/20/28)	235	238,417
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	130	104,901
3.85%, 06/30/26 (Call 03/30/26)(a)	110	110,758
Nomura Holdings Inc.
1.65%, 07/14/26	225	202,646
1.85%, 07/16/25	442	413,053
2.17%, 07/14/28(a)	220	192,188
2.33%, 01/22/27	200	182,706
2.60%, 01/16/25	415	402,596
2.68%, 07/16/30	15	12,829

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
2.71%, 01/22/29	$200	$178,196
3.00%, 01/22/32	200	171,096
3.10%, 01/16/30	240	213,682
ORIX Corp.
2.25%, 03/09/31	25	21,544
3.25%, 12/04/24	355	354,066
3.70%, 07/18/27(a)	75	74,163
4.00%, 04/13/32	105	103,256
4.05%, 01/16/24	285	288,930
Private Export Funding Corp., 1.75%, 11/15/24	65	62,941
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	120	121,816
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	110	105,139
4.25%, 07/18/24	243	247,483
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	145	117,956
3.70%, 08/04/26 (Call 05/04/26)	104	100,416
3.95%, 12/01/27 (Call 09/01/27)	205	195,779
4.25%, 08/15/24 (Call 05/15/24)	330	329,898
4.38%, 03/19/24 (Call 02/19/24)	223	224,817
4.50%, 07/23/25 (Call 04/23/25)	285	284,712
5.15%, 03/19/29 (Call 12/19/28)	100	99,167
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	90	79,889
1.10%, 02/15/31 (Call 11/15/30)	305	250,433
1.90%, 04/15/27 (Call 02/15/27)	140	132,065
2.05%, 04/15/30 (Call 01/15/30)	184	165,313
2.75%, 09/15/27 (Call 06/15/27)	301	294,420
3.15%, 12/14/25 (Call 09/14/25)	804	806,790
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	255	231,152
2.75%, 03/15/31 (Call 12/15/30)	75	63,393
2.85%, 01/10/25 (Call 12/10/24)	65	63,387
		37,101,397
Electric — 1.6%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	65	64,815
4.70%, 05/15/32 (Call 02/15/32)	40	40,794
Series I, 2.10%, 07/01/30 (Call 04/01/30)	112	95,178
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	20	19,577
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	30	27,104
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	15	13,930
Series 13-A, 3.55%, 12/01/23	40	40,305
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	260	215,665
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	45	39,823
1.95%, 03/15/27 (Call 02/15/27)	90	82,355
2.50%, 09/15/24 (Call 08/15/24)	63	61,935
3.65%, 02/15/26 (Call 11/15/25)	140	138,923
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	25	20,757
3.25%, 03/01/25 (Call 12/01/24)	46	46,004
3.80%, 05/15/28 (Call 02/15/28)	15	15,015
American Electric Power Co. Inc.
2.03%, 03/15/24	80	78,047
2.30%, 03/01/30 (Call 12/01/29)	173	149,775
3.88%, 02/15/62 (Call 11/15/26)(b)	150	129,785

Security	Par (000)	Value
Electric (continued)
Series J, 4.30%, 12/01/28 (Call 09/01/28)	$234	$234,281
Series M, 0.75%, 11/01/23 (Call 07/01/22)	72	69,741
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	205	171,120
2.60%, 08/15/29 (Call 05/15/29)	25	22,288
2.95%, 09/15/27 (Call 06/15/27)	65	62,273
3.15%, 05/15/25 (Call 02/15/25)	40	39,538
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	20	17,552
4.00%, 10/15/28 (Call 07/15/28)	80	79,943
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	278	275,826
3.20%, 04/15/25 (Call 03/15/25)	20	19,762
3.80%, 06/01/29 (Call 03/01/29)	206	199,824
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	235	205,580
3.35%, 07/01/23 (Call 04/01/23)(a)	165	165,822
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	270	222,210
3.25%, 04/15/28 (Call 01/15/28)	90	87,882
3.50%, 02/01/25 (Call 11/01/24)	135	135,884
3.70%, 07/15/30 (Call 04/15/30)	25	24,487
3.75%, 11/15/23 (Call 08/15/23)	51	51,596
4.05%, 04/15/25 (Call 03/15/25)	43	44,045
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	130	112,051
3.05%, 10/15/29 (Call 07/15/29)	152	137,835
3.15%, 01/15/27 (Call 07/15/26)	5	4,838
4.25%, 11/30/23 (Call 08/30/23)	225	227,678
CenterPoint Energy Houston Electric LLC, Series AA,
3.00%, 02/01/27 (Call 11/01/26)	105	102,573
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	80	73,215
2.50%, 09/01/24 (Call 08/01/24)	81	79,236
2.65%, 06/01/31 (Call 03/01/31)	95	82,868
2.95%, 03/01/30 (Call 12/01/29)	40	36,302
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	160	156,472
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	55	53,539
3.45%, 08/15/27 (Call 05/15/27)	45	44,345
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	15	13,288
2.55%, 06/15/26 (Call 03/15/26)	80	77,588
3.15%, 03/15/32 (Call 12/15/31)(a)	70	65,724
3.70%, 08/15/28 (Call 05/15/28)	170	168,854
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	155	149,756
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)	100	86,058
Series A, 3.20%, 03/15/27 (Call 12/15/26)	20	19,735
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	120	105,494
3.80%, 05/15/28 (Call 02/15/28)	175	175,466
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	105	100,445
Series B, 3.13%, 11/15/27 (Call 08/15/27)	70	67,537
Series D, 4.00%, 12/01/28 (Call 09/01/28)	176	176,429
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 07/01/22)	95	92,008
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	85	83,520

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	$220	$221,346
3.80%, 11/15/28 (Call 08/15/28)	273	272,847
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	95	95,949
Dominion Energy Inc.
3.07%, 08/15/24(d)	15	14,903
3.90%, 10/01/25 (Call 07/01/25)	204	205,754
4.25%, 06/01/28 (Call 03/01/28)	264	267,094
Series A, 1.45%, 04/15/26 (Call 03/15/26)	25	22,923
Series A, 3.30%, 03/15/25 (Call 02/15/25)	5	4,967
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	65	55,182
Series C, 3.38%, 04/01/30 (Call 01/01/30)	285	268,413
Series D, 2.85%, 08/15/26 (Call 05/15/26)	229	221,024
Dominion Energy South Carolina Inc.
6.63%, 02/01/32	15	17,767
Series A, 2.30%, 12/01/31 (Call 09/01/31)	10	8,733
DTE Electric Co.
Series A, 1.90%, 04/01/28 (Call 02/01/28)	210	190,313
Series A, 3.00%, 03/01/32 (Call 12/01/31)	70	65,167
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	205	197,159
2.95%, 03/01/30 (Call 12/01/29)	55	50,002
Series C, 3.40%, 06/15/29 (Call 03/15/29)	224	210,914
Series F, 1.05%, 06/01/25 (Call 05/01/25)	295	273,742
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	165	149,546
2.45%, 02/01/30 (Call 11/01/29)	245	219,934
2.55%, 04/15/31 (Call 01/15/31)	235	210,454
2.85%, 03/15/32 (Call 12/15/31)	210	191,048
2.95%, 12/01/26 (Call 09/01/26)	55	53,948
3.95%, 11/15/28 (Call 08/15/28)	115	115,795
Series A, 6.00%, 12/01/28	25	27,616
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	277	254,945
2.45%, 06/01/30 (Call 03/01/30)	200	174,646
2.55%, 06/15/31 (Call 03/15/31)	275	236,109
2.65%, 09/01/26 (Call 06/01/26)	250	240,047
3.15%, 08/15/27 (Call 05/15/27)	175	169,230
3.40%, 06/15/29 (Call 03/15/29)	175	165,361
3.75%, 04/15/24 (Call 01/15/24)	230	232,341
3.95%, 10/15/23 (Call 07/15/23)	40	40,508
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	30	25,366
2.40%, 12/15/31 (Call 09/15/31)	170	148,616
2.50%, 12/01/29 (Call 09/01/29)	115	104,451
3.80%, 07/15/28 (Call 04/15/28)	185	184,841
Duke Energy Florida Project Finance LLC, Series 2026,
2.54%, 09/01/31	5	4,786
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	200	172,558
3.65%, 02/01/29 (Call 11/01/28)	50	48,773
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	120	101,941
3.38%, 09/01/23 (Call 08/01/23)	20	20,113
3.40%, 04/01/32 (Call 01/01/32)	80	76,586
3.45%, 03/15/29 (Call 12/15/28)	91	88,265
3.70%, 09/01/28 (Call 06/01/28)	130	129,100
Edison International
3.55%, 11/15/24 (Call 10/15/24)	162	160,608

Security	Par (000)	Value
Electric (continued)
4.13%, 03/15/28 (Call 12/15/27)	$142	$135,830
4.95%, 04/15/25 (Call 03/15/25)	60	61,229
5.75%, 06/15/27 (Call 04/15/27)	117	121,591
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	120	102,209
3.55%, 06/15/26 (Call 03/15/26)	135	131,983
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	55	54,354
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	160	159,603
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	140,038
3.70%, 06/01/24 (Call 03/01/24)	127	128,566
4.00%, 06/01/28 (Call 03/01/28)(a)	10	10,030
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	15	13,669
1.90%, 06/15/28 (Call 04/15/28)	10	8,773
2.40%, 06/15/31 (Call 03/05/31)(a)	180	152,554
2.80%, 06/15/30 (Call 03/15/30)	180	159,412
2.95%, 09/01/26 (Call 06/01/26)	212	204,264
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 07/01/22)	127	122,803
1.60%, 12/15/30 (Call 09/15/30)	140	114,926
2.40%, 10/01/26 (Call 07/01/26)	25	23,589
3.05%, 06/01/31 (Call 03/01/31)	20	18,433
3.25%, 04/01/28 (Call 01/01/28)	100	96,559
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	125	117,710
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	70	58,218
4.00%, 03/30/29 (Call 12/30/28)	193	191,695
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	269	262,307
2.90%, 09/15/29 (Call 06/15/29)	155	139,889
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	67,221
3.10%, 04/01/27 (Call 01/01/27)	160	155,566
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	185	186,269
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	15	13,205
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	80	76,932
3.38%, 03/01/32 (Call 12/01/31)	80	73,536
Series H, 3.15%, 01/15/25 (Call 10/15/24)	155	153,526
Series L, 2.90%, 10/01/24 (Call 08/01/24)	165	164,043
Series M, 3.30%, 01/15/28 (Call 10/15/27)	180	173,084
Series N, 3.80%, 12/01/23 (Call 11/01/23)	177	178,874
Series O, 4.25%, 04/01/29 (Call 01/01/29)	65	64,853
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	250	228,452
Series R, 1.65%, 08/15/30 (Call 05/15/30)	229	187,246
Series U, 1.40%, 08/15/26 (Call 07/15/26)	215	195,758
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(c)	60	57,077
3.35%, 03/15/32 (Call 12/15/31)(c)	10	9,198
3.40%, 04/15/26 (Call 01/15/26)	292	288,116
3.95%, 06/15/25 (Call 03/15/25)	242	245,090
4.05%, 04/15/30 (Call 01/15/30)	184	181,196
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	250	222,950
2.85%, 04/01/25 (Call 03/01/25)	410	408,110
3.13%, 12/01/25 (Call 06/01/25)	70	70,084
3.25%, 06/01/24 (Call 12/01/23)	270	272,246
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	255	245,810

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	$110	$106,597
Series A, 2.10%, 07/30/23	87	86,381
Series A, 2.20%, 09/15/24 (Call 08/15/24)	70	68,209
Series B, 2.65%, 09/15/29 (Call 06/15/29)	309	277,321
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	150	147,573
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	25	21,753
3.25%, 12/01/24 (Call 09/01/24)	175	175,173
3.60%, 04/01/29 (Call 01/01/29)	10	9,641
4.10%, 09/26/28 (Call 06/26/28)	125	127,561
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	30	29,974
4.25%, 05/01/30 (Call 02/01/30)	82	78,218
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	70	68,212
3.35%, 11/15/27 (Call 08/15/27)	170	165,141
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)	50	49,746
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)(a)	8	7,841
3.50%, 10/15/24 (Call 07/15/24)	134	135,233
3.65%, 04/15/29 (Call 01/15/29)	269	267,112
6.75%, 12/30/31	15	18,157
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	35	34,726
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	30	28,728
1.00%, 06/15/26 (Call 05/15/26)	20	18,129
1.35%, 03/15/31 (Call 12/15/30)	140	111,486
1.65%, 06/15/31 (Call 03/15/31)	140	113,494
1.88%, 02/07/25	100	96,335
2.40%, 03/15/30 (Call 12/15/29)	255	227,524
2.85%, 01/27/25 (Call 10/27/24)	82	81,072
2.95%, 02/07/24 (Call 12/07/23)	40	40,043
3.05%, 04/25/27 (Call 01/25/27)(a)	88	85,780
3.25%, 11/01/25 (Call 08/01/25)	215	213,252
3.40%, 11/15/23 (Call 08/15/23)	60	60,328
3.40%, 02/07/28 (Call 11/07/27)	10	9,787
3.45%, 06/15/25	40	40,003
3.70%, 03/15/29 (Call 12/15/28)	195	191,673
Series D, 1.00%, 10/18/24	55	52,386
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	109	107,071
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	357	317,584
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	215	198,381
1.90%, 06/15/28 (Call 04/15/28)	250	222,865
2.25%, 06/01/30 (Call 03/01/30)	456	396,624
2.44%, 01/15/32 (Call 10/15/31)	135	115,725
2.75%, 11/01/29 (Call 08/01/29)	414	374,566
3.50%, 04/01/29 (Call 01/01/29)	130	124,115
3.55%, 05/01/27 (Call 02/01/27)	401	397,010
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(b)	160	141,694
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	190	167,916
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	25	21,114
3.20%, 05/15/27 (Call 02/15/27)	215	210,608
3.25%, 05/15/29 (Call 02/15/29)	170	163,406

Security	Par (000)	Value
Electric (continued)
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	$205	$184,488
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	115	94,263
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	90	84,465
3.30%, 03/15/30 (Call 09/15/29)	20	18,944
3.80%, 08/15/28 (Call 02/15/28)	175	173,219
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	235	214,614
2.75%, 06/01/24 (Call 05/01/24)	203	201,908
2.75%, 05/15/30 (Call 02/15/30)(a)	145	134,263
2.95%, 04/01/25 (Call 01/01/25)	70	69,269
3.70%, 11/15/28 (Call 08/15/28)	75	74,793
4.15%, 06/01/32	85	87,439
5.75%, 03/15/29 (Call 12/15/28)	25	27,570
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	227	198,169
2.50%, 02/01/31 (Call 11/01/30)	343	274,808
3.00%, 06/15/28 (Call 04/15/28)	195	174,759
3.15%, 01/01/26	388	365,826
3.25%, 06/15/23 (Call 03/15/23)	20	19,913
3.25%, 06/01/31 (Call 03/01/31)	485	407,473
3.30%, 03/15/27 (Call 12/15/26)	25	23,104
3.30%, 12/01/27 (Call 09/01/27)	105	95,743
3.45%, 07/01/25	30	29,023
3.50%, 06/15/25 (Call 03/15/25)	110	106,513
3.75%, 07/01/28	70	64,484
3.85%, 11/15/23 (Call 08/15/23)	35	35,016
4.20%, 03/01/29 (Call 01/01/29)	465	436,979
4.25%, 08/01/23 (Call 07/01/23)	25	25,117
4.40%, 03/01/32 (Call 12/01/31)	25	22,750
4.55%, 07/01/30 (Call 01/01/30)	560	523,001
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	5	4,540
3.50%, 06/15/29 (Call 03/15/29)	60	58,193
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	5	4,989
Phillips 66 Co., 3.15%, 12/15/29	25	23,045
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	10	9,253
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	190	191,963
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	307	298,122
Progress Energy Inc.
7.00%, 10/30/31	5	5,815
7.75%, 03/01/31	5	6,053
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	137	137,817
4.10%, 06/01/32 (Call 03/01/32)	50	51,084
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	80	68,577
Public Service Co. of New Hampshire 3.50%, 11/01/23 (Call 08/01/23)	125	125,708
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	20	17,415
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	100	85,560
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	50	45,910
1.90%, 08/15/31 (Call 05/15/31)	270	229,349
2.25%, 09/15/26 (Call 06/15/26)	206	195,399
2.45%, 01/15/30 (Call 10/15/29)	15	13,616
3.00%, 05/15/27 (Call 02/15/27)	110	107,074

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
3.20%, 05/15/29 (Call 02/15/29)	$20	$19,211
3.25%, 09/01/23 (Call 08/01/23)	166	166,989
3.65%, 09/01/28 (Call 06/01/28)	100	99,222
3.70%, 05/01/28 (Call 02/01/28)(a)	147	146,497
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	145	132,752
0.84%, 11/08/23 (Call 07/01/22)	235	227,247
1.60%, 08/15/30 (Call 05/15/30)	90	73,060
2.88%, 06/15/24 (Call 05/15/24)	180	178,238
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	99,677
3.65%, 05/15/25 (Call 02/15/25)	150	148,818
4.10%, 06/15/30 (Call 03/15/30)	115	109,993
4.22%, 03/15/32 (Call 12/15/31)	80	76,445
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	10	9,636
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	270	227,213
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	258	250,059
3.30%, 04/01/25 (Call 03/01/25)	50	49,690
3.40%, 02/01/28 (Call 11/01/27)	214	207,927
3.70%, 04/01/29 (Call 02/01/29)	195	188,118
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	168	162,258
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	115	110,699
2.25%, 06/01/30 (Call 03/01/30)	130	111,097
2.75%, 02/01/32 (Call 11/01/31)	5	4,341
2.85%, 08/01/29 (Call 05/01/29)	119	107,620
6.65%, 04/01/29	83	90,386
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	5	4,528
Series A, 4.20%, 03/01/29 (Call 12/01/28)	60	59,073
Series B, 3.65%, 03/01/28 (Call 12/01/27)	38	36,713
Series C, 3.50%, 10/01/23 (Call 07/01/23)	80	80,587
Series C, 4.20%, 06/01/25	110	110,622
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	195,784
Series D, 4.70%, 06/01/27 (Call 05/01/27)	120	122,015
Series E, 3.70%, 08/01/25 (Call 06/01/25)	150	149,616
Series G, 2.50%, 06/01/31 (Call 03/01/31)	155	133,337
Series J, 0.70%, 08/01/23	15	14,615
Series K, 0.98%, 08/01/24(a)	5	4,765
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	243	243,498
3.25%, 07/01/26 (Call 04/01/26)	405	395,782
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	25	23,923
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	45	39,368
Series A, 3.70%, 04/30/30 (Call 01/30/30)	124	118,452
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	165	149,251
4.15%, 12/01/25 (Call 09/01/25)(a)	185	187,649
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28 (Call 06/15/28)	250	247,197
Series N, 1.65%, 03/15/26 (Call 02/15/26)	20	18,448
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	10	10,012
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	40	35,013
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	15	12,225
3.05%, 03/15/25 (Call 12/15/24)	117	116,007
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	20	17,112

Security	Par (000)	Value
Electric (continued)
2.95%, 06/15/27 (Call 03/15/27)	$135	$130,903
2.95%, 03/15/30 (Call 12/15/29)	6	5,594
3.50%, 04/15/24 (Call 01/15/24)	75	75,709
3.50%, 03/15/29 (Call 12/15/28)	113	110,268
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	200	173,516
2.40%, 03/30/32 (Call 12/30/31)	20	17,555
3.45%, 02/15/24 (Call 11/15/23)	190	191,507
Series A, 2.88%, 07/15/29 (Call 04/15/29)	205	191,302
Series A, 3.10%, 05/15/25 (Call 02/15/25)	245	243,665
Series A, 3.15%, 01/15/26 (Call 10/15/25)	295	290,469
Series A, 3.50%, 03/15/27 (Call 12/15/26)	120	119,268
Series A, 3.80%, 04/01/28 (Call 01/01/28)	220	220,040
Series B, 2.95%, 11/15/26 (Call 08/15/26)	230	222,888
Series B, 3.75%, 05/15/27 (Call 04/15/27)	25	25,164
WEC Energy Group Inc.
0.55%, 09/15/23	40	38,869
0.80%, 03/15/24 (Call 02/15/24)	40	38,230
1.38%, 10/15/27 (Call 08/15/27)(a)	40	35,148
1.80%, 10/15/30 (Call 07/15/30)	65	53,441
2.20%, 12/15/28 (Call 10/15/28)	100	89,407
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	100	88,662
2.05%, 12/15/24 (Call 11/15/24)	156	152,403
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	185	155,900
3.05%, 10/15/27 (Call 07/15/27)	155	149,570
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	30	28,970
1.75%, 03/15/27 (Call 02/15/27)	150	136,713
2.35%, 11/15/31 (Call 05/15/31)	170	146,574
2.60%, 12/01/29 (Call 06/01/29)	230	206,319
3.30%, 06/01/25 (Call 12/01/24)	60	59,666
3.35%, 12/01/26 (Call 06/01/26)	167	164,286
4.00%, 06/15/28 (Call 12/15/27)	10	9,969
4.60%, 06/01/32 (Call 12/01/31)	100	102,708
		40,210,833
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	10	8,195
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	140	126,367
1.80%, 10/15/27 (Call 08/15/27)	10	9,145
1.95%, 10/15/30 (Call 07/15/30)	10	8,643
2.00%, 12/21/28 (Call 10/21/28)	310	280,494
2.20%, 12/21/31 (Call 09/21/31)	355	310,203
3.15%, 06/01/25 (Call 03/01/25)	205	205,238
		948,285
Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	30	25,298
2.30%, 03/12/31 (Call 12/12/30)	260	219,502
2.75%, 09/15/29 (Call 06/15/29)(a)	110	98,847
3.05%, 09/22/26 (Call 06/22/26)	40	39,090
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	165	149,404
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	20	19,649
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	60	50,337

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electronics (continued)
2.80%, 02/15/30 (Call 11/15/29)	$365	$328,748
3.20%, 04/01/24 (Call 02/01/24)	20	19,976
4.35%, 06/01/29 (Call 03/01/29)	30	30,260
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	111	109,877
3.88%, 01/12/28 (Call 10/12/27)	30	29,274
4.00%, 04/01/25 (Call 01/01/25)(a)	165	165,802
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	85	72,526
4.63%, 04/15/26 (Call 01/15/26)	159	160,302
5.50%, 06/01/32 (Call 03/01/32)	40	40,236
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	75	73,599
4.88%, 06/15/29 (Call 03/15/29)	170	169,714
4.88%, 05/12/30 (Call 02/12/30)	145	142,964
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	380	368,961
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	25	22,644
1.35%, 06/01/25 (Call 05/01/25)	350	334,043
1.75%, 09/01/31 (Call 06/01/31)	175	149,405
1.95%, 06/01/30 (Call 03/01/30)	25	21,978
2.30%, 08/15/24 (Call 07/15/24)(a)	30	29,745
2.50%, 11/01/26 (Call 08/01/26)	420	407,988
2.70%, 08/15/29 (Call 05/15/29)	255	239,835
3.35%, 12/01/23	150	151,486
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,607
3.15%, 08/15/27 (Call 05/15/27)	25	24,056
3.35%, 03/01/26 (Call 12/01/25)	190	186,969
3.50%, 02/15/28 (Call 11/15/27)	190	186,732
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	130	112,762
3.60%, 01/15/30 (Call 10/15/29)	106	97,030
3.95%, 01/12/28 (Call 10/12/27)	175	171,741
4.25%, 05/15/27 (Call 04/15/27)	50	49,704
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	177	160,950
4.55%, 10/30/24 (Call 07/30/24)	172	175,574
4.60%, 04/06/27 (Call 01/06/27)	169	172,492
Legrand France SA, 8.50%, 02/15/25	335	374,507
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(c)	15	14,114
1.75%, 08/09/26 (Call 07/09/26)(c)	270	240,702
2.38%, 08/09/28 (Call 06/09/28)(c)	120	103,824
2.65%, 08/09/31 (Call 05/09/31)(c)	125	102,806
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	195	197,178
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(a)	50	44,474
3.13%, 08/15/27 (Call 05/15/27)	145	141,709
3.70%, 02/15/26 (Call 11/15/25)	205	206,396
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	25	22,253
2.40%, 04/01/28 (Call 02/01/28)	60	51,310
2.95%, 04/01/31 (Call 01/01/31)	55	46,283
		6,563,663
Energy - Alternate Sources — 0.0%
Phillips 66 Co., 3.75%, 03/01/28	160	156,499

Security	Par (000)	Value
Entertainment — 0.1%
Magallanes Inc.
3.43%, 03/15/24(c)	$70	$69,703
3.64%, 03/15/25(c)	150	148,214
3.76%, 03/15/27 (Call 02/15/27)(c)	690	669,866
4.05%, 03/15/29 (Call 01/15/29)(c)	285	273,081
4.28%, 03/15/32 (Call 12/15/31)(c)	900	840,195
		2,001,059
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	95	86,765
1.45%, 02/15/31 (Call 11/15/30)	135	108,853
2.30%, 03/01/30 (Call 12/01/29)	249	218,171
2.50%, 08/15/24 (Call 07/15/24)	187	183,984
2.90%, 07/01/26 (Call 04/01/26)(a)	100	96,952
3.20%, 03/15/25 (Call 12/15/24)	130	129,072
3.38%, 11/15/27 (Call 08/15/27)	185	181,298
3.95%, 05/15/28 (Call 02/15/28)	146	146,965
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	25	21,145
2.60%, 02/01/30 (Call 11/01/29)	164	146,665
3.50%, 05/01/29 (Call 02/01/29)(a)	142	136,624
4.25%, 12/01/28 (Call 09/01/28)	125	126,113
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	230	200,901
1.50%, 03/15/31 (Call 12/15/30)	15	12,328
2.00%, 06/01/29 (Call 04/01/29)(a)	140	124,676
3.13%, 03/01/25 (Call 12/01/24)	75	74,924
3.15%, 11/15/27 (Call 08/15/27)(a)	270	264,846
		2,260,282
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	40	45,746
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	65	56,385
3.30%, 03/19/25 (Call 12/19/24)	203	201,611
3.95%, 03/15/25 (Call 01/15/25)	190	191,982
4.15%, 03/15/28 (Call 12/15/27)	276	276,756
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	50	43,059
4.30%, 05/01/24 (Call 04/01/24)	403	408,779
4.60%, 11/01/25 (Call 09/01/25)	354	361,130
4.85%, 11/01/28 (Call 08/01/28)	245	249,202
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	120	100,693
3.50%, 10/01/26 (Call 07/01/26)	25	24,304
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	100	84,531
2.88%, 04/15/30 (Call 01/15/30)	145	131,989
3.20%, 02/10/27 (Call 11/10/26)	222	217,744
3.65%, 02/15/24 (Call 11/15/23)	250	252,572
4.00%, 04/17/25 (Call 02/17/25)	158	160,983
4.20%, 04/17/28 (Call 01/17/28)	245	249,376
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	75	70,360
1.70%, 06/01/30 (Call 03/01/30)	50	42,850
2.05%, 11/15/24 (Call 10/15/24)	115	112,985
2.30%, 08/15/26 (Call 05/15/26)	251	241,710
2.45%, 11/15/29 (Call 08/15/29)	145	132,204
3.20%, 08/21/25 (Call 05/21/25)	20	20,094

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
0.65%, 06/03/24 (Call 07/01/22)	$238	$227,885
1.70%, 06/03/28 (Call 04/03/28)	285	256,890
1.80%, 06/11/30 (Call 03/11/30)(a)	85	72,425
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	60	53,614
3.20%, 10/01/26 (Call 07/01/26)	150	145,899
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	45	39,264
3.38%, 12/15/27 (Call 09/15/27)	105	102,153
3.50%, 03/15/25	480	478,406
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	25	21,258
2.65%, 12/01/23	271	270,556
3.25%, 04/01/26	200	197,598
3.40%, 11/15/27 (Call 08/15/27)	265	258,571
4.30%, 05/15/28 (Call 02/15/28)	175	177,544
Series B, 7.45%, 04/01/31	10	11,957
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	350	338,296
3.75%, 04/01/30 (Call 01/01/30)(a)	160	152,579
3.88%, 05/15/27 (Call 02/15/27)	300	297,198
4.25%, 03/01/31 (Call 12/01/30)	110	108,046
4.63%, 01/30/29 (Call 10/30/28)	50	50,316
6.75%, 03/15/32	60	69,309
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	275	225,228
2.20%, 05/01/30 (Call 02/01/30)	50	43,442
2.65%, 10/15/26 (Call 07/15/26)	165	157,415
3.50%, 02/01/26 (Call 11/01/25)	39	38,812
3.70%, 08/01/27 (Call 05/01/27)	135	134,062
3.85%, 08/01/23 (Call 05/01/23)	240	242,472
4.00%, 02/01/24 (Call 11/01/23)(a)	140	142,173
4.50%, 01/15/29 (Call 10/15/28)	130	132,553
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(a)	190	171,120
1.85%, 02/15/31 (Call 11/15/30)(a)	175	143,987
2.50%, 04/15/30 (Call 01/15/30)	45	39,710
3.15%, 08/15/24 (Call 06/15/24)	165	164,353
3.40%, 08/15/27 (Call 05/15/27)	202	197,596
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	528	501,980
1.50%, 02/04/31 (Call 11/04/30)	260	210,252
2.13%, 03/17/24	20	19,703
2.75%, 04/13/30 (Call 01/13/30)	147	132,812
4.13%, 05/07/28	25	25,501
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	40	35,075
2.45%, 12/14/31 (Call 09/14/31)(a)	130	112,197
3.25%, 07/15/27 (Call 04/15/27)	221	214,531
3.30%, 07/15/26 (Call 04/15/26)	321	316,634
3.75%, 10/01/25 (Call 07/01/25)	155	156,480
5.95%, 04/01/30 (Call 01/01/30)	70	76,948
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	323	319,512
3.90%, 09/28/23 (Call 08/28/23)	98	99,175
3.95%, 08/15/24 (Call 05/15/24)	299	303,264
4.00%, 03/01/26 (Call 01/01/26)	290	292,746
4.35%, 03/01/29 (Call 12/01/28)	212	215,290
		11,871,832

Security	Par (000)	Value
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	$10	$10,032
5.50%, 01/17/27	110	112,730
Georgia-Pacific LLC
7.75%, 11/15/29	45	55,284
8.00%, 01/15/24	265	286,629
8.88%, 05/15/31	5	6,702
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	100	86,769
3.13%, 01/15/32 (Call 10/15/31)	200	166,960
3.75%, 01/15/31 (Call 10/15/30)	225	199,683
5.00%, 01/15/30 (Call 10/15/29)	75	72,704
6.00%, 01/15/29 (Call 10/15/28)	350	359,828
		1,357,321
Gas — 0.1%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	187	153,596
2.63%, 09/15/29 (Call 06/15/29)	102	93,618
3.00%, 06/15/27 (Call 03/15/27)	130	126,562
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	100	83,471
4.00%, 04/01/28 (Call 01/01/28)	155	154,571
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	66	66,018
Series A, 2.50%, 11/15/24 (Call 10/15/24)	123	120,777
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	25	21,047
3.95%, 09/15/27 (Call 06/15/27)	25	23,978
4.75%, 09/01/28 (Call 06/01/28)	135	133,674
5.20%, 07/15/25 (Call 04/15/25)	155	159,745
5.50%, 01/15/26 (Call 12/15/25)	70	72,294
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	66	60,443
1.70%, 02/15/31 (Call 11/15/30)	212	170,028
2.95%, 09/01/29 (Call 06/01/29)	269	243,822
3.49%, 05/15/27 (Call 02/15/27)	250	244,887
3.60%, 05/01/30 (Call 02/01/30)	55	51,772
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	15	12,750
3.61%, 02/01/24 (Call 11/01/23)	117	117,797
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	10	8,655
3.50%, 06/01/29 (Call 03/01/29)(a)	177	168,702
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	140	135,860
3.15%, 09/15/24 (Call 06/15/24)	10	10,022
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	190	183,236
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	250	225,352
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	67	66,502
3.25%, 06/15/26 (Call 03/15/26)	95	92,507
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	225	182,401
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	105	87,172
3.70%, 04/01/28 (Call 01/01/28)	125	120,735
4.05%, 03/15/32 (Call 12/15/31)	120	113,856
		3,505,850

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	$90	$76,397
4.63%, 06/15/28 (Call 03/15/28)	70	70,207
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	160	140,707
3.40%, 03/01/26 (Call 01/01/26)	230	229,358
4.00%, 03/15/60 (Call 03/15/25)(b)	125	115,936
4.25%, 11/15/28 (Call 08/15/28)	75	75,941
		708,546
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	58	51,442
1.40%, 06/30/30 (Call 03/30/30)(a)	171	146,246
2.95%, 03/15/25 (Call 12/15/24)	385	385,439
3.40%, 11/30/23 (Call 09/30/23)	398	402,911
3.75%, 11/30/26 (Call 08/30/26)	320	327,712
3.88%, 09/15/25 (Call 06/15/25)	50	51,336
Baxter International Inc.
0.87%, 12/01/23(c)	60	58,003
1.92%, 02/01/27 (Call 01/01/27)(c)	290	265,579
2.27%, 12/01/28 (Call 10/01/28)(c)	130	116,419
2.54%, 02/01/32 (Call 11/01/31)(c)	290	250,264
2.60%, 08/15/26 (Call 05/15/26)	420	400,550
3.95%, 04/01/30 (Call 01/01/30)	115	112,869
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	230	219,521
2.65%, 06/01/30 (Call 03/01/30)	295	264,252
3.45%, 03/01/24 (Call 02/01/24)	208	209,579
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	24,111
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	70	61,181
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	310	302,588
2.60%, 11/15/29 (Call 08/15/29)	195	178,875
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	164	166,348
Medtronic Inc., 3.50%, 03/15/25	199	202,305
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	25	24,221
0.85%, 09/15/24 (Call 09/15/22)	200	187,802
1.90%, 09/15/28 (Call 07/15/28)	135	116,558
2.25%, 09/15/31 (Call 06/15/31)	115	94,895
2.55%, 03/15/31 (Call 12/15/30)	70	59,799
3.30%, 09/15/29 (Call 06/15/29)	170	156,024
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	200	164,666
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	265	228,562
Stryker Corp.
0.60%, 12/01/23 (Call 06/13/22)	45	43,423
1.15%, 06/15/25 (Call 05/15/25)	55	51,385
1.95%, 06/15/30 (Call 03/15/30)	245	209,208
3.38%, 05/15/24 (Call 02/15/24)	313	315,254
3.38%, 11/01/25 (Call 08/01/25)	352	350,310
3.50%, 03/15/26 (Call 12/15/25)	223	222,960
3.65%, 03/07/28 (Call 12/07/27)	110	108,569
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	5	4,870
1.22%, 10/18/24 (Call 10/18/22)	400	382,600
1.75%, 10/15/28 (Call 08/15/28)	40	35,466
2.00%, 10/15/31 (Call 07/15/31)	50	42,837
2.60%, 10/01/29 (Call 07/01/29)	85	77,839

Security	Par (000)	Value
Health Care - Products (continued)
UnitedHealth Group Inc., 4.00%, 05/15/29	$185	$188,119
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	280	241,500
3.05%, 01/15/26 (Call 12/15/25)	75	73,175
		7,577,572
Health Care - Services — 0.5%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	25	23,061
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	170	170,114
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	230	230,511
3.50%, 11/15/24 (Call 08/15/24)	314	315,570
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	270	250,765
2.25%, 05/15/30 (Call 02/15/30)	404	354,462
2.55%, 03/15/31 (Call 12/15/30)	260	231,189
2.88%, 09/15/29 (Call 06/15/29)	169	156,766
3.35%, 12/01/24 (Call 10/01/24)	385	386,332
3.50%, 08/15/24 (Call 05/15/24)	165	166,183
3.65%, 12/01/27 (Call 09/01/27)	70	69,653
4.10%, 03/01/28 (Call 12/01/27)	240	243,098
4.10%, 05/15/32	70	70,298
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	166	151,719
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	50	41,713
2.34%, 01/01/30 (Call 10/01/29)	165	145,533
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30 (Call 05/15/30)	130	109,295
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	25	23,695
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	10	8,343
CommonSpirit Health
1.50%, 10/01/25 (Call 07/01/25)	40	37,104
2.76%, 10/01/24 (Call 07/01/24)(a)	90	88,316
2.78%, 10/01/30 (Call 04/01/30)	87	76,570
3.30%, 10/01/29 (Call 04/01/29)	247	229,572
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	125	104,664
3.13%, 03/15/27 (Call 02/15/27)(c)	70	66,767
3.38%, 03/15/29 (Call 01/15/29)(c)	110	102,008
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	375	341,726
4.13%, 06/15/29 (Call 03/15/29)	517	502,834
4.50%, 02/15/27 (Call 08/15/26)	149	150,542
5.00%, 03/15/24	184	188,929
5.25%, 04/15/25	647	671,159
5.25%, 06/15/26 (Call 12/15/25)	250	259,080
Humana Inc.
0.65%, 08/03/23 (Call 06/08/22)	275	267,974
1.35%, 02/03/27 (Call 01/03/27)	145	129,249
3.13%, 08/15/29 (Call 05/15/29)	205	191,367
3.70%, 03/23/29 (Call 02/23/29)	170	166,214
3.85%, 10/01/24 (Call 07/01/24)	185	185,938
3.95%, 03/15/27 (Call 12/15/26)	220	220,011
4.50%, 04/01/25 (Call 03/01/25)	5	5,123
4.88%, 04/01/30 (Call 01/01/30)	30	31,205
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	61	59,916

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	$45	$41,177
2.30%, 12/01/24 (Call 11/01/24)	255	248,357
2.70%, 06/01/31 (Call 03/01/31)	85	74,086
2.95%, 12/01/29 (Call 09/01/29)	126	115,072
3.25%, 09/01/24 (Call 07/01/24)	263	263,718
3.60%, 02/01/25 (Call 11/01/24)	290	290,267
3.60%, 09/01/27 (Call 06/01/27)	143	141,513
4.00%, 11/01/23 (Call 08/01/23)	5	5,061
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	15	12,387
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	75	65,703
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	30	27,752
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	40	33,642
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	49,381
Series H, 2.70%, 10/01/26 (Call 07/01/26)	30	29,003
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	20	17,653
2.95%, 06/30/30 (Call 03/30/30)	235	212,637
3.45%, 06/01/26 (Call 03/01/26)	177	176,035
3.50%, 03/30/25 (Call 12/30/24)	5	5,004
4.20%, 06/30/29 (Call 03/30/29)	165	164,488
4.25%, 04/01/24 (Call 01/01/24)	40	40,750
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	31	29,907
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	25,006
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	15	14,215
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	37,130
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,617
Toledo Hospital (The), Series B, 5.33%, 11/15/28	35	34,811
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	190	175,201
1.25%, 01/15/26	105	98,215
2.00%, 05/15/30	230	203,000
2.30%, 05/15/31 (Call 02/15/31)	445	396,366
2.38%, 08/15/24	155	153,737
2.88%, 08/15/29	209	198,165
2.95%, 10/15/27	198	193,058
3.10%, 03/15/26	275	273,446
3.38%, 04/15/27	115	114,898
3.45%, 01/15/27	200	200,476
3.50%, 06/15/23	170	172,263
3.50%, 02/15/24(a)	142	143,940
3.70%, 12/15/25	105	106,703
3.75%, 07/15/25	381	388,148
3.85%, 06/15/28	265	269,804
3.88%, 12/15/28	241	245,731
4.20%, 05/15/32	285	291,940
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(c)	80	71,451
2.65%, 10/15/30 (Call 07/15/30)(c)	45	38,057
2.65%, 01/15/32 (Call 10/15/31)(c)	115	94,853
		13,217,392

Security	Par (000)	Value
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	$215	$189,518
2.88%, 06/15/27 (Call 05/15/27)	200	177,152
2.88%, 06/15/28 (Call 04/15/28)	215	183,072
3.20%, 11/15/31 (Call 08/15/31)	155	121,672
3.25%, 07/15/25 (Call 06/15/25)(a)	238	227,188
3.88%, 01/15/26 (Call 12/15/25)	135	129,181
4.20%, 06/10/24 (Call 05/10/24)	240	240,871
4.25%, 03/01/25 (Call 01/01/25)	220	216,258
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	110	97,376
2.95%, 03/10/26 (Call 02/10/26)	50	45,830
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(a)(c)	10	8,971
Blackstone Private Credit Fund
1.75%, 09/15/24(c)	65	60,752
2.63%, 12/15/26 (Call 11/15/26)(c)	130	113,064
3.25%, 03/15/27 (Call 02/15/27)(c)	310	274,582
4.00%, 01/15/29 (Call 11/15/28)(c)	360	319,633
4.70%, 03/24/25(c)	310	303,443
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(c)	80	68,898
2.75%, 09/16/26 (Call 08/19/26)	60	54,567
2.85%, 09/30/28 (Call 07/30/28)(c)	185	154,584
3.63%, 01/15/26 (Call 12/15/25)	20	19,077
FS KKR Capital Corp.
1.65%, 10/12/24	125	115,930
2.63%, 01/15/27 (Call 12/15/26)(a)	130	114,890
3.13%, 10/12/28 (Call 08/12/28)	120	102,769
3.25%, 07/15/27 (Call 06/15/27)	100	90,037
3.40%, 01/15/26 (Call 12/15/25)	55	51,347
4.13%, 02/01/25 (Call 01/01/25)	20	19,455
4.63%, 07/15/24 (Call 06/15/24)	220	218,995
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	100	94,246
3.75%, 02/10/25 (Call 01/10/25)	60	59,222
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	235	200,970
3.38%, 04/15/24 (Call 03/15/24)	65	63,753
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	180	162,873
5.20%, 05/01/24	50	50,569
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)(a)(c)	5	4,642
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	140	124,466
3.50%, 02/25/25 (Call 01/25/25)	25	24,210
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	105	92,066
2.88%, 06/11/28 (Call 04/11/28)	160	135,666
3.40%, 07/15/26 (Call 06/15/26)	60	55,195
3.75%, 07/22/25 (Call 06/22/25)	260	250,471
4.00%, 03/30/25 (Call 02/28/25)	190	184,517
4.25%, 01/15/26 (Call 12/15/25)	65	62,901
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(c)	125	109,812
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(c)	50	44,375
4.70%, 02/08/27 (Call 01/08/27)(c)	25	23,414
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	150	131,539

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Holding Companies - Diversified (continued)
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	$25	$22,289
3.44%, 10/15/28 (Call 08/15/28)	150	123,273
3.71%, 01/22/26 (Call 12/22/25)	40	36,839
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	30	29,738
		5,806,158
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	225	199,924
1.40%, 10/15/27 (Call 08/15/27)	30	25,916
2.50%, 10/15/24 (Call 09/15/24)	398	387,266
2.60%, 10/15/25 (Call 09/15/25)	92	88,133
5.75%, 08/15/23 (Call 05/15/23)	161	165,426
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	120	121,960
4.75%, 11/29/27 (Call 05/29/27)	315	317,189
4.88%, 12/15/23 (Call 09/15/23)	25	25,437
5.00%, 06/15/27 (Call 12/15/26)	30	30,571
5.88%, 11/15/24 (Call 05/15/24)	45	46,859
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	60	47,421
3.85%, 01/15/30 (Call 07/15/29)	65	57,863
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	165	147,909
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	86	88,642
5.50%, 03/01/26 (Call 12/01/25)	225	235,199
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	95	87,420
4.35%, 02/15/28 (Call 11/15/27)	110	106,322
4.88%, 11/15/25 (Call 08/15/25)(a)	60	61,036
4.88%, 03/15/27 (Call 12/15/26)(a)	110	110,272
		2,350,765
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	45	45,338
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	80	77,057
3.80%, 11/15/24 (Call 08/15/24)	50	50,090
4.40%, 03/15/29 (Call 12/15/28)	188	187,383
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	135	114,646
3.70%, 05/01/25	5	4,999
4.70%, 05/14/32(a)	40	40,833
4.75%, 02/26/29 (Call 11/26/28)	145	147,454
		667,800
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	20,614
2.65%, 04/30/30 (Call 02/01/30)	55	48,204
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	110	94,436
3.15%, 08/01/27 (Call 05/01/27)	175	170,389
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	70	68,260
3.50%, 12/15/24 (Call 06/12/22)	225	228,780
3.90%, 05/15/28 (Call 02/15/28)	250	250,082
4.60%, 05/01/32	100	103,103

Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	$95	$84,480
2.00%, 11/02/31 (Call 08/02/31)	100	85,898
2.75%, 02/15/26	215	211,276
3.05%, 08/15/25	100	99,716
3.10%, 03/26/30 (Call 12/26/29)	180	172,344
3.20%, 04/25/29 (Call 01/25/29)	140	135,827
3.95%, 11/01/28 (Call 08/01/28)	165	168,427
		1,941,836
Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(b)	200	199,820
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	244	237,539
3.60%, 04/01/30 (Call 01/01/30)	190	186,067
3.63%, 11/15/24	330	335,343
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	100	96,313
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	120	118,489
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	150	137,046
1.45%, 12/15/30 (Call 09/15/30)	110	89,680
3.15%, 06/15/23	107	107,563
3.28%, 12/15/26 (Call 09/15/26)	132	131,360
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	125	126,856
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 06/03/22)	220	224,035
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	390	377,793
3.40%, 06/30/30 (Call 03/30/30)(a)	75	71,003
3.75%, 07/10/25 (Call 04/10/25)	183	183,730
3.90%, 04/01/26 (Call 01/01/26)	280	281,336
4.13%, 02/15/24	275	280,123
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(b)	60	56,728
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	184	165,854
3.75%, 05/02/29 (Call 02/02/29)	176	171,700
4.50%, 12/15/28 (Call 09/15/28)	150	152,062
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	100	82,625
2.60%, 12/02/31 (Call 09/02/31)	185	159,955
2.85%, 05/28/27 (Call 04/28/27)	35	33,473
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	197	198,409
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	10	10,105
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	191	192,144
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	140	117,778
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	120	121,580
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	15	12,209
3.70%, 02/22/30 (Call 11/22/29)	80	73,021
4.20%, 09/27/23 (Call 08/27/23)	65	65,831
4.90%, 03/27/28 (Call 12/27/27)	95	96,460
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	50	44,719
5.00%, 07/01/24(a)	56	57,674
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	85	75,866
4.13%, 01/12/28 (Call 10/12/27)	300	289,170

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
6.15%, 04/03/30 (Call 01/03/30)	$35	$37,194
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)(a)	184	178,817
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	215	213,450
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	295	246,045
2.30%, 03/15/27 (Call 02/15/27)(a)	200	192,770
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	452	452,221
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	45	43,404
5.63%, 05/15/30 (Call 02/15/30)	70	72,414
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	25	20,760
4.20%, 09/15/24 (Call 06/15/24)	50	50,442
4.20%, 03/17/32 (Call 12/17/31)	50	47,322
4.50%, 03/15/29 (Call 12/15/28)	170	169,167
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	200	164,720
3.35%, 05/03/26 (Call 02/03/26)	45	44,844
Cincinnati Financial Corp., 6.92%, 05/15/28	94	108,739
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	80	66,499
3.45%, 08/15/27 (Call 05/15/27)	146	141,959
3.90%, 05/01/29 (Call 02/01/29)	176	170,127
3.95%, 05/15/24 (Call 02/15/24)	210	211,999
4.50%, 03/01/26 (Call 12/01/25)	265	270,485
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	185	187,059
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(c)	100	99,093
3.65%, 04/05/27 (Call 03/05/27)(c)	100	97,404
3.85%, 04/05/29 (Call 02/05/29)(c)	100	96,111
3.90%, 04/05/32 (Call 01/05/32)(c)	200	190,630
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	130	109,104
4.95%, 06/01/29 (Call 03/01/29)(a)	153	153,932
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	370	370,596
7.00%, 04/01/28(a)	25	28,249
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	65	58,224
4.63%, 04/29/30 (Call 01/29/30)	105	103,533
4.85%, 04/17/28 (Call 01/17/28)	109	109,994
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	75	61,778
3.40%, 06/15/30 (Call 03/15/30)	30	27,011
4.50%, 08/15/28 (Call 05/15/28)(a)	160	158,802
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	125	100,953
4.00%, 05/15/30 (Call 02/15/30)	40	37,285
4.60%, 11/15/24	140	142,370
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	135	112,470
4.55%, 09/15/28 (Call 06/15/28)	120	121,885
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	139	120,502
4.50%, 04/15/26 (Call 01/15/26)	25	25,483
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)	185	168,740

Security	Par (000)	Value
Insurance (continued)
Jackson Financial Inc.
1.13%, 11/22/23(c)	$40	$38,638
3.13%, 11/23/31 (Call 08/23/31)(a)(c)	75	63,330
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	75	62,204
3.80%, 02/23/32 (Call 11/23/31)	100	90,755
4.35%, 02/15/25 (Call 11/15/24)	45	45,245
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	65	59,320
3.35%, 03/09/25	157	155,932
3.40%, 01/15/31 (Call 10/15/30)	45	41,939
3.63%, 12/12/26 (Call 09/15/26)	230	228,029
3.80%, 03/01/28 (Call 12/01/27)	75	74,049
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	180	168,246
3.75%, 04/01/26 (Call 01/01/26)	95	95,923
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	50	47,432
3.70%, 03/16/32 (Call 12/16/31)	240	230,549
4.06%, 02/24/32 (Call 02/24/27)(b)	20	19,346
4.15%, 03/04/26	477	483,363
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	175	164,803
3.50%, 11/01/27 (Call 08/01/27)	150	146,817
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	210	182,742
2.38%, 12/15/31 (Call 09/15/31)	70	60,698
3.50%, 06/03/24 (Call 03/03/24)	215	216,393
3.50%, 03/10/25 (Call 12/10/24)	242	243,462
3.75%, 03/14/26 (Call 12/14/25)	200	201,088
3.88%, 03/15/24 (Call 02/15/24)	237	239,813
4.38%, 03/15/29 (Call 12/15/28)	315	320,418
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	70	69,818
MetLife Inc.
3.00%, 03/01/25	258	256,591
3.60%, 04/10/24	170	172,465
3.60%, 11/13/25 (Call 08/13/25)	151	152,199
4.55%, 03/23/30 (Call 12/23/29)(a)	169	175,843
Series D, 4.37%, 09/15/23	190	193,760
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	172	170,920
4.88%, 10/01/24 (Call 09/01/24)	180	185,051
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	145	140,477
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	50	43,785
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	115	97,630
3.10%, 11/15/26 (Call 08/15/26)	155	150,522
3.40%, 05/15/25 (Call 02/15/25)	200	199,342
3.70%, 05/15/29 (Call 02/15/29)	156	151,055
Progressive Corp. (The)
2.45%, 01/15/27	280	268,324
2.50%, 03/15/27 (Call 02/15/27)	75	71,798
3.00%, 03/15/32 (Call 12/15/31)	90	83,221
4.00%, 03/01/29 (Call 12/01/28)(a)	75	75,741
6.63%, 03/01/29(a)	30	34,694
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	207	193,094
2.10%, 03/10/30 (Call 12/10/29)	100	88,344
3.70%, 10/01/50 (Call 07/01/30)(b)	25	21,630
3.88%, 03/27/28 (Call 12/27/27)	347	349,151

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(b)	$50	$46,108
5.13%, 03/01/52 (Call 11/28/31)(b)	190	182,286
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	165	160,352
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(b)	280	277,273
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(b)	200	198,608
Prudential PLC
3.13%, 04/14/30	186	172,755
3.63%, 03/24/32 (Call 12/24/31)	100	93,978
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	160	146,846
3.90%, 05/15/29 (Call 02/15/29)	175	169,475
3.95%, 09/15/26 (Call 06/15/26)	75	75,358
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	155	148,245
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	80	68,416
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	225	226,676
Unum Group
4.00%, 03/15/24	225	227,198
4.00%, 06/15/29 (Call 03/15/29)	40	38,714
Voya Financial Inc.
3.65%, 06/15/26	260	256,760
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(b)	100	86,336
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	108	97,054
3.60%, 05/15/24 (Call 03/15/24)	87	86,977
4.50%, 09/15/28 (Call 06/15/28)	165	164,399
4.65%, 06/15/27	90	90,645
XLIT Ltd., 4.45%, 03/31/25	230	234,798
		21,221,291
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	290	240,976
3.40%, 12/06/27 (Call 09/06/27)	430	414,154
3.60%, 11/28/24 (Call 08/28/24)	590	589,681
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	290	270,002
0.80%, 08/15/27 (Call 06/15/27)	430	383,581
1.10%, 08/15/30 (Call 05/15/30)	230	193,202
2.00%, 08/15/26 (Call 05/15/26)	413	397,769
3.38%, 02/25/24	322	328,115
Amazon.com Inc.
0.40%, 06/03/23	282	277,167
0.45%, 05/12/24	510	488,998
0.80%, 06/03/25 (Call 05/03/25)	55	51,819
1.00%, 05/12/26 (Call 04/12/26)	530	489,842
1.20%, 06/03/27 (Call 04/03/27)	145	131,000
1.50%, 06/03/30 (Call 03/03/30)	522	445,511
1.65%, 05/12/28 (Call 03/12/28)	555	501,787
2.10%, 05/12/31 (Call 02/12/31)	475	418,793
2.73%, 04/13/24	25	25,112
2.80%, 08/22/24 (Call 06/22/24)	536	537,479
3.00%, 04/13/25	45	45,222
3.15%, 08/22/27 (Call 05/22/27)	532	526,739
3.30%, 04/13/27 (Call 03/13/27)	180	179,791
Security	Par (000)	Value

Internet (continued)
3.45%, 04/13/29 (Call 02/13/29)	$125	$124,335
3.60%, 04/13/32 (Call 01/13/32)	280	277,281
3.80%, 12/05/24 (Call 09/05/24)	164	167,723
5.20%, 12/03/25 (Call 09/03/25)(a)	441	470,194
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	46,170
3.63%, 07/06/27	375	364,924
3.88%, 09/29/23 (Call 08/29/23)	205	206,732
4.13%, 06/30/25	225	227,414
4.38%, 03/29/28 (Call 12/29/27)	50	49,636
4.88%, 11/14/28 (Call 08/14/28)	50	50,958
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	180	177,824
3.60%, 06/01/26 (Call 03/01/26)	313	314,352
3.65%, 03/15/25 (Call 12/15/24)(a)	90	90,522
4.63%, 04/13/30 (Call 01/13/30)	304	314,765
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	65	59,568
1.90%, 03/11/25 (Call 02/11/25)	334	318,736
2.60%, 05/10/31 (Call 02/10/31)	195	168,059
2.70%, 03/11/30 (Call 12/11/29)	120	106,585
3.45%, 08/01/24 (Call 05/01/24)	317	318,081
3.60%, 06/05/27 (Call 03/05/27)	276	272,641
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	225	190,298
3.25%, 02/15/30 (Call 11/15/29)	265	234,257
3.80%, 02/15/28 (Call 11/15/27)	55	52,708
5.00%, 02/15/26 (Call 11/15/25)	220	223,870
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	280	257,342
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	20	18,440
2.00%, 09/03/30 (Call 06/03/30)	50	39,486
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	180	151,132
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	165,512
		12,396,285
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	145	142,152
4.55%, 03/11/26	85	86,147
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	230	219,993
2.70%, 06/01/30 (Call 03/01/30)	85	76,050
3.95%, 05/23/25	60	60,674
3.95%, 05/01/28 (Call 02/01/28)	202	200,529
4.30%, 05/23/27 (Call 04/23/27)	60	60,986
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	25	23,210
2.15%, 08/15/30 (Call 05/15/30)	10	8,494
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	95	83,656
2.40%, 06/15/25 (Call 05/15/25)	299	287,776
2.80%, 12/15/24 (Call 11/15/24)	85	83,599
3.25%, 01/15/31 (Call 10/15/30)	25	22,762
3.45%, 04/15/30 (Call 01/15/30)	117	108,933
5.00%, 12/15/26 (Call 07/01/22)	85	86,213
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	260	242,307
6.25%, 08/10/26	423	455,148
		2,248,629

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	$45	$42,448
2.40%, 08/18/31 (Call 05/18/31)	95	74,089
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	55	53,969
		170,506
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	160	147,805
3.70%, 01/15/31 (Call 10/15/30)	50	45,882
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	25	24,416
1.80%, 10/01/24 (Call 10/01/22)	10	9,584
3.38%, 07/15/23 (Call 04/15/23)	188	187,964
4.38%, 09/15/28 (Call 06/15/28)	190	185,664
4.85%, 03/15/26 (Call 12/15/25)	125	126,271
5.63%, 04/23/25 (Call 03/23/25)	40	41,327
6.00%, 04/23/30 (Call 01/23/30)	20	20,994
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	56	51,559
3.20%, 08/08/24 (Call 07/08/24)	245	235,374
3.50%, 08/18/26 (Call 06/18/26)	206	187,001
3.90%, 08/08/29 (Call 05/08/29)(a)	160	139,413
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	135	135,347
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	217	228,583
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	465	461,471
Series R, 3.13%, 06/15/26 (Call 03/15/26)	240	232,992
Series X, 4.00%, 04/15/28 (Call 01/15/28)	25	24,445
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	15	15,212
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	400	350,992
4.38%, 06/18/30 (Call 03/18/30)	200	158,390
5.13%, 08/08/25 (Call 06/08/25)	200	185,268
5.40%, 08/08/28 (Call 05/08/28)	325	286,699
		3,482,653
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	10	9,738
0.60%, 09/13/24	150	142,809
0.80%, 11/13/25	85	78,722
0.95%, 01/10/24	225	219,213
1.15%, 09/14/26	150	137,367
1.70%, 01/08/27(a)	450	418,792
2.15%, 11/08/24	290	284,939
2.85%, 05/17/24	10	10,024
3.25%, 12/01/24	20	20,190
3.30%, 06/09/24	246	248,244
3.65%, 12/07/23	25	25,444
3.75%, 11/24/23	50	50,881
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	170	148,420
2.60%, 09/19/29 (Call 06/19/29)	129	120,323
2.60%, 04/09/30 (Call 01/09/30)	220	204,525
3.40%, 05/15/24 (Call 02/15/24)	30	30,433
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	120	108,679
3.95%, 05/23/25	100	100,313
4.20%, 01/15/24	76	77,244
Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	$157	$153,466
4.50%, 08/15/23	204	206,866
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	79	78,287
3.10%, 04/15/30 (Call 01/15/30)	10	9,592
5.38%, 10/16/29	60	65,972
7.13%, 03/03/31	60	73,949
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	165	153,118
3.15%, 11/15/25 (Call 08/15/25)	140	138,807
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	75	61,679
3.50%, 10/01/30 (Call 07/01/30)	95	84,942
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	85	73,785
John Deere Capital Corp.
0.40%, 10/10/23	10	9,749
0.45%, 01/17/24	15	14,482
0.45%, 06/07/24(a)	160	152,917
0.63%, 09/10/24	65	61,954
0.70%, 07/05/23	125	122,400
0.70%, 01/15/26	360	329,260
1.25%, 01/10/25(a)	100	95,919
1.30%, 10/13/26	40	36,808
1.45%, 01/15/31	124	103,643
1.50%, 03/06/28	255	228,462
1.70%, 01/11/27	110	102,273
1.75%, 03/09/27	25	23,204
2.00%, 06/17/31	150	130,517
2.05%, 01/09/25	325	317,840
2.25%, 09/14/26	175	167,795
2.45%, 01/09/30	175	160,207
2.65%, 06/24/24	155	154,873
2.65%, 06/10/26	120	116,897
2.80%, 09/08/27	145	140,557
2.80%, 07/18/29	215	202,990
3.05%, 01/06/28	110	107,384
3.35%, 06/12/24	175	177,133
3.35%, 04/18/29	70	68,538
3.45%, 06/07/23	320	323,658
3.45%, 03/13/25	245	248,503
3.45%, 03/07/29	175	172,553
3.65%, 10/12/23(a)	105	106,700
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	65	55,762
4.55%, 04/15/28 (Call 01/15/28)	135	134,278
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	60	52,549
4.60%, 05/15/28 (Call 02/15/28)	115	116,281
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	70	67,211
2.29%, 04/05/27 (Call 02/05/27)	145	134,728
2.57%, 02/15/30 (Call 11/15/29)	359	318,652
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	35	29,426
2.88%, 03/01/25 (Call 12/01/24)	180	178,618
3.50%, 03/01/29 (Call 12/01/28)	210	206,293
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	150	144,932
3.45%, 11/15/26 (Call 08/15/26)	200	190,410

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.40%, 03/15/24 (Call 02/15/24)	$290	$293,030
4.95%, 09/15/28 (Call 06/15/28)	183	183,822
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	165	149,219
2.25%, 01/30/31 (Call 10/30/30)(a)	70	60,710
3.25%, 11/01/26 (Call 08/01/26)	145	142,608
		9,872,508
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	123	119,777
2.25%, 09/19/26 (Call 06/19/26)	273	262,315
2.38%, 08/26/29 (Call 05/26/29)	238	218,679
2.65%, 04/15/25 (Call 03/15/25)	70	69,241
2.88%, 10/15/27 (Call 07/15/27)	66	64,467
3.00%, 08/07/25(a)	155	155,361
3.05%, 04/15/30 (Call 01/15/30)	167	159,376
3.25%, 02/14/24 (Call 01/14/24)	310	312,982
3.38%, 03/01/29 (Call 12/01/28)	176	172,943
3.63%, 09/14/28 (Call 06/14/28)(a)	113	113,735
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	15	12,111
2.75%, 03/01/30 (Call 12/01/29)	280	245,776
3.75%, 12/01/27 (Call 09/01/27)	105	102,813
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	205	199,283
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	15	14,931
General Electric Co., 6.75%, 03/15/32	460	533,996
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	445	432,838
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	115	113,551
3.25%, 03/01/27 (Call 12/01/26)	147	143,485
3.25%, 06/14/29 (Call 03/14/29)	159	149,043
3.30%, 11/21/24 (Call 08/21/24)	270	270,051
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	145	142,345
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	160	135,843
3.00%, 06/01/30 (Call 03/01/30)(a)	55	49,339
3.38%, 03/01/28 (Call 12/01/27)	90	86,371
3.65%, 03/15/27 (Call 12/15/26)	120	118,241
3.88%, 03/01/25 (Call 12/01/24)	30	30,105
3.90%, 09/17/29 (Call 06/17/29)	93	89,673
4.00%, 03/15/26 (Call 12/15/25)	128	128,233
4.30%, 03/01/24 (Call 12/01/23)	80	81,014
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	95	92,128
4.25%, 06/15/23	275	278,509
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	145	143,582
3.55%, 11/01/24 (Call 08/01/24)	95	95,310
3.80%, 03/21/29 (Call 12/21/28)	233	224,311
		5,561,758
Media — 0.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	145	123,605
2.30%, 02/01/32 (Call 11/01/31)	210	166,843
2.80%, 04/01/31 (Call 01/01/31)	65	54,610
3.75%, 02/15/28 (Call 11/15/27)	159	150,632
4.20%, 03/15/28 (Call 12/15/27)	330	319,796
Security	Par (000)	Value

Media (continued)
4.50%, 02/01/24 (Call 01/01/24)	$539	$546,983
4.91%, 07/23/25 (Call 04/23/25)	541	553,210
5.05%, 03/30/29 (Call 12/30/28)	436	435,747
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	560	464,582
1.95%, 01/15/31 (Call 10/15/30)	355	305,438
2.35%, 01/15/27 (Call 10/15/26)	561	534,089
2.65%, 02/01/30 (Call 11/01/29)	310	286,294
3.15%, 03/01/26 (Call 12/01/25)	544	540,388
3.15%, 02/15/28 (Call 11/15/27)(a)	327	319,332
3.30%, 02/01/27 (Call 11/01/26)	50	49,585
3.30%, 04/01/27 (Call 02/01/27)	10	9,887
3.38%, 02/15/25 (Call 11/15/24)(a)	310	312,452
3.38%, 08/15/25 (Call 05/15/25)	307	308,569
3.40%, 04/01/30 (Call 01/01/30)	293	283,829
3.55%, 05/01/28 (Call 02/01/28)	483	479,527
3.70%, 04/15/24 (Call 03/15/24)	529	537,855
3.95%, 10/15/25 (Call 08/15/25)	536	547,481
4.15%, 10/15/28 (Call 07/15/28)	541	553,822
4.25%, 10/15/30 (Call 07/15/30)	90	91,891
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	155	152,185
3.63%, 05/15/30 (Call 02/15/30)	257	237,607
3.80%, 03/13/24 (Call 01/13/24)(a)	60	60,321
3.90%, 11/15/24 (Call 08/15/24)	155	155,146
3.95%, 06/15/25 (Call 03/15/25)	40	39,717
3.95%, 03/20/28 (Call 12/20/27)	292	282,484
4.13%, 05/15/29 (Call 02/15/29)	150	143,145
4.90%, 03/11/26 (Call 12/11/25)	95	97,696
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	45	42,864
3.45%, 03/01/32 (Call 12/01/31)	60	54,503
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	105	103,523
3.50%, 04/08/30 (Call 01/08/30)	80	74,643
4.03%, 01/25/24 (Call 12/25/23)	398	403,791
4.71%, 01/25/29 (Call 10/25/28)	485	492,595
Grupo Televisa SAB, 6.63%, 03/18/25	100	106,653
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	203	193,010
3.38%, 02/15/28 (Call 11/15/27)	285	270,117
3.70%, 06/01/28 (Call 03/01/28)	135	130,183
4.00%, 01/15/26 (Call 10/15/25)	230	230,996
4.20%, 06/01/29 (Call 03/01/29)(a)	125	122,220
4.20%, 05/19/32 (Call 02/19/32)	190	178,136
4.75%, 05/15/25 (Call 04/15/25)	155	159,256
4.95%, 01/15/31 (Call 10/15/30)	125	124,933
7.88%, 07/30/30	135	160,919
TCI Communications Inc.
7.13%, 02/15/28(a)	175	202,535
7.88%, 02/15/26	20	22,795
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	268	263,013
4.30%, 11/23/23 (Call 08/23/23)	160	162,376
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	303	285,217
2.95%, 06/15/27(a)	200	195,342
3.00%, 02/13/26	146	144,499
3.15%, 09/17/25	149	148,447

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	$383	$374,183
1.75%, 01/13/26	400	380,064
2.00%, 09/01/29 (Call 06/01/29)	616	544,618
2.20%, 01/13/28	211	197,196
2.65%, 01/13/31	170	154,029
3.35%, 03/24/25	360	362,797
3.38%, 11/15/26 (Call 08/15/26)	205	204,362
3.70%, 09/15/24 (Call 06/15/24)	81	82,209
3.70%, 10/15/25 (Call 07/15/25)	192	193,763
3.70%, 03/23/27	60	60,436
3.80%, 03/22/30	360	358,229
		16,329,200
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	305	306,361
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	165	164,381
4.13%, 04/01/32 (Call 01/01/32)	100	94,345
4.50%, 12/15/28 (Call 09/15/28)	100	99,423
		664,510
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)(a)	200	173,338
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	65	65,929
6.42%, 03/01/26	50	54,669
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	110	105,644
4.25%, 03/01/30 (Call 03/01/25)	120	113,672
4.38%, 08/01/28 (Call 08/01/23)	110	106,157
4.55%, 11/14/24 (Call 08/14/24)	110	111,703
4.63%, 08/01/30 (Call 08/01/25)(a)	218	210,928
5.00%, 09/01/27 (Call 09/01/22)(a)	110	111,524
5.25%, 09/01/29 (Call 09/01/24)	110	110,022
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	134	135,466
5.95%, 03/15/24 (Call 12/15/23)	225	233,201
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	264	227,088
2.80%, 10/01/29 (Call 07/01/29)	96	87,785
Rio Tinto Alcan Inc., 7.25%, 03/15/31	25	30,718
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	145	169,756
Southern Copper Corp., 3.88%, 04/23/25	140	139,721
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	35	29,431
		2,216,752
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	135	124,205
3.25%, 02/15/29 (Call 08/15/23)	235	207,839
3.28%, 12/01/28 (Call 10/01/28)(a)	135	121,472
3.57%, 12/01/31 (Call 09/01/31)	110	98,072
4.13%, 05/01/25 (Call 07/01/22)	35	34,644
4.25%, 04/01/28 (Call 10/01/22)	125	119,427
5.50%, 12/01/24 (Call 06/01/24)	145	148,099
		853,758
Oil & Gas — 1.1%
BP Capital Markets America Inc.
1.70%, 08/10/30 (Call 05/10/30)	345	293,253
2.72%, 01/12/32 (Call 10/12/31)	100	90,198
Security	Par (000)	Value

Oil & Gas (continued)
3.02%, 01/16/27 (Call 10/16/26)	$205	$199,553
3.12%, 05/04/26 (Call 02/04/26)	255	251,336
3.19%, 04/06/25 (Call 03/06/25)	355	354,397
3.41%, 02/11/26 (Call 12/11/25)	128	127,846
3.54%, 04/06/27 (Call 02/06/27)	30	29,951
3.59%, 04/14/27 (Call 01/14/27)	228	226,860
3.63%, 04/06/30 (Call 01/06/30)(a)	310	303,468
3.79%, 02/06/24 (Call 01/06/24)	45	45,663
3.80%, 09/21/25 (Call 07/21/25)	368	374,160
3.94%, 09/21/28 (Call 06/21/28)	325	326,004
4.23%, 11/06/28 (Call 08/06/28)	41	41,808
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	180	176,600
3.51%, 03/17/25	260	262,405
3.54%, 11/04/24	178	180,038
3.72%, 11/28/28 (Call 08/28/28)	173	171,433
3.81%, 02/10/24	274	278,787
3.99%, 09/26/23	142	144,445
Burlington Resources LLC, 7.20%, 08/15/31	25	30,712
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	35	33,290
2.95%, 07/15/30 (Call 04/15/30)	65	58,553
3.80%, 04/15/24 (Call 01/15/24)	186	187,163
3.85%, 06/01/27 (Call 03/01/27)	368	363,058
3.90%, 02/01/25 (Call 11/01/24)	281	282,161
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	155	133,742
4.40%, 04/15/29 (Call 01/15/29)	170	169,274
5.38%, 07/15/25 (Call 04/15/25)	239	249,788
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	400	384,680
2.00%, 05/11/27 (Call 03/11/27)	155	145,706
2.24%, 05/11/30 (Call 02/11/30)(a)	348	315,486
2.90%, 03/03/24 (Call 01/03/24)	339	340,776
2.95%, 05/16/26 (Call 02/16/26)	280	278,597
3.33%, 11/17/25 (Call 08/17/25)	164	165,035
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	55	51,161
1.02%, 08/12/27 (Call 06/12/27)	290	257,755
3.25%, 10/15/29 (Call 07/15/29)	160	155,566
3.85%, 01/15/28 (Call 10/15/27)	237	241,335
3.90%, 11/15/24 (Call 08/15/24)	30	30,689
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	250	232,823
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	571,329
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	401,484
4.38%, 05/02/28	200	205,604
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	50	49,280
3.35%, 11/15/24 (Call 08/15/24)(a)	35	35,152
6.95%, 04/15/29	382	453,426
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	270	271,839
4.38%, 01/15/28 (Call 10/15/27)	210	206,438
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(c)	235	231,691
4.38%, 06/01/24 (Call 03/01/24)(c)	168	169,992
4.38%, 03/15/29 (Call 12/15/28)(c)	128	128,256

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	$115	$113,490
5.25%, 10/15/27 (Call 10/15/22)(a)	70	71,079
5.85%, 12/15/25 (Call 09/15/25)	203	215,801
5.88%, 06/15/28 (Call 06/15/23)	10	10,399
7.88%, 09/30/31	20	24,582
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	10	9,103
3.25%, 12/01/26 (Call 10/01/26)	151	150,160
3.50%, 12/01/29 (Call 09/01/29)	362	343,647
Eni USA Inc., 7.30%, 11/15/27	94	106,917
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	40	39,864
4.15%, 01/15/26 (Call 10/15/25)	195	199,651
4.38%, 04/15/30 (Call 01/15/30)	176	182,121
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	210	202,331
5.00%, 01/15/29 (Call 07/15/28)	110	109,049
6.63%, 02/01/25 (Call 01/01/25)	210	218,982
7.50%, 02/01/30 (Call 11/01/29)	110	122,157
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	385	363,821
2.38%, 05/22/30 (Call 02/22/30)	218	196,909
2.65%, 01/15/24	392	392,870
2.88%, 04/06/25 (Call 03/06/25)	60	59,737
3.00%, 04/06/27 (Call 02/06/27)	218	213,795
3.13%, 04/06/30 (Call 01/06/30)	360	344,794
3.25%, 11/10/24	195	195,995
3.63%, 09/10/28 (Call 06/10/28)	260	259,147
3.70%, 03/01/24	100	101,384
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	100	98,506
2.28%, 08/16/26 (Call 06/16/26)	165	159,194
2.44%, 08/16/29 (Call 05/16/29)(a)	248	229,241
2.61%, 10/15/30 (Call 07/15/30)	250	232,575
2.71%, 03/06/25 (Call 12/06/24)	365	362,686
2.99%, 03/19/25 (Call 02/19/25)	505	505,040
3.04%, 03/01/26 (Call 12/01/25)	570	568,387
3.18%, 03/15/24 (Call 12/15/23)	241	243,405
3.29%, 03/19/27 (Call 01/19/27)(a)	262	262,883
3.48%, 03/19/30 (Call 12/19/29)	396	391,335
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(c)	10	8,747
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	75	74,758
4.30%, 04/01/27 (Call 01/01/27)	317	317,057
7.30%, 08/15/31	65	76,230
7.88%, 10/01/29	65	77,106
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(c)	280	286,826
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	387	389,361
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	257	257,483
3.80%, 04/01/28 (Call 01/01/28)	160	155,626
4.70%, 05/01/25 (Call 04/01/25)	201	206,821
5.13%, 12/15/26 (Call 09/15/26)	192	200,175
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	100	103,628
5.63%, 07/01/24	200	210,572
Ovintiv Inc.
7.20%, 11/01/31	25	28,372
7.38%, 11/01/31	100	114,915
Security	Par (000)	Value

Oil & Gas (continued)
8.13%, 09/15/30	$110	$130,165
Phillips 66
0.90%, 02/15/24 (Call 07/01/22)	40	38,654
1.30%, 02/15/26 (Call 01/15/26)	220	202,099
2.15%, 12/15/30 (Call 09/15/30)	180	152,536
3.85%, 04/09/25 (Call 03/09/25)	80	80,736
3.90%, 03/15/28 (Call 12/15/27)(a)	190	188,699
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	215	180,641
2.15%, 01/15/31 (Call 10/15/30)	200	170,398
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	245	241,114
2.38%, 11/07/29 (Call 08/07/29)	323	293,701
2.50%, 09/12/26	142	138,085
2.75%, 04/06/30 (Call 01/06/30)	400	370,452
2.88%, 05/10/26	450	443,353
3.25%, 05/11/25	383	385,612
3.50%, 11/13/23 (Call 10/13/23)	247	250,194
3.88%, 11/13/28 (Call 08/13/28)	377	381,777
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)	160	158,301
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	306	306,636
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	182	179,044
2.83%, 01/10/30 (Call 10/10/29)	285	266,626
3.45%, 02/19/29 (Call 11/19/28)	265	258,910
3.70%, 01/15/24	205	207,925
3.75%, 04/10/24	239	243,378
TotalEnergies Capital SA, 3.88%, 10/11/28	172	173,756
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	25	22,678
2.80%, 12/01/31 (Call 09/01/31)	155	135,482
2.85%, 04/15/25 (Call 03/15/25)	59	57,876
4.00%, 04/01/29 (Call 01/01/29)	430	420,011
4.35%, 06/01/28 (Call 03/01/28)(a)	30	29,989
7.50%, 04/15/32	140	167,671
		26,795,259
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	75	70,100
3.14%, 11/07/29 (Call 08/07/29)	120	111,760
3.34%, 12/15/27 (Call 09/15/27)	409	396,738
4.49%, 05/01/30 (Call 02/01/30)	70	71,161
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	45	41,287
3.50%, 08/01/23 (Call 05/01/23)	431	433,509
3.80%, 11/15/25 (Call 08/15/25)	181	183,190
HF Sinclair Corp., 4.50%, 10/01/30	85	77,643
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	147	137,148
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	115	108,520
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	245	223,183
3.65%, 12/01/23 (Call 09/01/23)	432	438,035
		2,292,274
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	65	63,795
4.50%, 05/15/28 (Call 02/15/28)	15	15,225

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	$212	$182,127
2.69%, 05/25/31 (Call 02/25/31)	125	106,719
4.00%, 05/17/25	80	80,318
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	9,193
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	20	19,006
1.57%, 01/15/26 (Call 12/15/25)	177	161,171
1.65%, 01/15/27 (Call 12/15/26)	155	138,550
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	185	170,612
3.40%, 12/15/27 (Call 09/15/27)	45	44,054
3.65%, 09/15/24 (Call 06/15/24)	106	106,596
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	125	119,176
2.25%, 02/01/27 (Call 01/01/27)	185	171,153
3.13%, 05/01/30 (Call 02/01/30)	45	40,625
WestRock MWV LLC, 8.20%, 01/15/30	29	35,418
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	215	212,740
3.38%, 09/15/27 (Call 06/15/27)	105	101,406
3.75%, 03/15/25 (Call 01/15/25)	148	148,555
3.90%, 06/01/28 (Call 03/01/28)	190	187,652
4.00%, 03/15/28 (Call 12/15/27)	130	129,191
4.65%, 03/15/26 (Call 01/15/26)	247	253,842
4.90%, 03/15/29 (Call 12/15/28)	142	146,540
		2,643,664
Pharmaceuticals — 1.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	637	627,980
2.95%, 11/21/26 (Call 09/21/26)	635	617,176
3.20%, 05/14/26 (Call 02/14/26)	425	419,441
3.20%, 11/21/29 (Call 08/21/29)	926	872,218
3.60%, 05/14/25 (Call 02/14/25)	845	850,721
3.75%, 11/14/23 (Call 10/14/23)	175	177,630
3.80%, 03/15/25 (Call 12/15/24)	580	586,780
3.85%, 06/15/24 (Call 03/15/24)	230	232,985
4.25%, 11/14/28 (Call 08/14/28)	418	424,960
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	230	204,348
2.80%, 05/15/30 (Call 02/15/30)	10	9,022
3.25%, 03/01/25 (Call 12/01/24)	197	195,505
3.40%, 05/15/24 (Call 02/15/24)	201	201,571
3.45%, 12/15/27 (Call 09/15/27)	245	241,457
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 07/01/22)	10	9,583
1.20%, 05/28/26 (Call 04/28/26)	525	483,126
1.75%, 05/28/28 (Call 03/28/28)	315	284,886
2.25%, 05/28/31 (Call 02/28/31)(a)	110	97,832
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	180	163,287
1.38%, 08/06/30 (Call 05/06/30)	227	189,983
3.13%, 06/12/27 (Call 03/12/27)	115	113,046
3.38%, 11/16/25	407	409,267
3.50%, 08/17/23 (Call 07/17/23)	243	245,651
4.00%, 01/17/29 (Call 10/17/28)(a)	218	221,451
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	255	211,729
2.82%, 05/20/30 (Call 02/20/30)	158	142,386
3.36%, 06/06/24 (Call 04/06/24)	198	198,586
Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 06/06/27 (Call 03/06/27)	$289	$287,546
3.73%, 12/15/24 (Call 09/15/24)	106	107,002
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 07/01/22)	15	14,605
0.75%, 11/13/25 (Call 10/13/25)	170	157,015
1.13%, 11/13/27 (Call 09/13/27)	10	8,983
1.45%, 11/13/30 (Call 08/13/30)	75	62,888
2.90%, 07/26/24 (Call 06/26/24)	614	616,008
2.95%, 03/15/32 (Call 12/15/31)(a)	330	311,025
3.20%, 06/15/26 (Call 04/15/26)	309	309,930
3.25%, 11/01/23	220	222,506
3.25%, 02/27/27(a)	20	19,952
3.40%, 07/26/29 (Call 04/26/29)	445	439,464
3.90%, 02/20/28 (Call 11/20/27)	460	467,866
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	145	144,207
3.41%, 06/15/27 (Call 03/15/27)	325	319,000
3.50%, 11/15/24 (Call 08/15/24)	95	95,347
3.75%, 09/15/25 (Call 06/15/25)	150	150,747
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	5	4,582
2.38%, 03/15/31 (Call 12/15/30)	215	187,947
2.40%, 03/15/30 (Call 12/15/29)	459	405,770
3.00%, 07/15/23 (Call 05/16/23)	216	216,672
3.05%, 10/15/27 (Call 07/15/27)	250	240,540
3.25%, 04/15/25 (Call 01/15/25)	255	253,926
3.40%, 03/01/27 (Call 12/01/26)	285	280,514
3.50%, 06/15/24 (Call 03/17/24)	200	201,530
3.75%, 07/15/23 (Call 06/15/23)	158	159,627
4.13%, 11/15/25 (Call 09/15/25)	529	538,025
4.38%, 10/15/28 (Call 07/15/28)	560	568,344
4.50%, 02/25/26 (Call 11/27/25)	290	298,427
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	490	434,458
1.75%, 08/21/30 (Call 05/21/30)	490	407,660
1.88%, 02/28/31 (Call 11/28/30)	415	345,014
2.13%, 09/15/31 (Call 06/15/31)	90	75,759
2.88%, 06/01/26 (Call 03/01/26)	360	349,448
3.00%, 08/15/26 (Call 06/15/26)	110	107,389
3.25%, 08/15/29 (Call 05/15/29)	447	421,190
3.38%, 08/12/24 (Call 05/12/24)	135	135,513
3.63%, 04/01/27 (Call 02/01/27)	45	44,921
3.75%, 04/01/30 (Call 01/01/30)	478	461,299
3.88%, 07/20/25 (Call 04/20/25)	125	126,404
4.00%, 12/05/23 (Call 09/05/23)	20	20,289
4.10%, 03/25/25 (Call 01/25/25)	130	132,651
4.30%, 03/25/28 (Call 12/25/27)	525	531,568
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	35	34,864
3.10%, 05/15/27 (Call 02/15/27)	130	128,319
3.38%, 03/15/29 (Call 12/15/28)	290	287,602
5.50%, 03/15/27	140	152,445
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	118	119,948
3.88%, 05/15/28	410	418,409
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	25	24,369
3.00%, 06/01/24 (Call 05/01/24)	449	450,733
3.38%, 06/01/29 (Call 03/01/29)(a)	95	93,471

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	$120	$111,526
0.95%, 09/01/27 (Call 07/01/27)	105	94,328
1.30%, 09/01/30 (Call 06/01/30)(a)	145	124,597
2.45%, 03/01/26 (Call 12/01/25)	542	533,870
2.63%, 01/15/25 (Call 11/15/24)	85	85,076
2.90%, 01/15/28 (Call 10/15/27)	305	299,806
2.95%, 03/03/27 (Call 12/03/26)	295	294,094
3.38%, 12/05/23	354	358,984
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	10	9,147
1.30%, 08/15/26 (Call 07/15/26)	100	90,411
3.80%, 03/15/24 (Call 12/15/23)(a)	325	328,399
3.95%, 02/16/28 (Call 11/16/27)(a)	130	129,076
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	315	321,561
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	75	68,978
1.45%, 06/24/30 (Call 03/24/30)	90	76,555
1.70%, 06/10/27 (Call 05/10/27)	390	361,596
1.90%, 12/10/28 (Call 10/10/28)	315	287,330
2.15%, 12/10/31 (Call 09/10/31)	495	438,768
2.75%, 02/10/25 (Call 11/10/24)(a)	535	534,390
2.90%, 03/07/24 (Call 02/07/24)	192	192,797
3.40%, 03/07/29 (Call 12/07/28)	435	430,319
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	92	92,798
4.55%, 04/15/28 (Call 01/15/28)	160	157,254
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	70	68,200
2.00%, 02/14/27 (Call 12/14/26)	366	347,283
2.20%, 08/14/30 (Call 05/14/30)	120	108,176
3.00%, 11/20/25 (Call 08/20/25)	19	19,074
3.10%, 05/17/27 (Call 02/17/27)	338	336,496
3.40%, 05/06/24	601	609,462
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	360	339,084
1.70%, 05/28/30 (Call 02/28/30)	237	205,875
1.75%, 08/18/31 (Call 05/18/31)	200	171,260
2.63%, 04/01/30 (Call 01/01/30)	66	61,539
2.75%, 06/03/26	165	162,499
2.95%, 03/15/24 (Call 02/15/24)	95	95,567
3.00%, 06/15/23	265	266,293
3.00%, 12/15/26	433	430,190
3.20%, 09/15/23 (Call 08/15/23)	176	177,771
3.40%, 05/15/24	481	488,128
3.45%, 03/15/29 (Call 12/15/28)	157	155,394
3.60%, 09/15/28 (Call 06/15/28)	215	217,666
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	305	307,425
3.63%, 06/19/28 (Call 03/19/28)	300	303,672
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	191	190,452
3.20%, 09/23/26 (Call 06/23/26)	680	664,999
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	395	338,657
4.40%, 11/26/23 (Call 10/26/23)	290	295,072
5.00%, 11/26/28 (Call 08/26/28)	360	377,032
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	384	375,587
Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	$350	$323,032
2.30%, 06/22/27 (Call 04/22/27)	65	58,130
2.70%, 06/22/30 (Call 03/22/30)	265	222,823
Wyeth LLC, 6.45%, 02/01/24	35	36,995
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	55	47,578
3.00%, 09/12/27 (Call 06/12/27)	245	236,770
3.90%, 08/20/28 (Call 05/20/28)	148	147,851
4.50%, 11/13/25 (Call 08/13/25)	191	196,967
		34,630,984
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	85	75,647
4.45%, 07/15/27 (Call 04/15/27)	15	14,906
4.80%, 05/03/29 (Call 02/03/29)	190	188,231
4.95%, 12/15/24 (Call 09/15/24)	140	143,142
5.95%, 06/01/26 (Call 03/01/26)	90	94,763
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	275	260,213
5.13%, 06/30/27 (Call 01/01/27)	324	334,008
5.88%, 03/31/25 (Call 10/02/24)	429	446,675
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	257	263,823
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(c)	164	152,341
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	210	222,751
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	20	18,186
2.15%, 02/16/24	35	34,377
2.50%, 01/15/25 (Call 12/15/24)	30	29,136
2.50%, 02/14/25	40	38,928
3.13%, 11/15/29 (Call 08/15/29)	40	37,144
3.50%, 06/10/24 (Call 03/10/24)	390	391,810
3.70%, 07/15/27 (Call 04/15/27)	270	265,261
4.25%, 12/01/26 (Call 09/01/26)	326	329,521
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	230	224,324
3.75%, 05/15/30 (Call 02/15/30)	45	42,104
3.90%, 05/15/24 (Call 02/15/24)	185	185,107
3.90%, 07/15/26 (Call 04/15/26)	40	39,342
4.00%, 10/01/27 (Call 07/01/27)	135	131,498
4.05%, 03/15/25 (Call 12/15/24)	181	181,713
4.15%, 09/15/29 (Call 06/15/29)	195	185,367
4.20%, 04/15/27 (Call 01/15/27)	147	145,361
4.25%, 04/01/24 (Call 01/01/24)	287	289,075
4.40%, 03/15/27 (Call 12/15/26)	157	155,904
4.50%, 04/15/24 (Call 03/15/24)	312	316,405
4.75%, 01/15/26 (Call 10/15/25)	215	218,683
4.90%, 02/01/24 (Call 11/01/23)(a)	140	141,988
4.95%, 05/15/28 (Call 02/15/28)	216	217,380
4.95%, 06/15/28 (Call 03/15/28)	184	187,014
5.25%, 04/15/29 (Call 01/15/29)	251	258,256
5.50%, 06/01/27 (Call 03/01/27)	233	242,220
5.95%, 12/01/25 (Call 09/01/25)	94	99,276
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	147	148,804
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	245	224,082
3.13%, 07/31/29 (Call 04/30/29)	260	244,210

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.70%, 02/15/26 (Call 11/15/25)	$175	$175,448
3.75%, 02/15/25 (Call 11/15/24)	354	355,193
3.90%, 02/15/24 (Call 11/15/23)	325	328,871
3.95%, 02/15/27 (Call 11/15/26)	210	210,582
4.15%, 10/16/28 (Call 07/16/28)	120	120,834
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	200	172,282
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	100	87,000
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	204	204,981
4.15%, 02/01/24 (Call 11/01/23)	90	91,153
4.25%, 09/01/24 (Call 06/01/24)	135	136,986
4.30%, 05/01/24 (Call 02/01/24)	195	197,987
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	114,229
2.00%, 02/15/31 (Call 11/15/30)(a)	257	213,413
4.30%, 06/01/25 (Call 03/01/25)	294	297,881
4.30%, 03/01/28 (Call 12/01/27)	460	461,716
7.75%, 01/15/32	25	30,223
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	125	114,842
5.00%, 03/01/26 (Call 12/01/25)	135	140,355
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	361	331,261
2.65%, 08/15/30 (Call 05/15/30)	350	304,381
4.00%, 02/15/25 (Call 11/15/24)	60	60,107
4.00%, 03/15/28 (Call 12/15/27)	255	249,767
4.13%, 03/01/27 (Call 12/01/26)	405	402,080
4.50%, 07/15/23 (Call 04/15/23)	165	167,102
4.80%, 02/15/29 (Call 11/15/28)	50	50,782
4.88%, 12/01/24 (Call 09/01/24)	339	347,000
4.88%, 06/01/25 (Call 03/01/25)	285	291,777
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	25	24,900
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	85	80,113
2.75%, 09/01/24 (Call 08/01/24)	115	112,739
3.10%, 03/15/30 (Call 12/15/29)	95	84,831
3.40%, 09/01/29 (Call 06/01/29)	201	183,788
4.00%, 07/13/27 (Call 04/13/27)	126	124,176
4.35%, 03/15/29 (Call 12/15/28)	130	126,662
4.55%, 07/15/28 (Call 04/15/28)	165	165,271
5.85%, 01/15/26 (Call 12/15/25)	120	126,594
6.35%, 01/15/31 (Call 10/15/30)	45	49,162
7.50%, 09/01/23 (Call 06/01/23)	135	140,671
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	122	124,951
5.00%, 09/15/23 (Call 06/15/23)	115	116,992
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	65	60,145
3.60%, 11/01/24 (Call 08/01/24)	150	149,595
3.80%, 09/15/30 (Call 06/15/30)	65	60,192
3.85%, 10/15/23 (Call 07/15/23)	240	241,013
4.50%, 12/15/26 (Call 09/15/26)	281	283,523
4.65%, 10/15/25 (Call 07/15/25)	252	255,163
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	129	127,688
4.50%, 05/15/30 (Call 11/15/29)	367	366,853
5.00%, 03/15/27 (Call 09/15/26)	369	380,384
5.63%, 03/01/25 (Call 12/01/24)(a)	495	513,973
Security	Par (000)	Value

Pipelines (continued)
5.75%, 05/15/24 (Call 02/15/24)	$490	$506,219
5.88%, 06/30/26 (Call 12/31/25)	285	301,279
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	206	201,122
3.50%, 03/15/25 (Call 12/15/24)	155	154,068
4.75%, 03/15/24 (Call 12/15/23)	35	35,753
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	235	214,386
4.88%, 02/01/31 (Call 02/01/26)	205	196,039
5.00%, 01/15/28 (Call 01/15/23)	120	117,610
5.50%, 03/01/30 (Call 03/01/25)	215	213,319
6.50%, 07/15/27 (Call 07/15/22)	100	103,826
6.88%, 01/15/29 (Call 01/15/24)	110	115,604
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	120	119,627
4.38%, 03/13/25 (Call 12/13/24)	115	116,579
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	10	11,144
7.00%, 10/15/28	90	101,978
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	30	28,424
2.50%, 10/12/31 (Call 07/12/31)(a)	220	190,142
3.75%, 10/16/23 (Call 07/16/23)	321	323,671
4.10%, 04/15/30 (Call 01/15/30)	260	257,091
4.25%, 05/15/28 (Call 02/15/28)	285	287,049
4.88%, 01/15/26 (Call 10/15/25)	110	113,807
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	70	64,938
4.00%, 03/15/28 (Call 12/15/27)	340	337,664
7.85%, 02/01/26 (Call 11/01/25)	205	230,449
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	25	25,197
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	255	221,121
3.50%, 11/15/30 (Call 08/15/30)	170	158,873
3.75%, 06/15/27 (Call 03/15/27)	484	475,762
3.90%, 01/15/25 (Call 10/15/24)	388	389,765
4.00%, 09/15/25 (Call 06/15/25)	80	80,376
4.30%, 03/04/24 (Call 12/04/23)(a)	180	182,642
4.50%, 11/15/23 (Call 08/15/23)	35	35,560
4.55%, 06/24/24 (Call 03/24/24)	153	155,547
8.75%, 03/15/32	25	32,314
		22,875,533
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	5	5,043
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	165	138,709
4.88%, 03/01/26 (Call 12/01/25)	75	76,931
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	90	73,356
		294,039
Real Estate Investment Trusts — 1.7%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	126	110,452
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	100	90,216
3.38%, 08/15/31 (Call 05/15/31)	75	69,345
3.45%, 04/30/25 (Call 02/28/25)(a)	265	264,298
3.80%, 04/15/26 (Call 02/15/26)	184	182,946

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 01/15/27 (Call 10/15/26)	$110	$110,483
3.95%, 01/15/28 (Call 10/15/27)	100	99,370
4.50%, 07/30/29 (Call 04/30/29)	55	55,079
4.70%, 07/01/30 (Call 04/01/30)	125	126,929
4.90%, 12/15/30 (Call 09/15/30)	90	92,937
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	70	61,708
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	135	126,810
2.85%, 02/01/30 (Call 11/01/29)	105	101,017
3.30%, 07/15/26 (Call 05/15/26)	125	123,325
3.63%, 11/15/27 (Call 08/15/27)	75	74,659
3.88%, 01/30/31 (Call 10/30/30)	135	135,563
4.13%, 07/01/24 (Call 04/01/24)	10	10,138
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	15	12,366
4.25%, 02/15/28 (Call 11/15/27)	245	240,227
4.90%, 02/15/29 (Call 11/15/28)	60	60,780
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	90	82,917
1.45%, 09/15/26 (Call 08/15/26)	140	125,513
1.50%, 01/31/28 (Call 11/30/27)	185	158,501
1.60%, 04/15/26 (Call 03/15/26)	5	4,566
1.88%, 10/15/30 (Call 07/15/30)	365	293,712
2.10%, 06/15/30 (Call 03/15/30)	70	57,900
2.30%, 09/15/31 (Call 06/15/31)	225	184,158
2.40%, 03/15/25 (Call 02/15/25)	290	279,566
2.70%, 04/15/31 (Call 01/15/31)	30	25,499
2.75%, 01/15/27 (Call 11/15/26)	140	130,995
2.90%, 01/15/30 (Call 10/15/29)	43	38,037
2.95%, 01/15/25 (Call 12/15/24)	177	174,088
3.13%, 01/15/27 (Call 10/15/26)	208	197,533
3.38%, 05/15/24 (Call 04/15/24)	212	211,896
3.38%, 10/15/26 (Call 07/15/26)	221	214,171
3.55%, 07/15/27 (Call 04/15/27)	210	201,999
3.60%, 01/15/28 (Call 10/15/27)	135	128,582
3.65%, 03/15/27 (Call 02/15/27)	35	34,113
3.80%, 08/15/29 (Call 05/15/29)	179	169,239
3.95%, 03/15/29 (Call 12/15/28)	169	161,868
4.00%, 06/01/25 (Call 03/01/25)	190	191,206
4.05%, 03/15/32 (Call 12/15/31)	40	37,894
4.40%, 02/15/26 (Call 11/15/25)	186	188,684
5.00%, 02/15/24	35	35,974
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	205	182,969
2.05%, 01/15/32 (Call 10/15/31)(a)	230	198,177
2.30%, 03/01/30 (Call 12/01/29)	240	213,168
2.45%, 01/15/31 (Call 10/17/30)	120	107,052
2.95%, 05/11/26 (Call 02/11/26)	20	19,427
3.30%, 06/01/29 (Call 03/01/29)	30	28,527
3.35%, 05/15/27 (Call 02/15/27)	70	68,372
3.45%, 06/01/25 (Call 03/03/25)	101	100,760
4.20%, 12/15/23 (Call 09/16/23)	20	20,273
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	160	133,139
2.75%, 10/01/26 (Call 07/01/26)	352	334,414
2.90%, 03/15/30 (Call 12/15/29)	187	166,286
3.13%, 09/01/23 (Call 06/01/23)	176	176,063
3.20%, 01/15/25 (Call 10/15/24)	155	153,540
3.25%, 01/30/31 (Call 10/30/30)	40	35,860
3.40%, 06/21/29 (Call 03/21/29)	210	195,260
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.65%, 02/01/26 (Call 11/03/25)	$300	$297,318
3.80%, 02/01/24 (Call 11/01/23)	229	230,736
4.50%, 12/01/28 (Call 09/01/28)	50	50,376
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	190	183,855
4.10%, 10/01/24 (Call 07/01/24)	70	70,232
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	115	95,074
3.65%, 06/15/24 (Call 04/15/24)	295	293,513
3.85%, 02/01/25 (Call 11/01/24)	65	64,954
3.90%, 03/15/27 (Call 12/15/26)	175	170,404
4.05%, 07/01/30 (Call 04/01/30)	55	51,717
4.13%, 06/15/26 (Call 03/15/26)	195	194,013
4.13%, 05/15/29 (Call 02/15/29)	160	154,379
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	120	100,730
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	215	195,788
3.15%, 07/01/29 (Call 04/01/29)	20	18,801
4.10%, 10/15/28 (Call 07/15/28)	173	172,671
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	115	96,200
2.75%, 04/15/31 (Call 01/15/31)	5	4,202
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	288	256,458
1.35%, 07/15/25 (Call 06/15/25)	145	134,263
2.10%, 04/01/31 (Call 01/01/31)	395	325,219
2.25%, 01/15/31 (Call 10/15/30)	85	71,335
2.50%, 07/15/31 (Call 04/15/31)	5	4,233
2.90%, 03/15/27 (Call 02/15/27)	145	137,231
3.10%, 11/15/29 (Call 08/15/29)	80	72,734
3.20%, 09/01/24 (Call 07/01/24)	287	284,965
3.30%, 07/01/30 (Call 04/01/30)	140	127,719
3.65%, 09/01/27 (Call 06/01/27)	213	207,560
3.70%, 06/15/26 (Call 03/15/26)	263	260,670
3.80%, 02/15/28 (Call 11/15/27)	224	218,095
4.00%, 03/01/27 (Call 12/01/26)	234	232,898
4.30%, 02/15/29 (Call 11/15/28)	50	49,382
4.45%, 02/15/26 (Call 11/15/25)	364	368,990
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	25	20,521
2.25%, 12/15/28 (Call 10/15/28)	100	87,903
3.00%, 02/15/30 (Call 11/15/29)	35	31,631
3.13%, 09/01/26 (Call 06/01/26)	175	169,321
4.00%, 11/15/25 (Call 08/15/25)(a)	140	141,028
4.38%, 02/15/29 (Call 11/15/28)	140	138,439
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	171	161,072
3.70%, 08/15/27 (Call 05/15/27)	251	244,100
4.45%, 07/15/28 (Call 04/15/28)	171	171,178
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	90	74,877
1.75%, 02/01/31 (Call 11/01/30)	130	106,856
2.25%, 01/15/32 (Call 10/15/31)	150	127,351
2.88%, 11/15/29 (Call 08/15/29)	75	68,914
3.38%, 12/15/27 (Call 09/15/27)	130	125,628
4.00%, 09/15/28 (Call 06/15/28)	100	99,896
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	100	88,390
4.50%, 04/01/25 (Call 01/01/25)	100	99,407

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 06/01/27 (Call 03/01/27)	$100	$95,710
4.75%, 12/15/26 (Call 09/15/26)	100	97,985
4.95%, 04/15/28 (Call 01/15/28)	100	95,815
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	380	346,754
1.25%, 07/15/25 (Call 06/15/25)	45	41,621
1.45%, 05/15/26 (Call 04/15/26)	280	254,400
1.55%, 03/15/28 (Call 01/15/28)	225	193,491
1.80%, 07/15/27 (Call 05/15/27)	205	181,694
2.00%, 05/15/28 (Call 03/15/28)	160	140,942
2.15%, 07/15/30 (Call 04/15/30)	50	42,066
2.50%, 05/15/31 (Call 02/15/31)	85	72,102
2.63%, 11/18/24 (Call 10/18/24)(a)	5	4,898
2.90%, 11/18/26 (Call 09/18/26)	206	195,000
3.20%, 11/18/29 (Call 08/18/29)(a)	318	291,867
3.90%, 04/15/32 (Call 01/15/32)	25	23,590
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	90	75,730
2.50%, 02/15/30 (Call 11/15/29)	20	17,968
2.85%, 11/01/26 (Call 08/01/26)	94	90,967
3.00%, 07/01/29 (Call 04/01/29)	178	166,791
3.25%, 08/01/27 (Call 05/01/27)	135	130,918
4.15%, 12/01/28 (Call 09/01/28)	204	205,893
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	114	91,387
2.55%, 06/15/31 (Call 03/15/31)	185	158,761
3.38%, 04/15/26 (Call 01/15/26)	135	132,674
3.50%, 04/01/25 (Call 01/01/25)	145	144,253
3.63%, 05/01/27 (Call 02/01/27)	30	29,662
3.88%, 05/01/24 (Call 02/01/24)	70	70,515
4.00%, 03/01/29 (Call 12/01/28)	35	34,282
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	10	8,216
2.55%, 06/01/31 (Call 03/01/31)	125	106,281
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	40	36,352
3.20%, 06/15/29 (Call 03/15/29)	115	106,271
3.25%, 07/15/27 (Call 04/15/27)	95	91,033
3.50%, 06/01/30 (Call 03/01/30)	100	92,674
3.95%, 01/15/24 (Call 10/15/23)	90	90,676
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	180	151,519
3.35%, 09/01/24 (Call 08/01/24)	10	9,860
4.00%, 01/15/30 (Call 10/15/29)	145	132,346
4.00%, 01/15/31 (Call 10/15/30)	45	40,748
5.25%, 06/01/25 (Call 03/01/25)	74	74,040
5.30%, 01/15/29 (Call 10/15/28)	180	179,143
5.38%, 11/01/23 (Call 08/01/23)	320	323,882
5.38%, 04/15/26 (Call 01/15/26)	275	277,981
5.75%, 06/01/28 (Call 03/03/28)	151	153,378
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	65	53,398
2.40%, 03/15/30 (Call 12/15/29)	20	17,245
3.63%, 01/15/28 (Call 10/15/27)	85	81,346
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	127	102,579
3.10%, 02/15/30 (Call 11/15/29)	95	85,022
3.50%, 08/01/26 (Call 05/01/26)	225	220,936
3.75%, 07/01/27 (Call 04/01/27)	220	216,247
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	$225	$200,596
2.88%, 01/15/31 (Call 10/15/30)	10	8,904
3.00%, 01/15/30 (Call 10/15/29)	340	310,767
3.25%, 07/15/26 (Call 05/15/26)	20	19,578
3.40%, 02/01/25 (Call 11/01/24)(a)	22	21,876
3.50%, 07/15/29 (Call 04/15/29)	65	61,755
4.00%, 06/01/25 (Call 03/01/25)	278	279,826
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	15	12,700
3.05%, 02/15/30 (Call 11/15/29)	30	26,650
3.88%, 03/01/27 (Call 12/01/26)	10	9,821
4.20%, 04/15/29 (Call 01/15/29)(a)	245	239,238
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	45	44,959
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	265	263,235
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	59,983
Series H, 3.38%, 12/15/29 (Call 09/15/29)	25	22,422
Series I, 3.50%, 09/15/30 (Call 06/15/30)	15	13,404
Series J, 2.90%, 12/15/31 (Call 09/15/31)	125	103,435
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	25	22,620
3.95%, 11/01/27 (Call 08/01/27)	35	33,928
4.65%, 04/01/29 (Call 01/01/29)	205	201,833
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	35	28,094
2.30%, 11/15/28 (Call 09/15/28)	180	157,131
4.15%, 04/15/32 (Call 01/15/32)	280	267,574
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	45	39,944
3.45%, 12/15/24 (Call 09/15/24)	215	212,691
4.25%, 08/15/29 (Call 05/15/29)	55	53,451
4.38%, 10/01/25 (Call 07/01/25)	70	70,808
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	100	88,677
2.25%, 12/01/31 (Call 09/01/31)	100	83,643
2.70%, 03/01/24 (Call 01/01/24)	195	193,056
2.70%, 10/01/30 (Call 07/01/30)	60	53,335
2.80%, 10/01/26 (Call 07/01/26)	166	158,430
3.13%, 06/01/23 (Call 03/01/23)	148	148,357
3.30%, 02/01/25 (Call 12/01/24)	160	158,557
3.80%, 04/01/27 (Call 01/01/27)	100	99,015
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	55	53,719
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)(a)	20	16,532
2.40%, 10/15/31 (Call 07/15/31)	105	86,576
3.88%, 12/15/27 (Call 09/15/27)	35	34,173
4.00%, 06/15/29 (Call 03/15/29)	210	200,317
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	230	224,135
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	55	44,415
2.70%, 09/15/30 (Call 06/15/30)	15	12,694
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	110	98,299
1.70%, 02/15/31 (Call 11/15/30)	90	72,981
3.60%, 06/01/27 (Call 03/01/27)	133	130,110
3.75%, 06/15/24 (Call 03/15/24)	46	46,458
3.95%, 03/15/29 (Call 12/15/28)	150	146,980
4.00%, 11/15/25 (Call 08/15/25)	10	10,075
4.30%, 10/15/23 (Call 07/15/23)	70	71,037

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	$115	$91,607
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	155	149,053
4.00%, 11/15/25 (Call 08/15/25)	55	55,530
4.30%, 10/15/28 (Call 07/15/28)	102	101,254
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	120	103,056
2.65%, 06/15/26 (Call 05/15/26)	45	40,089
3.45%, 10/15/31 (Call 07/15/31)	90	69,711
4.50%, 02/01/25 (Call 11/01/24)	170	167,224
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	5	4,178
3.63%, 10/01/29 (Call 07/01/29)	230	202,069
4.50%, 01/15/25 (Call 10/15/24)	105	105,237
4.50%, 04/01/27 (Call 01/01/27)	175	170,639
4.75%, 01/15/28 (Call 10/15/27)	224	217,287
4.95%, 04/01/24 (Call 01/01/24)	150	152,031
5.25%, 01/15/26 (Call 10/15/25)	25	25,337
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	125	103,272
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	130	109,097
3.95%, 01/15/28 (Call 10/15/27)	80	78,228
4.30%, 03/15/27 (Call 12/15/26)	135	135,520
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	15	12,909
3.40%, 06/01/23 (Call 03/01/23)	175	175,451
4.45%, 03/15/24 (Call 12/15/23)	105	106,578
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	235	191,311
1.63%, 03/15/31 (Call 12/15/30)	25	20,692
2.13%, 04/15/27 (Call 02/15/27)	161	150,715
2.25%, 04/15/30 (Call 01/15/30)	200	176,514
3.25%, 10/01/26 (Call 07/01/26)	47	46,632
3.88%, 09/15/28 (Call 06/15/28)	180	179,671
4.38%, 02/01/29 (Call 11/01/28)	55	56,136
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	50	45,408
1.85%, 05/01/28 (Call 03/01/28)	200	178,010
1.95%, 11/09/28 (Call 09/09/28)	195	173,156
2.25%, 11/09/31 (Call 08/09/31)(a)	145	124,741
2.30%, 05/01/31 (Call 02/01/31)	145	126,443
3.09%, 09/15/27 (Call 06/15/27)	95	92,125
3.39%, 05/01/29 (Call 02/01/29)	111	106,389
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	112	96,713
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	100	89,534
2.20%, 06/15/28 (Call 04/15/28)	50	44,970
3.00%, 01/15/27 (Call 10/15/26)	185	178,716
3.10%, 12/15/29 (Call 09/15/29)	125	116,410
3.25%, 01/15/31 (Call 10/15/30)	294	275,978
3.40%, 01/15/28 (Call 11/15/27)	15	14,531
3.65%, 01/15/28 (Call 10/15/27)	170	167,210
3.88%, 07/15/24 (Call 04/15/24)	125	126,426
3.88%, 04/15/25 (Call 02/15/25)(a)	105	105,797
3.95%, 08/15/27 (Call 05/15/27)	5	5,008
4.13%, 10/15/26 (Call 07/15/26)	10	10,143
4.60%, 02/06/24 (Call 11/06/23)	266	271,852
4.63%, 11/01/25 (Call 09/01/25)	155	160,270
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 06/01/26 (Call 03/01/26)	$120	$124,554
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	235	210,722
3.60%, 02/01/27 (Call 11/01/26)	186	183,281
3.70%, 06/15/30 (Call 03/15/30)	10	9,365
4.13%, 03/15/28 (Call 12/15/27)	10	9,886
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	110	90,220
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	120	98,942
3.90%, 10/15/29 (Call 07/15/29)	115	105,506
5.13%, 08/15/26 (Call 05/15/26)	125	125,142
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	100	83,897
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	200	179,392
1.75%, 02/01/28 (Call 11/01/27)	45	39,692
2.00%, 09/13/24 (Call 06/13/24)	273	266,052
2.20%, 02/01/31 (Call 11/01/30)	180	151,699
2.25%, 01/15/32 (Call 10/15/31)	120	99,755
2.45%, 09/13/29 (Call 06/13/29)	90	79,274
2.65%, 07/15/30 (Call 04/15/30)	55	48,527
2.65%, 02/01/32 (Call 12/01/31)	130	112,398
2.75%, 06/01/23 (Call 03/01/23)	168	168,156
3.25%, 11/30/26 (Call 08/30/26)	245	239,740
3.30%, 01/15/26 (Call 10/15/25)	236	233,050
3.38%, 10/01/24 (Call 07/01/24)	193	194,090
3.38%, 06/15/27 (Call 03/15/27)	155	151,176
3.38%, 12/01/27 (Call 09/01/27)	167	162,267
3.50%, 09/01/25 (Call 06/01/25)	335	334,910
3.75%, 02/01/24 (Call 11/01/23)	150	151,585
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	120	118,321
4.25%, 02/01/26 (Call 11/01/25)	35	34,896
4.70%, 06/01/27 (Call 03/01/27)	50	50,585
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	125	108,561
2.70%, 02/15/32 (Call 11/15/31)	25	20,657
3.20%, 01/15/27 (Call 11/15/26)	133	125,713
3.20%, 02/15/31 (Call 11/15/30)	15	13,171
3.40%, 01/15/30 (Call 10/15/29)	240	216,036
4.45%, 09/15/26 (Call 06/15/26)	191	191,875
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	100	83,011
2.75%, 11/18/30 (Call 08/18/30)	15	12,809
4.63%, 03/15/29 (Call 12/15/28)	185	184,097
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	75	65,853
2.70%, 07/15/31 (Call 04/15/31)	180	151,810
4.20%, 04/15/32 (Call 01/15/32)	60	56,504
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	30	24,395
3.13%, 09/01/26 (Call 06/01/26)	207	196,623
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(a)	59	56,446
3.00%, 08/15/31 (Call 05/15/31)	5	4,446
3.20%, 01/15/30 (Call 10/15/29)	35	32,202
3.50%, 07/01/27 (Call 04/01/27)	120	117,376
3.50%, 01/15/28 (Call 10/15/27)	130	125,091
4.40%, 01/26/29 (Call 10/26/28)	105	105,610

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	$105	$89,190
2.65%, 01/15/25 (Call 12/15/24)	20	19,444
3.00%, 01/15/30 (Call 10/15/29)	110	98,981
3.25%, 10/15/26 (Call 07/15/26)	85	82,309
3.50%, 04/15/24 (Call 03/15/24)	271	272,317
3.50%, 02/01/25 (Call 11/01/24)	197	195,457
3.75%, 05/01/24 (Call 02/01/24)	77	77,285
3.85%, 04/01/27 (Call 01/01/27)	85	84,175
4.00%, 03/01/28 (Call 12/01/27)	10	9,830
4.13%, 01/15/26 (Call 10/15/25)	195	195,827
4.40%, 01/15/29 (Call 10/15/28)	131	129,800
4.75%, 11/15/30 (Call 08/15/30)	75	75,967
VICI Properties LP
4.38%, 05/15/25	25	24,943
4.75%, 02/15/28 (Call 01/15/28)	110	108,944
4.95%, 02/15/30 (Call 12/15/29)	105	103,204
5.13%, 05/15/32 (Call 02/15/32)	290	287,555
Vornado Realty LP
3.40%, 06/01/31 (Call 03/01/31)	10	8,743
3.50%, 01/15/25 (Call 11/15/24)	190	187,541
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	60	51,728
2.70%, 02/15/27 (Call 12/15/26)	105	99,773
2.75%, 01/15/31 (Call 10/15/30)	50	43,698
2.75%, 01/15/32 (Call 10/15/31)	195	168,445
2.80%, 06/01/31 (Call 03/01/31)	190	167,386
3.10%, 01/15/30 (Call 10/15/29)	5	4,591
3.63%, 03/15/24 (Call 02/15/24)	184	184,808
4.00%, 06/01/25 (Call 03/01/25)	356	358,403
4.13%, 03/15/29 (Call 12/15/28)	50	49,432
4.25%, 04/01/26 (Call 01/01/26)	150	151,149
4.25%, 04/15/28 (Call 01/15/28)(a)	145	144,917
4.50%, 01/15/24 (Call 10/15/23)	139	141,031
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	60	58,515
4.00%, 04/15/30 (Call 01/15/30)	402	390,921
7.38%, 03/15/32	10	12,125
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	25	21,041
2.45%, 02/01/32 (Call 11/01/31)	70	58,419
3.85%, 07/15/29 (Call 04/15/29)	10	9,552
4.00%, 02/01/25 (Call 11/01/24)	145	145,750
4.25%, 10/01/26 (Call 07/01/26)	110	111,207
4.60%, 04/01/24 (Call 01/01/24)	140	142,517
		41,884,620
Retail — 0.8%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	35	30,601
3.50%, 03/15/32 (Call 12/15/31)	125	111,755
3.90%, 04/15/30 (Call 01/15/30)	95	89,329
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	50	43,047
2.40%, 08/01/31 (Call 05/01/31)	150	120,908
3.50%, 11/15/24 (Call 09/15/24)	128	127,238
3.80%, 11/15/27 (Call 08/15/27)	175	169,194
3.85%, 03/01/32 (Call 12/01/31)	60	53,839
4.50%, 10/01/25 (Call 07/01/25)	75	76,252
4.75%, 06/01/30 (Call 03/01/30)(a)	80	78,263
Security	Par (000)	Value

Retail (continued)
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	$30	$24,188
3.13%, 04/18/24 (Call 03/18/24)	100	99,770
3.13%, 04/21/26 (Call 01/21/26)(a)	160	156,520
3.25%, 04/15/25 (Call 01/15/25)	210	208,410
3.63%, 04/15/25 (Call 03/15/25)	292	292,806
3.75%, 06/01/27 (Call 03/01/27)	215	214,011
3.75%, 04/18/29 (Call 01/18/29)	239	229,842
4.00%, 04/15/30 (Call 01/15/30)	100	97,507
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	155	127,233
4.45%, 10/01/28 (Call 07/01/28)	130	131,342
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	465	424,513
1.60%, 04/20/30 (Call 01/20/30)	5	4,300
2.75%, 05/18/24 (Call 03/18/24)	225	225,846
3.00%, 05/18/27 (Call 02/18/27)(a)	390	385,862
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	244	241,970
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	110	91,412
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	234	219,284
3.88%, 04/15/27 (Call 01/15/27)	233	233,361
4.13%, 05/01/28 (Call 02/01/28)	145	145,551
4.15%, 11/01/25 (Call 08/01/25)	91	92,765
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	100	84,828
4.00%, 05/15/25 (Call 03/15/25)	291	293,843
4.20%, 05/15/28 (Call 02/15/28)	395	394,419
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	25	20,113
2.75%, 02/01/32 (Call 11/01/31)	5	4,294
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	140	121,276
1.38%, 03/15/31 (Call 12/15/30)	250	206,715
1.50%, 09/15/28 (Call 07/15/28)	110	97,904
1.88%, 09/15/31 (Call 06/15/31)	100	85,636
2.13%, 09/15/26 (Call 06/15/26)	208	199,545
2.50%, 04/15/27 (Call 02/15/27)(a)	143	137,882
2.70%, 04/15/25 (Call 03/15/25)	70	69,767
2.70%, 04/15/30 (Call 01/15/30)	307	285,568
2.80%, 09/14/27 (Call 06/14/27)	238	232,186
2.88%, 04/15/27 (Call 03/15/27)	95	93,295
2.95%, 06/15/29 (Call 03/15/29)	268	256,063
3.00%, 04/01/26 (Call 01/01/26)	156	155,952
3.25%, 04/15/32 (Call 01/15/32)	400	382,852
3.35%, 09/15/25 (Call 06/15/25)	241	243,680
3.75%, 02/15/24 (Call 11/15/23)	164	167,060
3.90%, 12/06/28 (Call 09/06/28)	237	242,683
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	240	207,809
1.70%, 09/15/28 (Call 07/15/28)	230	201,862
1.70%, 10/15/30 (Call 07/15/30)	145	120,557
2.50%, 04/15/26 (Call 01/15/26)	283	273,285
2.63%, 04/01/31 (Call 01/01/31)	300	265,227
3.10%, 05/03/27 (Call 02/03/27)	339	330,427
3.13%, 09/15/24 (Call 06/15/24)	5	4,989
3.35%, 04/01/27 (Call 03/01/27)	145	142,766
3.38%, 09/15/25 (Call 06/15/25)	366	365,978

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.65%, 04/05/29 (Call 01/05/29)	$35	$33,961
3.75%, 04/01/32 (Call 01/01/32)	495	472,339
3.88%, 09/15/23 (Call 06/15/23)	45	45,552
4.00%, 04/15/25 (Call 03/15/25)	85	86,642
4.50%, 04/15/30 (Call 01/15/30)	308	313,137
6.50%, 03/15/29	25	28,299
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	130	122,858
2.13%, 03/01/30 (Call 12/01/29)	22	19,308
2.63%, 09/01/29 (Call 06/01/29)	314	287,759
3.25%, 06/10/24	223	224,931
3.30%, 07/01/25 (Call 06/01/25)	129	129,671
3.38%, 05/26/25 (Call 02/26/25)	90	90,269
3.50%, 03/01/27 (Call 12/01/26)	266	265,508
3.50%, 07/01/27 (Call 05/01/27)	51	50,791
3.60%, 07/01/30 (Call 04/01/30)	237	230,769
3.70%, 01/30/26 (Call 10/30/25)	501	506,526
3.80%, 04/01/28 (Call 01/01/28)	195	195,606
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	70	56,709
3.55%, 03/15/26 (Call 12/15/25)	272	270,373
3.60%, 09/01/27 (Call 06/01/27)	272	269,367
3.85%, 06/15/23 (Call 03/15/23)	385	387,456
3.90%, 06/01/29 (Call 03/01/29)	119	115,604
4.20%, 04/01/30 (Call 01/01/30)	15	14,736
4.35%, 06/01/28 (Call 03/01/28)	110	111,374
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	15	13,467
1.88%, 04/15/31 (Call 01/15/31)	35	28,483
4.60%, 04/15/25 (Call 03/15/25)	145	148,481
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	55,516
2.25%, 03/12/30 (Call 12/12/29)	337	292,044
2.45%, 06/15/26 (Call 03/15/26)	235	225,814
2.55%, 11/15/30 (Call 08/15/30)	75	66,113
3.00%, 02/14/32 (Call 11/14/31)	210	188,196
3.50%, 03/01/28 (Call 12/01/27)(a)	200	196,692
3.55%, 08/15/29 (Call 05/15/29)	231	222,827
3.80%, 08/15/25 (Call 06/15/25)	324	328,377
3.85%, 10/01/23 (Call 07/01/23)	259	262,168
4.00%, 11/15/28 (Call 08/15/28)	20	20,096
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	210	198,870
2.25%, 04/15/25 (Call 03/15/25)	304	298,586
2.35%, 02/15/30 (Call 11/15/29)	281	254,909
2.50%, 04/15/26	243	238,245
3.38%, 04/15/29 (Call 01/15/29)	299	293,788
3.50%, 07/01/24	302	306,669
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	10	8,270
2.25%, 09/15/26 (Call 06/15/26)	375	358,335
3.88%, 04/15/30 (Call 01/15/30)	255	252,950
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	170	137,506
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	141	139,879
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	57	52,953
3.05%, 07/08/26 (Call 05/08/26)	150	150,441
3.25%, 07/08/29 (Call 04/08/29)(a)	280	276,287
3.30%, 04/22/24 (Call 01/22/24)(a)	309	313,023
Security	Par (000)	Value

Retail (continued)
3.55%, 06/26/25 (Call 04/26/25)	$90	$91,700
3.70%, 06/26/28 (Call 03/26/28)	140	142,947
7.55%, 02/15/30	20	25,021
		20,153,578
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)	25	25,732

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	160	162,826
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	30	26,770
2.10%, 10/01/31 (Call 07/01/31)	175	153,379
2.95%, 04/01/25 (Call 03/01/25)	20	19,898
3.50%, 12/05/26 (Call 09/05/26)	365	367,296
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	210	181,379
3.30%, 04/01/27 (Call 01/01/27)	267	267,310
3.90%, 10/01/25 (Call 07/01/25)	237	242,432
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	194	191,410
3.50%, 01/15/28 (Call 10/15/27)	75	71,534
3.63%, 01/15/24 (Call 11/15/23)	90	90,573
3.88%, 01/15/27 (Call 10/15/26)	486	477,962
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	150	130,425
2.45%, 02/15/31 (Call 11/15/30)(c)	485	401,978
3.15%, 11/15/25 (Call 10/15/25)	190	186,035
3.46%, 09/15/26 (Call 07/15/26)	30	29,349
3.63%, 10/15/24 (Call 09/15/24)	30	30,117
4.00%, 04/15/29 (Call 02/15/29)(c)	230	219,878
4.11%, 09/15/28 (Call 06/15/28)	155	151,438
4.15%, 11/15/30 (Call 08/15/30)	440	419,368
4.15%, 04/15/32 (Call 01/15/32)(c)	195	182,966
4.75%, 04/15/29 (Call 01/15/29)	391	392,896
5.00%, 04/15/30 (Call 01/15/30)	261	263,563
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	80,761
2.00%, 08/12/31 (Call 05/12/31)	160	138,078
2.45%, 11/15/29 (Call 08/15/29)	76	69,554
2.60%, 05/19/26 (Call 02/19/26)	205	200,679
2.88%, 05/11/24 (Call 03/11/24)	379	380,993
3.15%, 05/11/27 (Call 02/11/27)(a)	189	188,231
3.40%, 03/25/25 (Call 02/25/25)	373	377,539
3.70%, 07/29/25 (Call 04/29/25)	445	452,850
3.75%, 03/25/27 (Call 01/25/27)	261	265,283
3.90%, 03/25/30 (Call 12/25/29)	594	599,156
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	229	231,718
4.65%, 11/01/24 (Call 08/01/24)	274	282,927
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	130	112,482
3.75%, 03/15/26 (Call 01/15/26)	292	295,151
3.80%, 03/15/25 (Call 12/15/24)	240	243,374
4.00%, 03/15/29 (Call 12/15/28)	220	221,736
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	190	173,080
2.45%, 04/15/28 (Call 02/15/28)	150	134,277
2.95%, 04/15/31 (Call 01/15/31)	145	126,030
4.88%, 06/22/28 (Call 03/22/28)	165	167,722

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	$145	$140,875
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	215	215,454
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	15	12,594
4.19%, 02/15/27 (Call 12/15/26)	213	213,537
4.66%, 02/15/30 (Call 11/15/29)	275	273,765
4.98%, 02/06/26 (Call 12/06/25)	123	127,192
5.33%, 02/06/29 (Call 11/06/28)	225	232,195
NVIDIA Corp.
0.31%, 06/15/23 (Call 07/01/22)	130	127,481
0.58%, 06/14/24 (Call 06/14/23)	180	172,631
1.55%, 06/15/28 (Call 04/15/28)	360	322,168
2.00%, 06/15/31 (Call 03/15/31)	260	225,381
2.85%, 04/01/30 (Call 01/01/30)	284	266,869
3.20%, 09/16/26 (Call 06/16/26)	200	201,204
NXP BV/NXP Funding LLC
4.88%, 03/01/24	339	345,261
5.35%, 03/01/26 (Call 01/01/26)	90	93,241
5.55%, 12/01/28(a)	118	124,304
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	255	214,317
2.65%, 02/15/32	20	16,828
2.70%, 05/01/25	75	72,193
3.15%, 05/01/27 (Call 03/01/27)	25	23,778
3.40%, 05/01/30	125	115,021
3.88%, 06/18/26	105	103,723
4.30%, 06/18/29	360	354,190
5.00%, 01/15/33 (Call 10/15/32)	145	144,909
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(c)	15	14,275
4.38%, 10/15/29 (Call 10/15/24)	215	200,174
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	243	215,082
2.15%, 05/20/30 (Call 02/20/30)	275	245,844
2.90%, 05/20/24 (Call 03/20/24)	25	25,062
3.25%, 05/20/27 (Call 02/20/27)	468	465,964
3.45%, 05/20/25 (Call 02/20/25)	15	15,177
4.25%, 05/20/32 (Call 02/20/32)(a)	115	119,258
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	95	85,796
3.00%, 06/01/31 (Call 03/01/31)	30	25,190
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	65	59,922
1.38%, 03/12/25 (Call 02/12/25)	355	340,722
1.75%, 05/04/30 (Call 02/04/30)	55	48,127
1.90%, 09/15/31 (Call 06/15/31)	240	209,278
2.25%, 09/04/29 (Call 06/04/29)	45	41,224
2.63%, 05/15/24 (Call 03/15/24)	60	59,999
2.90%, 11/03/27 (Call 08/03/27)	156	152,704
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)(a)	230	201,363
4.25%, 04/22/32 (Call 01/22/32)	250	250,645
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	222	197,735
2.95%, 06/01/24 (Call 04/01/24)	428	428,244
		16,943,299
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(c)	45	43,558
Security	Par (000)	Value

Shipbuilding (continued)
2.04%, 08/16/28 (Call 06/16/28)(c)	$155	$134,937
3.48%, 12/01/27 (Call 09/01/27)	195	186,935
3.84%, 05/01/25 (Call 04/01/25)	170	169,398
4.20%, 05/01/30 (Call 02/01/30)	90	86,898
		621,726
Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	170	140,036
3.40%, 09/15/26 (Call 06/15/26)	331	330,742
3.40%, 06/15/27 (Call 03/15/27)	135	133,241
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	155	150,995
2.15%, 02/01/27 (Call 12/01/26)	315	300,573
2.30%, 02/01/30 (Call 11/01/29)	282	254,849
3.25%, 02/01/25 (Call 11/01/24)	240	241,555
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	100	85,044
2.85%, 01/15/30 (Call 10/15/29)	173	155,996
3.50%, 06/15/27 (Call 03/15/27)	170	167,103
4.38%, 06/15/25 (Call 03/15/25)	140	143,209
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	230	199,042
2.90%, 12/01/29 (Call 09/01/29)	137	123,837
3.40%, 06/27/26 (Call 03/27/26)	245	241,207
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	50	49,054
3.30%, 03/01/30 (Call 12/01/29)	140	138,687
4.50%, 12/01/27 (Call 09/01/27)	184	185,308
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	225	187,432
4.80%, 03/01/26 (Call 12/01/25)	239	247,594
Fidelity National Information Services Inc.
0.60%, 03/01/24	15	14,358
1.15%, 03/01/26 (Call 02/01/26)	350	317,677
1.65%, 03/01/28 (Call 01/01/28)	190	166,286
2.25%, 03/01/31 (Call 12/01/30)	255	213,764
3.75%, 05/21/29 (Call 02/21/29)(a)	50	48,000
Fifth Third Bancorp., 4.06%, 04/25/28(b)	70	69,504
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	156	143,684
2.65%, 06/01/30 (Call 03/01/30)	197	172,485
2.75%, 07/01/24 (Call 06/01/24)	574	565,958
3.20%, 07/01/26 (Call 05/01/26)	410	398,495
3.50%, 07/01/29 (Call 04/01/29)	364	342,502
3.80%, 10/01/23 (Call 09/01/23)	203	205,156
3.85%, 06/01/25 (Call 03/01/25)	478	479,405
4.20%, 10/01/28 (Call 07/01/28)	75	74,270
Intuit Inc.
0.65%, 07/15/23	100	97,866
0.95%, 07/15/25 (Call 06/15/25)	255	238,162
1.35%, 07/15/27 (Call 05/15/27)	130	116,844
1.65%, 07/15/30 (Call 04/15/30)	155	130,843
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	363	362,960
2.40%, 08/08/26 (Call 05/08/26)	619	606,812
2.70%, 02/12/25 (Call 11/12/24)	600	600,474
2.88%, 02/06/24 (Call 12/06/23)	145	145,998
3.13%, 11/03/25 (Call 08/03/25)	606	610,836
3.30%, 02/06/27 (Call 11/06/26)	683	691,128
3.63%, 12/15/23 (Call 09/15/23)	533	543,266

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	$365	$333,205
2.30%, 03/25/28 (Call 01/25/28)	490	433,243
2.40%, 09/15/23 (Call 07/15/23)	463	459,676
2.50%, 04/01/25 (Call 03/01/25)	523	504,188
2.65%, 07/15/26 (Call 04/15/26)	505	476,245
2.80%, 04/01/27 (Call 02/01/27)	591	550,014
2.88%, 03/25/31 (Call 12/25/30)	560	478,010
2.95%, 11/15/24 (Call 09/15/24)	512	504,274
2.95%, 05/15/25 (Call 02/15/25)	513	500,201
2.95%, 04/01/30 (Call 01/01/30)	505	441,814
3.25%, 11/15/27 (Call 08/15/27)	528	494,715
3.25%, 05/15/30 (Call 02/15/30)	150	133,433
3.40%, 07/08/24 (Call 04/08/24)	528	527,472
3.63%, 07/15/23	213	215,151
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	120	110,294
1.40%, 09/15/27 (Call 07/15/27)(a)	110	96,785
1.75%, 02/15/31 (Call 11/15/30)	225	182,990
2.00%, 06/30/30 (Call 03/30/30)	5	4,185
2.35%, 09/15/24 (Call 08/15/24)	115	112,809
2.95%, 09/15/29 (Call 06/15/29)	236	214,887
3.65%, 09/15/23 (Call 08/15/23)	115	115,981
3.80%, 12/15/26 (Call 09/15/26)	250	249,620
3.85%, 12/15/25 (Call 09/15/25)(a)	10	10,063
4.20%, 09/15/28 (Call 06/15/28)	255	257,211
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	40	38,197
1.50%, 07/15/28 (Call 05/15/28)	135	120,690
1.95%, 07/15/31 (Call 04/15/31)	150	130,191
3.70%, 04/11/28 (Call 01/11/28)	277	280,698
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	373	304,200
Take-Two Interactive Software Inc.
3.30%, 03/28/24	110	109,867
3.55%, 04/14/25	150	149,781
3.70%, 04/14/27 (Call 03/14/27)	121	119,633
4.00%, 04/14/32 (Call 01/14/32)	110	105,666
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	25	22,424
2.20%, 08/15/31 (Call 05/15/31)	280	227,206
3.90%, 08/21/27 (Call 05/21/27)	349	343,765
4.50%, 05/15/25 (Call 04/15/25)	61	62,080
4.65%, 05/15/27 (Call 03/15/27)(a)	68	69,382
4.70%, 05/15/30 (Call 02/15/30)	55	54,553
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	70	68,888
3.70%, 04/01/29 (Call 02/01/29)	80	76,959
3.80%, 04/01/32 (Call 01/01/32)	110	103,815
		20,626,698
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	200	181,790
3.63%, 04/22/29 (Call 01/22/29)(a)	50	48,196
AT&T Inc.
0.90%, 03/25/24 (Call 06/13/22)	30	28,915
1.65%, 02/01/28 (Call 12/01/27)	460	407,105
1.70%, 03/25/26 (Call 03/25/23)	470	438,214
2.25%, 02/01/32 (Call 11/01/31)	40	33,850
2.30%, 06/01/27 (Call 04/01/27)	520	485,919
2.75%, 06/01/31 (Call 03/01/31)	590	529,773
Security	Par (000)	Value

Telecommunications (continued)
2.95%, 07/15/26 (Call 04/15/26)	$335	$328,454
3.80%, 02/15/27 (Call 11/15/26)	307	308,455
3.88%, 01/15/26 (Call 10/15/25)	330	336,352
4.10%, 02/15/28 (Call 11/15/27)	490	494,959
4.25%, 03/01/27 (Call 12/01/26)	261	267,708
4.30%, 02/15/30 (Call 11/15/29)	626	631,828
4.35%, 03/01/29 (Call 12/01/28)	563	569,976
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	230	235,826
9.63%, 12/15/30	525	683,786
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	242	241,453
2.50%, 09/20/26 (Call 06/20/26)	315	307,431
2.95%, 02/28/26	146	144,982
3.50%, 06/15/25(a)	196	198,783
3.63%, 03/04/24	175	178,012
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	667	849,511
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	115	104,885
2.00%, 12/10/30 (Call 09/10/30)	95	77,292
3.75%, 08/15/29 (Call 05/15/29)	100	94,692
Koninklijke KPN NV, 8.38%, 10/01/30	100	123,501
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	85	69,354
2.75%, 05/24/31 (Call 02/24/31)	185	155,148
4.00%, 09/01/24	85	85,626
4.60%, 02/23/28 (Call 11/23/27)	135	135,672
4.60%, 05/23/29 (Call 02/23/29)	181	177,990
5.60%, 06/01/32 (Call 03/01/32)	400	413,304
Orange SA, 9.00%, 03/01/31	485	646,243
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	200	192,616
2.95%, 03/15/25 (Call 03/15/23)(c)	120	117,851
3.20%, 03/15/27 (Call 02/15/27)(c)	95	92,383
3.63%, 12/15/25 (Call 09/15/25)	325	324,529
3.80%, 03/15/32 (Call 12/15/31)(c)	380	360,590
Telefonica Emisiones SA, 4.10%, 03/08/27	355	354,549
Telefonica Europe BV, 8.25%, 09/15/30	95	118,145
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	180	174,337
3.70%, 09/15/27 (Call 06/15/27)	250	250,035
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	40	36,670
2.05%, 02/15/28 (Call 12/15/27)	475	424,218
2.25%, 11/15/31 (Call 08/15/31)	190	158,050
2.40%, 03/15/29 (Call 01/15/29)(c)	15	13,272
2.55%, 02/15/31 (Call 11/15/30)	505	438,239
3.50%, 04/15/25 (Call 03/15/25)	823	817,650
3.75%, 04/15/27 (Call 02/15/27)	617	608,609
3.88%, 04/15/30 (Call 01/15/30)	1,388	1,335,076
Verizon Communications Inc.
0.75%, 03/22/24	255	246,751
0.85%, 11/20/25 (Call 10/20/25)	495	457,029
1.45%, 03/20/26 (Call 02/20/26)	415	385,742
1.50%, 09/18/30 (Call 06/18/30)	235	194,385
1.68%, 10/30/30 (Call 07/30/30)	25	20,786
1.75%, 01/20/31 (Call 10/20/30)	685	568,968
2.10%, 03/22/28 (Call 01/22/28)	567	516,883
2.36%, 03/15/32 (Call 12/15/31)	800	688,808

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.55%, 03/21/31 (Call 12/21/30)	$775	$687,115
2.63%, 08/15/26	521	501,634
3.00%, 03/22/27 (Call 01/22/27)	27	26,233
3.15%, 03/22/30 (Call 12/22/29)	583	545,402
3.38%, 02/15/25	395	398,918
3.50%, 11/01/24 (Call 08/01/24)	276	280,146
3.88%, 02/08/29 (Call 11/08/28)(a)	55	54,810
4.02%, 12/03/29 (Call 09/03/29)	644	639,144
4.13%, 03/16/27	578	592,115
4.33%, 09/21/28	375	381,510
Vodafone Group PLC
4.13%, 05/30/25	579	589,248
4.38%, 05/30/28	742	756,417
7.88%, 02/15/30	35	42,475
		24,406,323
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	145	144,352
3.50%, 09/15/27 (Call 06/15/27)	65	62,822
3.55%, 11/19/26 (Call 09/19/26)	225	220,293
3.90%, 11/19/29 (Call 08/19/29)	205	196,005
		623,472
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	245	244,483
3.25%, 06/15/27 (Call 03/15/27)(a)	121	120,191
3.40%, 09/01/24 (Call 06/01/24)	164	165,666
3.75%, 04/01/24 (Call 01/01/24)	195	198,366
3.85%, 09/01/23 (Call 06/01/23)(a)	340	344,440
7.00%, 12/15/25	55	61,541
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	185	184,086
6.90%, 07/15/28	55	63,919
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	290	276,121
1.75%, 12/02/26 (Call 11/02/26)	75	69,288
2.05%, 03/05/30 (Call 12/05/29)	140	122,598
2.45%, 12/02/31 (Call 09/02/31)	270	238,280
2.90%, 02/01/25 (Call 11/01/24)	315	310,829
4.00%, 06/01/28 (Call 03/01/28)	132	133,356
7.13%, 10/15/31	50	60,666
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	225	222,311
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	45	40,327
2.60%, 11/01/26 (Call 08/01/26)	70	66,985
3.25%, 06/01/27 (Call 03/01/27)	360	351,428
3.35%, 11/01/25 (Call 08/01/25)	315	314,726
3.40%, 08/01/24 (Call 05/01/24)	55	55,320
3.80%, 03/01/28 (Call 12/01/27)	235	235,026
4.25%, 03/15/29 (Call 12/15/28)(a)	10	10,179
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	235	204,462
3.10%, 08/05/29 (Call 05/05/29)	280	262,108
3.25%, 04/01/26 (Call 01/01/26)	200	198,462
3.40%, 02/15/28 (Call 11/15/27)	203	198,290
4.20%, 10/17/28 (Call 07/17/28)	80	81,408
4.25%, 05/15/30 (Call 02/15/30)	60	59,995
Security	Par (000)	Value

Transportation (continued)
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	$265	$266,762
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	165	151,100
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	201	193,352
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	105	92,050
2.55%, 11/01/29 (Call 08/01/29)	74	67,200
2.90%, 06/15/26 (Call 03/15/26)	109	105,595
3.00%, 03/15/32 (Call 12/15/31)	105	96,762
3.15%, 06/01/27 (Call 03/01/27)	170	165,510
3.65%, 08/01/25 (Call 06/01/25)	159	159,347
3.80%, 08/01/28 (Call 05/01/28)(a)	175	174,057
3.85%, 01/15/24 (Call 10/15/23)	185	186,933
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	260	238,711
2.50%, 09/01/24 (Call 08/01/24)	166	161,418
2.85%, 03/01/27 (Call 02/01/27)	35	33,154
2.90%, 12/01/26 (Call 10/01/26)	167	158,702
3.35%, 09/01/25 (Call 08/01/25)	10	9,842
3.65%, 03/18/24 (Call 02/18/24)	85	84,978
3.75%, 06/09/23 (Call 05/09/23)	171	171,790
3.88%, 12/01/23 (Call 11/01/23)	97	97,985
4.30%, 06/15/27	40	39,888
4.63%, 06/01/25 (Call 05/01/25)	50	50,837
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	200	188,384
2.38%, 05/20/31 (Call 02/20/31)	250	222,240
2.40%, 02/05/30 (Call 11/05/29)	165	149,178
2.75%, 03/01/26 (Call 12/01/25)	210	204,569
3.00%, 04/15/27 (Call 01/15/27)	215	209,963
3.25%, 01/15/25 (Call 10/15/24)	188	188,750
3.50%, 06/08/23 (Call 05/08/23)	372	375,452
3.60%, 02/15/24 (Call 11/15/23)	40	40,338
3.70%, 03/01/29 (Call 12/01/28)	196	194,289
3.75%, 07/15/25 (Call 05/15/25)	25	25,336
3.95%, 09/10/28 (Call 06/10/28)	342	347,277
6.63%, 02/01/29	25	28,871
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	122	120,290
2.40%, 11/15/26 (Call 08/15/26)	186	178,952
2.50%, 09/01/29 (Call 06/01/29)	87	80,265
3.05%, 11/15/27 (Call 08/15/27)	275	271,879
3.40%, 03/15/29 (Call 12/15/28)(a)	81	79,887
3.90%, 04/01/25 (Call 03/01/25)	485	495,520
4.45%, 04/01/30 (Call 01/01/30)(a)	128	134,244
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	85	78,380
1.50%, 09/22/28 (Call 07/22/28)	240	214,217
1.80%, 09/22/31 (Call 06/22/31)	385	335,193
		11,764,304
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	170	164,292
3.50%, 03/15/28 (Call 12/15/27)	65	62,638
3.85%, 03/30/27 (Call 12/30/26)	105	103,705
4.00%, 06/30/30 (Call 03/30/30)	20	19,247
4.35%, 02/15/24 (Call 01/15/24)	160	162,350
4.55%, 11/07/28 (Call 08/07/28)	140	140,778

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
4.70%, 04/01/29 (Call 01/01/29)	$168	$170,811
		823,821
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	15	13,412
3.38%, 01/20/27 (Call 12/20/26)	25	22,691
		36,103
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	200	173,106
2.80%, 05/01/30 (Call 02/01/30)	105	95,458
2.95%, 09/01/27 (Call 06/01/27)	212	203,562
3.40%, 03/01/25 (Call 12/01/24)	240	240,809
3.45%, 06/01/29 (Call 03/01/29)	215	205,944
3.75%, 09/01/28 (Call 06/01/28)	190	187,767
3.85%, 03/01/24 (Call 12/01/23)	25	25,232
4.45%, 06/01/32	110	112,904
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	120	102,644
2.70%, 04/15/30 (Call 01/15/30)	31	27,738
3.57%, 05/01/29 (Call 02/01/29)	132	125,944
United Utilities PLC, 6.88%, 08/15/28	25	27,973
		1,529,081
Total Corporate Bonds & Notes — 31.2%
(Cost: $824,985,005)		775,977,324

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	315	290,351
1.63%, 01/22/25	1,060	1,029,748
Export Development Canada, 2.63%, 02/21/24	300	300,399
Hydro-Quebec
Series HH, 8.50%, 12/01/29	100	132,657
Series IO, 8.05%, 07/07/24	71	77,986
Province of Alberta Canada
1.00%, 05/20/25	1,080	1,022,036
1.30%, 07/22/30	185	158,961
1.88%, 11/13/24	110	107,556
3.30%, 03/15/28	490	492,783
3.35%, 11/01/23	326	329,739
Province of British Columbia Canada
0.90%, 07/20/26	1,465	1,344,504
1.30%, 01/29/31	115	98,242
2.25%, 06/02/26	405	394,114
Series 10, 1.75%, 09/27/24	85	83,131
Province of Manitoba Canada
1.50%, 10/25/28	20	18,016
2.13%, 06/22/26	240	231,269
3.05%, 05/14/24	208	209,165
Series GX, 2.60%, 04/16/24	70	69,864
Province of New Brunswick Canada, 3.63%, 02/24/28	210	214,981
Province of Ontario Canada
0.63%, 01/21/26	67	61,606
1.05%, 04/14/26	40	37,180
1.05%, 05/21/27(a)	200	181,068
1.13%, 10/07/30	1,315	1,111,385
1.60%, 02/25/31	125	109,061
Security	Par (000)	Value

Canada (continued)
1.80%, 10/14/31	$65	$57,120
2.00%, 10/02/29(a)	20	18,412
2.50%, 04/27/26	490	480,940
3.05%, 01/29/24	438	441,132
3.20%, 05/16/24	618	623,667
3.40%, 10/17/23(a)	35	35,412
Province of Quebec Canada
0.60%, 07/23/25	610	568,032
1.35%, 05/28/30	115	99,901
1.90%, 04/21/31	65	58,252
2.50%, 04/20/26	465	456,811
2.75%, 04/12/27(a)	490	483,179
Series NJ, 7.50%, 07/15/23	100	105,469
Series NN, 7.13%, 02/09/24	285	305,466
Series PD, 7.50%, 09/15/29	387	489,822
Series QO, 2.88%, 10/16/24	405	405,769
Series QW, 2.50%, 04/09/24	315	314,172
Series QX, 1.50%, 02/11/25	819	791,170
		13,840,528
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	440	389,224
2.55%, 01/27/32 (Call 10/27/31)	50	44,210
2.75%, 01/31/27 (Call 12/31/26)	90	86,254
3.13%, 01/21/26	175	172,618
3.24%, 02/06/28 (Call 11/06/27)	525	509,319
		1,201,625
Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	690	692,167

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	594	610,370
5.75%, 11/22/23(a)	328	337,358
		947,728
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	295	272,728
3.40%, 09/18/29	350	337,095
3.55%, 03/31/32 (Call 12/31/31)	70	66,813
3.85%, 10/15/30	315	309,897
4.10%, 04/24/28	425	428,795
4.45%, 02/11/24	605	615,775
4.75%, 02/11/29	340	354,702
		2,385,805
Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	475	454,860
2.88%, 03/16/26(a)	375	371,269
State of Israel, 2.50%, 01/15/30	280	263,925
		1,090,054
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	50	47,750
1.25%, 02/17/26	515	466,765
2.38%, 10/17/24	435	425,452
2.88%, 10/17/29	480	438,197
6.88%, 09/27/23	720	755,698
		2,133,862

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan — 0.3%
Japan Bank for International Cooperation
0.63%, 07/15/25	$500	$465,420
1.25%, 01/21/31	335	285,809
1.88%, 07/21/26	485	461,768
1.88%, 04/15/31	590	528,787
2.00%, 10/17/29(a)	50	46,087
2.13%, 02/10/25	400	392,008
2.25%, 11/04/26	480	462,970
2.50%, 05/23/24	500	497,645
2.75%, 01/21/26	300	296,727
2.75%, 11/16/27	45	44,059
2.88%, 06/01/27	555	547,791
2.88%, 07/21/27	320	315,686
3.00%, 05/29/24	45	45,223
3.25%, 07/20/28	340	341,819
3.38%, 10/31/23	500	505,830
3.50%, 10/31/28	50	50,853
Japan International Cooperation Agency
1.00%, 07/22/30	200	167,566
2.13%, 10/20/26	265	254,660
3.25%, 05/25/27	200	200,142
3.38%, 06/12/28	200	201,250
		6,112,100
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	570	492,793
3.25%, 04/16/30 (Call 01/16/30)(a)	625	574,844
3.60%, 01/30/25	365	368,044
3.75%, 01/11/28	470	463,105
3.90%, 04/27/25 (Call 03/27/25)	370	375,691
4.13%, 01/21/26	300	304,497
4.15%, 03/28/27	710	719,209
4.50%, 04/22/29	630	635,097
4.75%, 04/27/32 (Call 01/27/32)(a)	100	100,657
8.30%, 08/15/31	122	158,824
		4,192,761
Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	325	300,388
3.75%, 03/16/25 (Call 12/16/24)	350	351,400
3.88%, 03/17/28 (Call 12/17/27)	650	637,084
4.00%, 09/22/24 (Call 06/22/24)(a)	290	293,744
7.13%, 01/29/26	320	355,667
8.88%, 09/30/27	150	181,576
9.38%, 04/01/29	10	12,683
		2,132,542
Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	25	23,660
2.78%, 01/23/31 (Call 10/23/30)	720	637,005
2.84%, 06/20/30	115	103,732
4.13%, 08/25/27(a)	430	430,439
7.35%, 07/21/25	425	466,799
		1,661,635
Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	290	261,235
3.00%, 02/01/28	510	495,383
3.23%, 03/29/27	20	19,807
Security	Par (000)	Value

Philippines (continued)
3.75%, 01/14/29	$550	$548,031
4.20%, 01/21/24	390	395,858
5.50%, 03/30/26	522	556,932
7.50%, 09/25/24(a)	30	31,596
7.75%, 01/14/31	45	55,969
9.50%, 02/02/30	258	342,263
10.63%, 03/16/25	435	516,937
		3,224,011
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	627	618,962
4.00%, 01/22/24	505	510,045
		1,129,007
South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 01/18/25	200	190,930
1.38%, 02/09/31	625	521,775
1.88%, 02/12/25	530	513,517
2.13%, 01/18/32	20	17,460
2.38%, 06/25/24(a)	200	198,096
2.63%, 05/26/26	200	195,232
2.88%, 01/21/25	320	318,422
3.25%, 11/10/25	370	371,236
3.25%, 08/12/26	295	294,684
Korea International Bond
1.75%, 10/15/31	80	70,703
2.00%, 06/19/24	25	24,593
2.50%, 06/19/29	200	191,196
2.75%, 01/19/27(a)	250	245,538
3.50%, 09/20/28	275	278,424
5.63%, 11/03/25	150	161,879
		3,593,685
Supranational — 2.1%
African Development Bank
0.88%, 03/23/26	120	111,349
0.88%, 07/22/26	60	55,186
3.00%, 09/20/23	645	649,696
Asian Development Bank
0.25%, 07/14/23	770	752,467
0.25%, 10/06/23	20	19,433
0.38%, 06/11/24	125	119,515
0.38%, 09/03/25	60	55,460
0.50%, 02/04/26	1,035	950,679
0.63%, 10/08/24	150	142,930
0.63%, 04/29/25(a)	995	935,320
0.75%, 10/08/30	45	37,572
1.00%, 04/14/26	335	312,458
1.25%, 06/09/28	55	49,785
1.50%, 10/18/24	550	534,831
1.50%, 01/20/27	650	610,649
1.50%, 03/04/31(a)	870	769,750
1.75%, 09/19/29(a)	598	549,185
1.88%, 01/24/30	560	517,810
2.00%, 01/22/25	470	461,084
2.00%, 04/24/26	405	392,344
2.38%, 08/10/27(a)	10	9,724
2.50%, 11/02/27	109	106,515
2.63%, 01/30/24	617	618,123
2.63%, 01/12/27	515	508,691

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.75%, 01/19/28	$395	$390,762
3.13%, 09/26/28	190	191,564
5.82%, 06/16/28	40	46,067
6.22%, 08/15/27	110	125,520
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	510	495,006
0.50%, 10/30/24	635	600,348
0.50%, 05/28/25	110	102,327
0.50%, 01/27/26	95	86,879
2.25%, 05/16/24	130	128,822
Council of Europe Development Bank
0.38%, 06/10/24	20	19,117
0.88%, 09/22/26	140	128,548
1.38%, 02/27/25	100	96,349
European Bank for Reconstruction & Development
0.25%, 07/10/23	285	278,576
0.50%, 05/19/25	100	93,469
0.50%, 11/25/25	10	9,221
0.50%, 01/28/26	20	18,369
1.50%, 02/13/25	50	48,322
European Investment Bank
0.25%, 09/15/23	540	525,539
0.38%, 12/15/25	165	151,515
0.38%, 03/26/26	1,005	916,098
0.63%, 07/25/25	480	448,920
0.63%, 10/21/27	150	132,856
0.75%, 10/26/26	485	442,252
0.75%, 09/23/30	75	62,920
0.88%, 05/17/30	315	268,805
1.25%, 02/14/31	2,590	2,248,897
1.38%, 03/15/27	5	4,664
1.63%, 03/14/25	990	960,250
1.63%, 10/09/29	50	45,679
1.75%, 03/15/29(a)	580	537,382
1.88%, 02/10/25	912	891,900
2.13%, 04/13/26	495	482,917
2.25%, 06/24/24	80	79,432
2.38%, 05/24/27	399	389,460
2.50%, 10/15/24	25	24,892
2.63%, 03/15/24	515	515,706
2.88%, 08/15/23	625	628,731
3.13%, 12/14/23	620	626,002
3.25%, 01/29/24	700	708,309
Inter-American Development Bank
0.25%, 11/15/23	255	247,024
0.50%, 09/23/24	170	161,689
0.63%, 07/15/25	955	893,001
0.63%, 09/16/27(a)	95	84,266
0.88%, 04/03/25	800	758,768
0.88%, 04/20/26	825	765,097
1.13%, 07/20/28	1,830	1,640,101
1.13%, 01/13/31	745	638,867
1.50%, 01/13/27	600	563,742
1.75%, 03/14/25	905	880,646
2.00%, 06/02/26	385	372,653
2.00%, 07/23/26	749	722,358
2.13%, 01/15/25	575	565,944
2.25%, 06/18/29	528	502,630
2.38%, 07/07/27	496	482,925
2.63%, 01/16/24	466	466,778
Security	Par (000)	Value

Supranational (continued)
3.00%, 10/04/23	$35	$35,262
3.00%, 02/21/24	540	544,045
3.13%, 09/18/28(a)	385	388,157
International Bank for Reconstruction & Development
0.25%, 11/24/23	65	62,932
0.38%, 07/28/25	225	208,656
0.50%, 10/28/25	210	194,271
0.63%, 04/22/25	1,485	1,396,910
0.75%, 03/11/25	70	66,269
0.75%, 11/24/27	1,010	898,829
0.75%, 08/26/30	1,180	987,731
0.88%, 05/14/30	1,655	1,408,554
1.13%, 09/13/28	920	823,556
1.25%, 02/10/31	1,078	933,634
1.38%, 04/20/28	1,000	915,400
1.50%, 08/28/24	180	175,487
1.63%, 01/15/25	958	931,607
1.63%, 11/03/31	960	851,069
1.75%, 10/23/29	174	159,890
1.88%, 10/27/26	460	440,938
2.13%, 03/03/25	541	532,474
2.50%, 03/19/24	1,590	1,588,505
2.50%, 11/25/24	1,365	1,358,052
2.50%, 07/29/25	602	596,335
2.50%, 11/22/27	165	161,355
2.50%, 03/29/32	25	23,888
3.00%, 09/27/23	1,925	1,939,726
3.13%, 11/20/25	20	20,211
International Finance Corp.
0.38%, 07/16/25	70	64,981
0.75%, 10/08/26	20	18,262
0.75%, 08/27/30(a)	650	545,642
1.38%, 10/16/24	300	290,910
2.13%, 04/07/26	294	286,321
2.88%, 07/31/23	95	95,569
Nordic Investment Bank, 2.25%, 05/21/24	250	248,330
		52,163,195
Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 11/10/23	25	24,299
0.50%, 08/26/25	20	18,524
0.63%, 05/14/25	425	397,749
1.75%, 12/12/23	500	494,025
		934,597
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	340	352,736
4.38%, 01/23/31 (Call 10/23/30)	493	514,594
4.50%, 08/14/24	310	315,819
		1,183,149
Total Foreign Government Obligations — 4.0%
(Cost: $104,117,207)		98,618,451

Municipal Debt Obligations
California — 0.1%
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	172,254

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32 (Call 02/15/32)	$40	$40,063
State of California GO
1.70%, 02/01/28	100	89,942
2.50%, 10/01/29	250	228,396
3.38%, 04/01/25	200	201,085
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	249,499
Series BD, 3.30%, 07/01/29	190	182,685
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	224,306
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	175,073
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	209,971
		1,773,274
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	340	318,839
2.15%, 07/01/30	200	174,599
		493,438
Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23	183	185,327

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 3.62%, 02/01/29	105	105,460

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	250	265,254

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	340,566

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	200	211,497
Series B, 5.68%, 06/30/28 (NPFGC)	255	271,613
		483,110
Texas — 0.0%
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	110	118,448

Utah — 0.0%
State of Utah GO, Series B, 3.54%, 07/01/25	250	251,757

Total Municipal Debt Obligations — 0.1%
(Cost: $4,297,574)		4,016,634

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Banks Funding Corp.
0.13%, 05/10/23	25	24,530
0.25%, 02/26/24	115	110,630
1.32%, 09/09/30 (Call 06/07/22)	700	591,080
Federal Home Loan Banks
0.13%, 06/02/23	25	24,487
0.38%, 09/04/25	75	69,367
0.50%, 04/14/25	75	70,361
1.00%, 03/23/26 (Call 06/23/22)	127	117,111
1.50%, 08/15/24	115	112,330
2.13%, 06/09/23	5,000	4,996,400
2.38%, 09/08/23	25	25,004
Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.50%, 02/13/24	$220	$220,068
2.75%, 12/13/24	300	300,030
3.00%, 12/09/22	2,095	2,109,288
3.00%, 03/10/28	75	74,728
3.13%, 06/13/25	3,730	3,765,920
3.25%, 06/09/28	300	303,936
3.25%, 11/16/28	2,470	2,506,655
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	75	72,767
0.25%, 06/26/23	3,050	2,987,383
0.25%, 08/24/23	348	339,718
0.25%, 09/08/23	75	73,090
0.25%, 11/06/23	75	72,811
0.25%, 12/04/23	1,774	1,717,711
0.38%, 04/20/23	74	72,856
0.38%, 07/21/25	725	672,974
0.38%, 09/23/25	575	531,053
1.50%, 02/12/25	4,288	4,149,583
2.75%, 06/19/23	2,050	2,062,710
6.75%, 09/15/29	50	62,172
6.75%, 03/15/31	1,075	1,363,594
Federal National Mortgage Association
0.25%, 07/10/23	4,099	4,010,790
0.50%, 06/17/25	2,137	1,995,531
0.75%, 10/08/27	1,705	1,521,389
0.88%, 12/18/26 (Call 06/18/22)	60	54,417
0.88%, 08/05/30	2,550	2,132,259
1.63%, 10/15/24	25	24,389
1.63%, 01/07/25	500	486,240
1.75%, 07/02/24(a)	405	398,398
1.88%, 09/24/26	2,591	2,485,779
2.00%, 10/05/22	400	400,604
2.13%, 04/24/26	25	24,364
2.38%, 01/19/23	694	696,262
2.50%, 02/05/24	25	25,035
2.63%, 09/06/24	810	810,494
2.88%, 09/12/23	350	352,453
6.25%, 05/15/29	1,110	1,330,857
6.63%, 11/15/30	1,075	1,345,341
7.13%, 01/15/30	25	31,767
7.25%, 05/15/30	50	64,318
		47,791,034
U.S. Government Obligations — 61.8%
U.S. Treasury Note/Bond
0.13%, 06/30/23	11,100	10,857,621
0.13%, 07/15/23	5,350	5,227,953
0.13%, 08/15/23	6,600	6,435,773
0.13%, 08/31/23	9,400	9,153,617
0.13%, 09/15/23	9,250	8,999,238
0.13%, 10/15/23	500	485,313
0.13%, 12/15/23	8,350	8,069,492
0.13%, 01/15/24	8,300	8,001,395
0.13%, 02/15/24	6,000	5,771,484
0.25%, 06/15/23	6,300	6,175,969
0.25%, 11/15/23	25,400	24,647,922
0.25%, 03/15/24	11,900	11,442,129
0.25%, 05/15/24	7,000	6,697,578
0.25%, 06/15/24	14,000	13,361,250
0.25%, 05/31/25	4,000	3,714,688
0.25%, 06/30/25	4,000	3,705,625

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 07/31/25	$6,000	$5,544,844
0.25%, 08/31/25	15,050	13,873,043
0.25%, 09/30/25	10,250	9,429,199
0.25%, 10/31/25	9,950	9,134,566
0.38%, 10/31/23	18,100	17,613,562
0.38%, 04/15/24	20,100	19,320,340
0.38%, 07/15/24	5,400	5,156,578
0.38%, 04/30/25	4,000	3,736,875
0.38%, 11/30/25	19,700	18,119,383
0.38%, 12/31/25	33,050	30,338,867
0.38%, 01/31/26	10,200	9,339,375
0.50%, 11/30/23	29,300	28,499,973
0.50%, 03/31/25	2,500	2,349,219
0.50%, 02/28/26	17,700	16,249,430
0.50%, 04/30/27	2,000	1,786,719
0.50%, 05/31/27	5,900	5,256,992
0.50%, 10/31/27	8,100	7,140,656
0.63%, 10/15/24	3,000	2,861,719
0.63%, 07/31/26	19,200	17,545,500
0.63%, 03/31/27	3,850	3,467,406
0.63%, 12/31/27	9,200	8,135,531
0.75%, 12/31/23	23,500	22,905,156
0.75%, 11/15/24	14,400	13,748,625
0.75%, 03/31/26	8,700	8,051,578
0.75%, 04/30/26	9,400	8,684,719
0.75%, 08/31/26	19,000	17,426,562
0.75%, 01/31/28	11,000	9,777,969
0.88%, 06/30/26	14,600	13,509,562
0.88%, 09/30/26	32,000	29,452,500
1.00%, 12/15/24	8,200	7,865,594
1.00%, 07/31/28	13,000	11,614,688
1.10%, 02/28/25	4,000	3,834,063
1.13%, 01/15/25	4,000	3,842,813
1.13%, 10/31/26	16,000	14,870,000
1.13%, 02/28/27	3,800	3,512,625
1.13%, 02/29/28	19,000	17,239,531
1.13%, 08/31/28	28,300	25,452,312
1.13%, 02/15/31	20,500	17,799,766
1.25%, 07/31/23	4,500	4,449,902
1.25%, 11/30/26	17,100	15,965,789
1.25%, 12/31/26	8,000	7,456,875
1.25%, 03/31/28	16,500	15,054,961
1.25%, 04/30/28	5,000	4,556,250
1.25%, 05/31/28	7,000	6,370,000
1.25%, 06/30/28	10,500	9,542,695
1.25%, 09/30/28	43,500	39,381,094
1.25%, 08/15/31	33,500	29,171,172
1.38%, 06/30/23	11,000	10,905,469
1.38%, 08/31/23	10,700	10,582,969
1.38%, 01/31/25	5,000	4,830,859
1.38%, 10/31/28	12,300	11,209,336
1.38%, 12/31/28	10,500	9,561,563
1.38%, 11/15/31	42,600	37,381,500
1.50%, 02/29/24	6,800	6,691,094
1.50%, 10/31/24	5,000	4,866,797
1.50%, 11/30/24	7,000	6,801,484
1.50%, 02/15/25	9,500	9,200,156
1.50%, 08/15/26	12,000	11,367,188
1.50%, 01/31/27	9,000	8,476,875
1.50%, 11/30/28	37,500	34,412,109
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 02/15/30	$3,200	$2,904,500
1.63%, 02/15/26	11,700	11,211,891
1.63%, 05/15/26	12,000	11,469,375
1.63%, 09/30/26	4,000	3,804,688
1.63%, 11/30/26	6,000	5,696,719
1.63%, 05/15/31	21,000	18,972,187
1.75%, 12/31/24	4,850	4,737,086
1.75%, 01/31/29	12,900	12,021,188
1.88%, 08/31/24	4,500	4,427,930
1.88%, 06/30/26	3,000	2,893,594
1.88%, 02/28/27	10,000	9,580,469
1.88%, 02/28/29	8,000	7,517,500
1.88%, 02/15/32	26,900	24,663,937
2.00%, 04/30/24	10,550	10,449,857
2.00%, 05/31/24	6,000	5,937,891
2.00%, 06/30/24	12,000	11,865,000
2.00%, 02/15/25	10,000	9,817,969
2.00%, 08/15/25	18,700	18,261,719
2.00%, 11/15/26	14,400	13,885,875
2.13%, 11/30/23	500	498,340
2.13%, 02/29/24	24,800	24,658,563
2.13%, 03/31/24	19,200	19,076,250
2.13%, 07/31/24	7,750	7,676,738
2.13%, 09/30/24	3,000	2,966,484
2.13%, 11/30/24	3,000	2,959,922
2.13%, 05/15/25	14,800	14,547,937
2.25%, 12/31/23	8,000	7,982,812
2.25%, 03/31/24	15,300	15,233,062
2.25%, 04/30/24	13,500	13,434,082
2.25%, 10/31/24	17,000	16,840,625
2.25%, 11/15/24	11,000	10,890,000
2.25%, 11/15/25	7,000	6,876,406
2.25%, 02/15/27	8,900	8,664,984
2.25%, 08/15/27	8,000	7,761,250
2.25%, 11/15/27	15,100	14,628,125
2.38%, 02/29/24	3,000	2,996,484
2.38%, 08/15/24	11,200	11,144,000
2.38%, 05/15/27	4,000	3,912,188
2.38%, 03/31/29	9,000	8,714,531
2.38%, 05/15/29	7,000	6,779,063
2.50%, 08/15/23	2,040	2,046,534
2.50%, 01/31/24	4,000	4,003,750
2.50%, 05/15/24	21,025	21,017,608
2.50%, 05/31/24	15,000	14,984,066
2.50%, 03/31/27	7,000	6,896,641
2.63%, 06/30/23	4,750	4,771,523
2.63%, 03/31/25	5,000	4,989,063
2.63%, 05/31/27	8,041	7,969,484
2.63%, 02/15/29	12,922	12,714,037
2.75%, 07/31/23	10,400	10,464,594
2.75%, 11/15/23	7,150	7,192,453
2.75%, 02/15/24	7,940	7,980,320
2.75%, 05/15/25	7,972	7,979,774
2.75%, 06/30/25	15,000	15,007,031
2.75%, 08/31/25	250	249,883
2.75%, 04/30/27	5,000	4,981,250
2.75%, 02/15/28	7,990	7,937,566
2.75%, 05/31/29	6,000	5,953,125
2.88%, 09/30/23	8,000	8,062,188
2.88%, 04/30/25	15,350	15,408,762

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 05/31/25	$1,900	$1,907,867
2.88%, 07/31/25	2,000	2,007,813
2.88%, 11/30/25	7,500	7,521,680
2.88%, 08/15/28	25,150	25,112,668
2.88%, 04/30/29	8,000	7,997,500
2.88%, 05/15/32	7,120	7,132,238
3.00%, 09/30/25	2,200	2,216,156
3.00%, 10/31/25	2,000	2,014,063
5.25%, 11/15/28	950	1,080,848
5.25%, 02/15/29	150	171,516
5.50%, 08/15/28	8,500	9,746,445
6.00%, 02/15/26	500	555,625
6.50%, 11/15/26	4,000	4,603,125
6.88%, 08/15/25	1,000	1,124,609
7.50%, 11/15/24	550	613,078
		1,538,247,128
Total U.S. Government & Agency Obligations — 63.7%
(Cost: $1,666,208,031)		1,586,038,162

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(f)(g)(h)	42,471	42,470,532

Total Short-Term Securities — 1.7%
(Cost: $42,470,532)		42,470,532

Total Investments in Securities — 100.7%
(Cost: $2,642,078,349)		2,507,121,103

Liabilities in Excess of Other Assets — (0.7)%		(18,094,635)

Net Assets — 100.0%		$2,489,026,468

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$54,997,080	$—	$(12,526,548	)(a)	$—	$—	$42,470,532	42,471	$31,000	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$775,977,324	$—	$775,977,324
Foreign Government Obligations	—	98,618,451	—	98,618,451
Municipal Debt Obligations	—	4,016,634	—	4,016,634
U.S. Government & Agency Obligations	—	1,586,038,162	—	1,586,038,162
Money Market Funds	42,470,532	—	—	42,470,532
	$42,470,532	$2,464,650,571	$—	$2,507,121,103

Portfolio Abbreviations - Fixed Income

GO	General Obligation
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate